UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Lifetime Funds

(Institutional Class and Classes T, T1 and L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund I

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	60.76%
International Equity	6.29
Large Cap Equity	11.54
Mid Cap Equity	4.94
Real Estate Equity	6.40
Small Cap Equity	2.51
Fixed Interest Contract	7.56
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$987.50	$0.60*

Hypothetical	$1,000.00	$1,006.56	$1.81*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,005.70	$2.61**

Hypothetical	$1,000.00	$1,022.20	$2.63**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,005.50	$3.21**

Hypothetical	$1,000.00	$1,021.60	$3.23**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.37% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.31%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.52% for the Class T shares and 0.64% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.31%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund II

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	52.18%
International Equity	8.49
Large Cap Equity	15.59
Mid Cap Equity	6.68
Real Estate Equity	7.16
Small Cap Equity	3.41
Fixed Interest Contract	6.49
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$987.20	$0.60*

Hypothetical
(5% return before expenses)	$1,000.00	$1,006.46	$1.91*

Class T
Actual	$1,000.00	$1,072.50	$2.80**

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.10	$2.73**

Class T1
Actual	$1,000.00	$1,007.50	$3.21**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.60	$3.23**

Class L
Actual	$1,000.00	$1,007.10	$4.11**

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.70	$4.14**

*Expenses are equal to the Fund’s annualized expense ratio of 0.38% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.32%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.55% for the Class T shares, 0.65% for the Class T1 shares and 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.32%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund III

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	44.19%
International Equity	10.54
Large Cap Equity	19.34
Mid Cap Equity	8.28
Real Estate Equity	7.93
Small Cap Equity	4.22
Fixed Interest Contract	5.50
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$986.60	$0.60*

Hypothetical	$1,000.00	$1,006.46	$1.91*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,009.60	$2.71**

Hypothetical	$1,000.00	$1,022.10	$2.73**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,009.50	$3.32**

Hypothetical	$1,000.00	$1,021.50	$3.34**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.38% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.32%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.55% for the Class T shares and 0.66% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.32%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund I

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	52.12%
International Equity	10.64
Large Cap Equity	16.05
Mid Cap Equity	6.87
Real Estate Equity	6.12
Small Cap Equity	4.18
Fixed Interest Contract	4.02
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$987.10	$0.79*

Hypothetical	$1,000.00	$1,006.16	$2.21*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,009.40	$2.71**

Hypothetical	$1,000.00	$1,022.10	$2.73**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,009.10	$3.32**

Hypothetical	$1,000.00	$1,021.50	$3.34**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.45% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.33%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.55% for the Class T shares and 0.66% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.33%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund II

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	39.40%
International Equity	14.34
Large Cap Equity	21.62
Mid Cap Equity	9.27
Real Estate Equity	6.71
Small Cap Equity	5.62
Fixed Interest Contract	3.04
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$986.70	$0.79*

Hypothetical	$1,000.00	$1,006.06	$2.31*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,049.90	$2.87**

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.00	$2.83**

Class T1
Actual	$1,000.00	$1,012.10	$3.32**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34**

Class L
Actual	$1,000.00	$1,011.40	$4.22**

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.60	$4.24**

*Expenses are equal to the Fund’s annualized expense ratio of 0.46% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.34%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.57% for the Class T shares, 0.67% for the Class T1 shares and 0.84% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.34%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund III

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	26.66%
International Equity	18.05
Large Cap Equity	27.23
Mid Cap Equity	11.63
Real Estate Equity	7.32
Small Cap Equity	7.06
Fixed Interest Contract	2.05
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$987.20	$0.79*

Hypothetical	$1,000.00	$1,006.06	$2.31*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,015.90	$2.92**

Hypothetical	$1,000.00	$1,021.90	$2.93**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,015.10	$3.43**

Hypothetical	$1,000.00	$1,021.40	$3.44**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.46% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.34%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.58% for the Class T shares and 0.69% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.34%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund I

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	33.84%
International Equity	18.67
Large Cap Equity	23.35
Mid Cap Equity	10.02
Real Estate Equity	5.81
Small Cap Equity	7.09
Fixed Interest Contract	1.22
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$986.20	$0.79*

Hypothetical	$1,000.00	$1,006.06	$2.31*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,014.60	$2.92**

Hypothetical	$1,000.00	$1,021.90	$2.93**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,014.20	$3.42**

Hypothetical	$1,000.00	$1,021.40	$3.44**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.47% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.35%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.58% for the Class T shares and 0.69% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.35%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund II

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	18.58%
International Equity	23.51
Large Cap Equity	29.43
Mid Cap Equity	12.60
Real Estate Equity	6.26
Small Cap Equity	8.95
Fixed Interest Contract	0.67
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$986.70	$0.79*

Hypothetical	$1,000.00	$1,005.96	$2.41*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,058.90	$3.09**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.80	$3.03**

Class T1
Actual	$1,000.00	$1,017.90	$3.53**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.30	$3.54**

Class L
Actual	$1,000.00	$1,018.00	$4.34**

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.50	$4.34**

*Expenses are equal to the Fund’s annualized expense ratio of 0.48% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.36%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Class T shares, 0.70% for the Class T1 shares and 0.86% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.36%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund III

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	8.87%
International Equity	26.56
Large Cap Equity	33.18
Mid Cap Equity	14.26
Real Estate Equity	6.70
Small Cap Equity	10.11
Fixed Interest Contract	0.32
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$986.90	$0.79*

Hypothetical	$1,000.00	$1,005.96	$2.41*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,021.40	$3.03**

Hypothetical	$1,000.00	$1,021.80	$3.03**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,020.80	$3.54**

Hypothetical	$1,000.00	$1,021.30	$3.54**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.48% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.36%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Class T shares and 0.71% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.36%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund I

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	18.87%
International Equity	26.41
Large Cap Equity	27.66
Mid Cap Equity	11.86
Real Estate Equity	5.51
Small Cap Equity	9.69
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$986.30	$0.79*

Hypothetical	$1,000.00	$1,005.96	$2.41*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,019.50	$3.03**

Hypothetical	$1,000.00	$1,021.80	$3.03**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,019.20	$3.53**

Hypothetical	$1,000.00	$1,021.30	$3.54**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.49% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Class T shares and 0.71% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund II

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	9.22%
International Equity	29.67
Large Cap Equity	31.07
Mid Cap Equity	13.33
Real Estate Equity	5.77
Small Cap Equity	10.94
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$986.20	$0.79*

Hypothetical	$1,000.00	$1,005.96	$2.41*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,058.20	$3.09**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.80	$3.03**

Class T1
Actual	$1,000.00	$1,021.70	$3.54**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.30	$3.54**

Class L
Actual	$1,000.00	$1,021.30	$4.45**

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.40	$4.44**

*Expenses are equal to the Fund’s annualized expense ratio of 0.49% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.61% for the Class T shares, 0.71% for the Class T1 shares and 0.88% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund III

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	5.33%
International Equity	31.00
Large Cap Equity	32.38
Mid Cap Equity	13.88
Real Estate Equity	6.03
Small Cap Equity	11.38
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$986.20	$0.79*

Hypothetical	$1,000.00	$1,005.96	$2.41*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,023.10	$3.03**

Hypothetical	$1,000.00	$1,021.80	$3.03**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,023.00	$3.64**

Hypothetical	$1,000.00	$1,021.20	$3.64**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.49% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.61% for the Class T shares and 0.72% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund I

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	15.36%
International Equity	30.38
Large Cap Equity	26.82
Mid Cap Equity	11.50
Real Estate Equity	5.17
Small Cap Equity	10.77
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$985.10	$0.79*

Hypothetical	$1,000.00	$1,005.96	$2.41*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,020.50	$3.03**

Hypothetical	$1,000.00	$1,021.80	$3.03**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,020.70	$3.54**

Hypothetical	$1,000.00	$1,021.30	$3.54**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.49% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. . The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Class T shares and 0.71% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund II

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	8.15%
International Equity	33.13
Large Cap Equity	29.20
Mid Cap Equity	12.54
Real Estate Equity	5.27
Small Cap Equity	11.71
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$985.60	$0.79*

Hypothetical	$1,000.00	$1,005.96	$2.41*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,041.00	$3.06**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.80	$3.03**

Class T1
Actual	$1,000.00	$1,021.70	$3.54**

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.30	$3.54**

Class L
Actual	$1,000.00	$1,021.10	$4.45**

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.40	$4.44**

*Expenses are equal to the Fund’s annualized expense ratio of 0.49% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.61% for the Class T shares, 0.71% for the Class T1 shares and 0.88% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund III

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	5.11%
International Equity	34.34
Large Cap Equity	30.16
Mid Cap Equity	12.96
Real Estate Equity	5.33
Small Cap Equity	12.10
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$984.90	$0.79*

Hypothetical	$1,000.00	$1,005.96	$2.41*
(5% return before expenses)

Class T
Actual	$1,000.00	$1,023.70	$3.04**

Hypothetical	$1,000.00	$1,021.80	$3.03**
(5% return before expenses)

Class T1
Actual	$1,000.00	$1,024.50	$3.64**

Hypothetical	$1,000.00	$1,021.20	$3.64**
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.49% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

**Expenses are equal to the Fund’s annualized expense ratio of 0.61% for the Class T shares and 0.72% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
1,218,577	American Century Short Duration Inflation Protection Bond Fund Class R2	$	12,368,554
2,815,871	Great-West Bond Index Fund Institutional Class(a)		27,680,009
1,385,247	Great-West Federated Bond Fund Institutional Class(a)		13,561,565
1,199,966	Great-West Loomis Sayles Bond Fund Institutional Class(a)		11,579,674
1,060,243	Great-West Putnam High Yield Bond Institutional Class(a)		10,220,747
552,928	Great-West Short Duration Bond Fund Institutional Class(a)		5,518,225
532,954	Great-West Templeton Global Bond Fund Institutional Class(a)		5,116,355
885,779	Oppenheimer International Bond Fund Class I		5,093,230
1,139,362	PIMCO Real Return Fund Institutional Class		12,362,076

TOTAL BOND MUTUAL FUNDS — 60.79% (Cost $106,492,667)		$	103,500,435

EQUITY MUTUAL FUNDS
24,501	AllianzGI NFJ Small-Cap Value Fund Class R6		686,523
151,382	American Century Real Estate Fund Class R6		4,217,506
234,820	DFA International Real Estate Securities Portfolio		1,228,110
219,946	Great-West American Century Growth Fund Institutional Class(a)		2,214,861
56,330	Great-West Ariel Mid Cap Value Fund Institutional Class(a)		557,100
221,627	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		2,176,373
446,054	Great-West International Index Fund Institutional Class(a)		4,331,185
68,700	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		689,059
100,547	Great-West MFS International Growth Fund Institutional Class(a)		976,308
245,230	Great-West MFS International Value Fund Institutional Class(a)		2,383,639

Shares			Fair Value

Equity Mutual Funds — (continued)
219,051	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	2,214,608
272,414	Great-West Putnam Equity Income Fund Institutional Class(a)		2,699,623
448,810	Great-West Real Estate Index Fund Institutional Class(a)		4,236,767
998,461	Great-West S&P 500® Index Fund Institutional Class(a)		9,834,838
421,376	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)		4,209,547
210,519	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)		2,147,297
279,496	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		2,699,934
143,878	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		1,464,677
97,011	Invesco Global Real Estate Fund Class R6		1,226,215
29,069	Invesco International Growth Fund Class R6		982,536
12,463	Invesco Small Cap Discovery Fund Class R6		150,799
23,711	Janus Triton Fund Class N		604,640
93,657	Northern Emerging Markets Equity Index Fund		1,022,735
29,067	Oppenheimer Developing Markets Fund Class A		1,015,313

TOTAL EQUITY MUTUAL FUNDS — 31.70% (Cost $52,205,257)		$	53,970,193

Account Balance

FIXED INTEREST CONTRACT
12,868,104(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		12,868,104

TOTAL FIXED INTEREST CONTRACT — 7.55% (Cost $12,868,104)		$	12,868,104

TOTAL INVESTMENTS — 100.04% (Cost $171,566,028)		$	170,338,732

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(76,317)

TOTAL NET ASSETS — 100.00%		$	170,262,415

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
6,145,845	American Century Short Duration Inflation Protection Bond Fund Class R2	$	62,380,331
14,193,963	Great-West Bond Index Fund Institutional Class(a)		139,526,656
6,991,072	Great-West Federated Bond Fund Institutional Class(a)		68,442,594
6,043,595	Great-West Loomis Sayles Bond Fund Institutional Class(a)		58,320,695
5,320,357	Great-West Putnam High Yield Bond Institutional Class(a)		51,288,236
2,783,238	Great-West Short Duration Bond Fund Institutional Class(a)		27,776,713
2,675,258	Great-West Templeton Global Bond Fund Institutional Class(a)		25,682,479
4,472,135	Oppenheimer International Bond Fund Class I		25,714,773
5,748,580	PIMCO Real Return Fund Institutional Class		62,372,095

TOTAL BOND MUTUAL FUNDS — 52.20% (Cost $538,014,742)		$	521,504,572

EQUITY MUTUAL FUNDS
197,514	AllianzGI NFJ Small-Cap Value Fund Class R6		5,534,353
976,535	American Century Real Estate Fund Class R6		27,206,277
1,630,913	DFA International Real Estate Securities Portfolio		8,529,673
1,740,020	Great-West American Century Growth Fund Institutional Class(a)		17,522,004
442,853	Great-West Ariel Mid Cap Value Fund Institutional Class(a)		4,379,820
1,760,604	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		17,289,135
3,539,769	Great-West International Index Fund Institutional Class(a)		34,371,157
553,696	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		5,553,573
793,973	Great-West MFS International Growth Fund Institutional Class(a)		7,709,477
1,941,666	Great-West MFS International Value Fund Institutional Class(a)		18,872,997

Shares			Fair Value

Equity Mutual Funds — (continued)
1,732,308	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	17,513,629
2,157,816	Great-West Putnam Equity Income Fund Institutional Class(a)		21,383,961
2,896,668	Great-West Real Estate Index Fund Institutional Class(a)		27,344,546
7,916,962	Great-West S&P 500® Index Fund Institutional Class(a)		77,982,075
3,339,766	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)		33,364,259
1,669,827	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)		17,032,235
2,211,997	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		21,367,894
1,150,863	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		11,715,788
673,575	Invesco Global Real Estate Fund Class R6		8,513,982
229,633	Invesco International Growth Fund Class R6		7,761,585
97,890	Invesco Small Cap Discovery Fund Class R6		1,184,467
186,336	Janus Triton Fund Class N		4,751,558
742,738	Northern Emerging Markets Equity Index Fund		8,110,697
231,277	Oppenheimer Developing Markets Fund Class A		8,078,494

TOTAL EQUITY MUTUAL FUNDS — 41.35% (Cost $383,326,982)		$	413,073,636

Account Balance

FIXED INTEREST CONTRACT
64,891,295(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		64,891,295

TOTAL FIXED INTEREST CONTRACT — 6.50% (Cost $64,891,295)		$	64,891,295

TOTAL INVESTMENTS — 100.05% (Cost $986,233,019)		$	999,469,503

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(460,138)

TOTAL NET ASSETS — 100.00%		$	999,009,365

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
260,295	American Century Short Duration Inflation Protection Bond Fund Class R2	$	2,641,993
601,825	Great-West Bond Index Fund Institutional Class(a)		5,915,939
295,774	Great-West Federated Bond Fund Institutional Class(a)		2,895,629
255,913	Great-West Loomis Sayles Bond Fund Institutional Class(a)		2,469,562
225,395	Great-West Putnam High Yield Bond Institutional Class(a)		2,172,803
117,729	Great-West Short Duration Bond Fund Institutional Class(a)		1,174,940
112,961	Great-West Templeton Global Bond Fund Institutional Class(a)		1,084,427
188,915	Oppenheimer International Bond Fund Class I		1,086,259
243,630	PIMCO Real Return Fund Institutional Class		2,643,381

TOTAL BOND MUTUAL FUNDS — 44.21% (Cost $22,668,447)		$	22,084,933

EQUITY MUTUAL FUNDS
12,170	AllianzGI NFJ Small-Cap Value Fund Class R6		340,994
53,160	American Century Real Estate Fund Class R6		1,481,049
94,872	DFA International Real Estate Securities Portfolio		496,182
107,644	Great-West American Century Growth Fund Institutional Class(a)		1,083,977
27,157	Great-West Ariel Mid Cap Value Fund Institutional Class(a)		268,581
109,183	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		1,072,182
219,228	Great-West International Index Fund Institutional Class(a)		2,128,707
34,088	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		341,904
49,238	Great-West MFS International Growth Fund Institutional Class(a)		478,099
121,372	Great-West MFS International Value Fund Institutional Class(a)		1,179,733

Shares			Fair Value

Equity Mutual Funds — (continued)
107,174	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	1,083,531
133,917	Great-West Putnam Equity Income Fund Institutional Class(a)		1,327,117
158,014	Great-West Real Estate Index Fund Institutional Class(a)		1,491,647
491,681	Great-West S&P 500® Index Fund Institutional Class(a)		4,843,060
207,161	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)		2,069,534
103,416	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)		1,054,844
137,519	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		1,328,430
71,227	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		725,094
39,200	Invesco Global Real Estate Fund Class R6		495,483
14,238	Invesco International Growth Fund Class R6		481,254
6,121	Invesco Small Cap Discovery Fund Class R6		74,065
11,651	Janus Triton Fund Class N		297,108
45,929	Northern Emerging Markets Equity Index Fund		501,545
14,294	Oppenheimer Developing Markets Fund Class A		499,288

TOTAL EQUITY MUTUAL FUNDS — 50.34% (Cost $25,551,373)		$	25,143,408

Account Balance

FIXED INTEREST CONTRACT
2,746,927(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		2,746,927

TOTAL FIXED INTEREST CONTRACT — 5.50% (Cost $2,746,927)		$	2,746,927

TOTAL INVESTMENTS — 100.05% (Cost $50,966,747)		$	49,975,268

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(22,976)

TOTAL NET ASSETS — 100.00%		$	49,952,292

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
1,056,355	American Century Short Duration Inflation Protection Bond Fund Class R2	$	10,722,005
4,503,095	Great-West Bond Index Fund Institutional Class(a)		44,265,427
2,218,620	Great-West Federated Bond Fund Institutional Class(a)		21,720,290
1,916,790	Great-West Loomis Sayles Bond Fund Institutional Class(a)		18,497,024
1,677,272	Great-West Putnam High Yield Bond Institutional Class(a)		16,168,897
478,798	Great-West Short Duration Bond Fund Institutional Class(a)		4,778,406
912,491	Great-West Templeton Global Bond Fund Institutional Class(a)		8,759,909
1,522,559	Oppenheimer International Bond Fund Class I		8,754,716
988,599	PIMCO Real Return Fund Institutional Class		10,726,300

TOTAL BOND MUTUAL FUNDS — 52.15% (Cost $148,914,712)		$	144,392,974

EQUITY MUTUAL FUNDS
67,210	AllianzGI NFJ Small-Cap Value Fund Class R6		1,883,218
230,071	American Century Real Estate Fund Class R6		6,409,789
394,246	DFA International Real Estate Securities Portfolio		2,061,904
497,768	Great-West American Century Growth Fund Institutional Class(a)		5,012,526
124,927	Great-West Ariel Mid Cap Value Fund Institutional Class(a)		1,235,523
503,721	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		4,946,545
1,189,355	Great-West International Index Fund Institutional Class(a)		11,548,635
188,074	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		1,886,386
267,067	Great-West MFS International Growth Fund Institutional Class(a)		2,593,222
655,402	Great-West MFS International Value Fund Institutional Class(a)		6,370,508

Shares			Fair Value

Equity Mutual Funds — (continued)
495,732	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	5,011,850
615,117	Great-West Putnam Equity Income Fund Institutional Class(a)		6,095,812
681,245	Great-West Real Estate Index Fund Institutional Class(a)		6,430,952
2,259,478	Great-West S&P 500® Index Fund Institutional Class(a)		22,255,861
952,815	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)		9,518,623
565,199	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)		5,765,029
631,078	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		6,096,212
326,224	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		3,320,963
162,857	Invesco Global Real Estate Fund Class R6		2,058,508
77,234	Invesco International Growth Fund Class R6		2,610,515
33,885	Invesco Small Cap Discovery Fund Class R6		410,007
63,395	Janus Triton Fund Class N		1,616,573
291,521	Northern Emerging Markets Equity Index Fund		3,183,407
90,882	Oppenheimer Developing Markets Fund Class A		3,174,491

TOTAL EQUITY MUTUAL FUNDS — 43.88% (Cost $114,603,562)		$	121,497,059

Account Balance

FIXED INTEREST CONTRACT
11,143,790(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		11,143,790

TOTAL FIXED INTEREST CONTRACT — 4.02% (Cost $11,143,790)		$	11,143,790

TOTAL INVESTMENTS — 100.05% (Cost $274,662,064)		$	277,033,823

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(131,554)

TOTAL NET ASSETS — 100.00%		$	276,902,269

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
4,760,369	American Century Short Duration Inflation Protection Bond Fund Class R2	$	48,317,743
20,283,166	Great-West Bond Index Fund Institutional Class(a)		199,383,523
10,000,454	Great-West Federated Bond Fund Institutional Class(a)		97,904,443
8,647,824	Great-West Loomis Sayles Bond Fund Institutional Class(a)		83,451,503
7,593,056	Great-West Putnam High Yield Bond Institutional Class(a)		73,197,059
2,154,627	Great-West Short Duration Bond Fund Institutional Class(a)		21,503,179
4,129,949	Great-West Templeton Global Bond Fund Institutional Class(a)		39,647,513
6,880,950	Oppenheimer International Bond Fund Class I		39,565,460
4,452,146	PIMCO Real Return Fund Institutional Class		48,305,788

TOTAL BOND MUTUAL FUNDS — 39.41% (Cost $672,357,803)		$	651,276,211

EQUITY MUTUAL FUNDS
537,956	AllianzGI NFJ Small-Cap Value Fund Class R6		15,073,522
1,458,633	American Century Real Estate Fund Class R6		40,637,521
2,800,305	DFA International Real Estate Securities Portfolio		14,645,596
3,977,305	Great-West American Century Growth Fund Institutional Class(a)		40,051,458
1,018,919	Great-West Ariel Mid Cap Value Fund Institutional Class(a)		10,077,107
4,042,351	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		39,695,885
9,541,750	Great-West International Index Fund Institutional Class(a)		92,650,389
1,509,965	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		15,144,950
2,149,670	Great-West MFS International Growth Fund Institutional Class(a)		20,873,297
5,266,045	Great-West MFS International Value Fund Institutional Class(a)		51,185,961

Shares		Fair Value

Equity Mutual Funds — (continued)
3,959,792	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$40,033,496
4,958,179	Great-West Putnam Equity Income Fund Institutional Class(a)	49,135,560
4,352,249	Great-West Real Estate Index Fund Institutional Class(a)	41,085,230
18,168,992	Great-West S&P 500® Index Fund Institutional Class(a)	178,964,573
7,667,633	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	76,599,650
4,559,861	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	46,510,580
5,089,811	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	49,167,572
2,636,767	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,842,285
1,156,879	Invesco Global Real Estate Fund Class R6	14,622,957
621,420	Invesco International Growth Fund Class R6	21,003,986
270,753	Invesco Small Cap Discovery Fund Class R6	3,276,114
508,680	Janus Triton Fund Class N	12,971,349
2,359,632	Northern Emerging Markets Equity Index Fund	25,767,179
733,427	Oppenheimer Developing Markets Fund Class A	25,618,603

TOTAL EQUITY MUTUAL FUNDS — 57.59% (Cost $869,472,547)		$951,634,820

Account Balance

FIXED INTEREST CONTRACT
50,320,352(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	50,320,352

TOTAL FIXED INTEREST CONTRACT — 3.05% (Cost $50,320,352)		$50,320,352

TOTAL INVESTMENTS — 100.05% (Cost $1,592,150,702)		$1,653,231,383

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(783,566)

TOTAL NET ASSETS — 100.00%		$1,652,447,817

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
154,663	American Century Short Duration Inflation Protection Bond Fund Class R2	$	1,569,826
659,012	Great-West Bond Index Fund Institutional Class(a)		6,478,089
324,021	Great-West Federated Bond Fund Institutional Class(a)		3,172,167
279,364	Great-West Loomis Sayles Bond Fund Institutional Class(a)		2,695,868
244,027	Great-West Putnam High Yield Bond Institutional Class(a)		2,352,418
69,819	Great-West Short Duration Bond Fund Institutional Class(a)		696,789
132,735	Great-West Templeton Global Bond Fund Institutional Class(a)		1,274,259
222,002	Oppenheimer International Bond Fund Class I		1,276,512
144,743	PIMCO Real Return Fund Institutional Class		1,570,462

TOTAL BOND MUTUAL FUNDS — 26.67% (Cost $21,673,319)		$	21,086,390

EQUITY MUTUAL FUNDS
32,236	AllianzGI NFJ Small-Cap Value Fund Class R6		903,266
74,279	American Century Real Estate Fund Class R6		2,069,403
157,156	DFA International Real Estate Securities Portfolio		821,928
240,064	Great-West American Century Growth Fund Institutional Class(a)		2,417,448
60,634	Great-West Ariel Mid Cap Value Fund Institutional Class(a)		599,668
243,368	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		2,389,871
575,955	Great-West International Index Fund Institutional Class(a)		5,592,519
90,150	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		904,205
129,081	Great-West MFS International Growth Fund Institutional Class(a)		1,253,377
317,745	Great-West MFS International Value Fund Institutional Class(a)		3,088,479

Shares			Fair Value

Equity Mutual Funds — (continued)
238,966	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	2,415,950
297,561	Great-West Putnam Equity Income Fund Institutional Class(a)		2,948,826
220,355	Great-West Real Estate Index Fund Institutional Class(a)		2,080,151
1,097,183	Great-West S&P 500® Index Fund Institutional Class(a)		10,807,252
460,910	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)		4,604,492
273,554	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)		2,790,248
305,425	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		2,950,405
158,166	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		1,610,134
64,983	Invesco Global Real Estate Fund Class R6		821,387
37,244	Invesco International Growth Fund Class R6		1,258,840
16,253	Invesco Small Cap Discovery Fund Class R6		196,660
30,909	Janus Triton Fund Class N		788,178
141,473	Northern Emerging Markets Equity Index Fund		1,544,890
44,081	Oppenheimer Developing Markets Fund Class A		1,539,743

TOTAL EQUITY MUTUAL FUNDS — 71.32% (Cost $56,714,270)		$	56,397,320

Account Balance

FIXED INTEREST CONTRACT
1,625,124(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		1,625,124

TOTAL FIXED INTEREST CONTRACT — 2.06% (Cost $1,625,124)		$	1,625,124

TOTAL INVESTMENTS — 100.05% (Cost $80,012,713)		$	79,108,834

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(37,344)

TOTAL NET ASSETS — 100.00%		$	79,071,490

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
264,853	American Century Short Duration Inflation Protection Bond Fund Class R2	$	2,688,262
2,679,268	Great-West Bond Index Fund Institutional Class(a)		26,337,203
1,319,945	Great-West Federated Bond Fund Institutional Class(a)		12,922,267
1,137,168	Great-West Loomis Sayles Bond Fund Institutional Class(a)		10,973,670
994,280	Great-West Putnam High Yield Bond Institutional Class(a)		9,584,864
120,817	Great-West Short Duration Bond Fund Institutional Class(a)		1,205,755
571,761	Great-West Templeton Global Bond Fund Institutional Class(a)		5,488,905
956,022	Oppenheimer International Bond Fund Class I		5,497,124
247,572	PIMCO Real Return Fund Institutional Class		2,686,152

TOTAL BOND MUTUAL FUNDS — 33.85% (Cost $79,837,814)		$	77,384,202

EQUITY MUTUAL FUNDS
93,792	AllianzGI NFJ Small-Cap Value Fund Class R6		2,628,048
175,869	American Century Real Estate Fund Class R6		4,899,719
331,214	DFA International Real Estate Securities Portfolio		1,732,251
595,881	Great-West American Century Growth Fund Institutional Class(a)		6,000,521
150,298	Great-West Ariel Mid Cap Value Fund Institutional Class(a)		1,486,445
605,057	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		5,941,659
1,665,469	Great-West International Index Fund Institutional Class(a)		16,171,707
262,839	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		2,636,276
373,831	Great-West MFS International Growth Fund Institutional Class(a)		3,629,902
919,801	Great-West MFS International Value Fund Institutional Class(a)		8,940,466

Shares			Fair Value

Equity Mutual Funds — (continued)
593,290	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	5,998,157
739,960	Great-West Putnam Equity Income Fund Institutional Class(a)		7,333,000
522,184	Great-West Real Estate Index Fund Institutional Class(a)		4,929,413
2,714,687	Great-West S&P 500® Index Fund Institutional Class(a)		26,739,663
1,145,531	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)		11,443,854
796,184	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)		8,121,076
758,452	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		7,326,650
396,289	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		4,034,226
136,816	Invesco Global Real Estate Fund Class R6		1,729,353
108,095	Invesco International Growth Fund Class R6		3,653,621
46,872	Invesco Small Cap Discovery Fund Class R6		567,157
89,182	Janus Triton Fund Class N		2,274,130
472,763	Northern Emerging Markets Equity Index Fund		5,162,571
147,491	Oppenheimer Developing Markets Fund Class A		5,151,869

TOTAL EQUITY MUTUAL FUNDS — 64.98% (Cost $137,768,262)		$	148,531,734

Account Balance

FIXED INTEREST CONTRACT
2,781,097(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		2,781,097

TOTAL FIXED INTEREST CONTRACT — 1.22% (Cost $2,781,097)		$	2,781,097

TOTAL INVESTMENTS — 100.05% (Cost $220,387,173)		$	228,697,033

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(110,277)

TOTAL NET ASSETS — 100.00%		$	228,586,756

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
870,738	American Century Short Duration Inflation Protection Bond Fund Class R2	$8,837,988
8,770,602	Great-West Bond Index Fund Institutional Class(a)	86,215,017
4,316,293	Great-West Federated Bond Fund Institutional Class(a)	42,256,511
3,730,550	Great-West Loomis Sayles Bond Fund Institutional Class(a)	35,999,807
3,270,101	Great-West Putnam High Yield Bond Institutional Class(a)	31,523,772
387,658	Great-West Short Duration Bond Fund Institutional Class(a)	3,868,831
1,886,191	Great-West Templeton Global Bond Fund Institutional Class(a)	18,107,432
3,128,493	Oppenheimer International Bond Fund Class I	17,988,833
814,153	PIMCO Real Return Fund Institutional Class	8,833,566

TOTAL BOND MUTUAL FUNDS — 18.59% (Cost $261,883,133)		$253,631,757

EQUITY MUTUAL FUNDS
707,580	AllianzGI NFJ Small-Cap Value Fund Class R6	19,826,395
1,092,177	American Century Real Estate Fund Class R6	30,428,040
2,351,660	DFA International Real Estate Securities Portfolio	12,299,184
4,490,906	Great-West American Century Growth Fund Institutional Class(a)	45,223,427
1,134,243	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	11,217,667
4,542,746	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	44,609,770
12,508,349	Great-West International Index Fund Institutional Class(a)	121,456,064
1,984,138	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,900,904
2,809,171	Great-West MFS International Growth Fund Institutional Class(a)	27,277,053
6,909,464	Great-West MFS International Value Fund Institutional Class(a)	67,159,989

Shares		Fair Value

Equity Mutual Funds — (continued)
4,471,845	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$45,210,349
5,560,537	Great-West Putnam Equity Income Fund Institutional Class(a)	55,104,922
3,230,334	Great-West Real Estate Index Fund Institutional Class(a)	30,494,350
20,418,617	Great-West S&P 500® Index Fund Institutional Class(a)	201,123,381
8,614,399	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	86,057,849
5,988,780	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	61,085,555
5,709,540	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	55,154,151
2,963,675	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,170,206
972,210	Invesco Global Real Estate Fund Class R6	12,288,734
811,881	Invesco International Growth Fund Class R6	27,441,588
348,331	Invesco Small Cap Discovery Fund Class R6	4,214,804
673,236	Janus Triton Fund Class N	17,167,512
3,570,428	Northern Emerging Markets Equity Index Fund	38,989,071
1,106,830	Oppenheimer Developing Markets Fund Class A	38,661,561

TOTAL EQUITY MUTUAL FUNDS — 80.79% (Cost $1,006,732,348)		$1,102,562,526

Account Balance

FIXED INTEREST CONTRACT
9,115,550(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	9,115,550

TOTAL FIXED INTEREST CONTRACT — 0.67% (Cost $9,115,550)		$9,115,550

TOTAL INVESTMENTS — 100.05% (Cost $1,277,731,031)		$1,365,309,833

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(659,746)

TOTAL NET ASSETS — 100.00%		$1,364,650,087

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
19,713	American Century Short Duration Inflation Protection Bond Fund Class R2	$200,091
200,863	Great-West Bond Index Fund Institutional Class(a)	1,974,481
98,999	Great-West Federated Bond Fund Institutional Class(a)	969,202
84,908	Great-West Loomis Sayles Bond Fund Institutional Class(a)	819,359
75,005	Great-West Putnam High Yield Bond Institutional Class(a)	723,045
8,694	Great-West Short Duration Bond Fund Institutional Class(a)	86,763
43,342	Great-West Templeton Global Bond Fund Institutional Class(a)	416,088
71,894	Oppenheimer International Bond Fund Class I	413,391
18,420	PIMCO Real Return Fund Institutional Class	199,855

TOTAL BOND MUTUAL FUNDS — 8.88% (Cost $5,974,379)		$5,802,275

EQUITY MUTUAL FUNDS
38,353	AllianzGI NFJ Small-Cap Value Fund Class R6	1,074,664
53,626	American Century Real Estate Fund Class R6	1,494,012
132,843	DFA International Real Estate Securities Portfolio	694,767
242,576	Great-West American Century Growth Fund Institutional Class(a)	2,442,745
61,820	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	611,404
246,264	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,418,308
677,252	Great-West International Index Fund Institutional Class(a)	6,576,115
107,395	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,077,167
152,233	Great-West MFS International Growth Fund Institutional Class(a)	1,478,180
374,588	Great-West MFS International Value Fund Institutional Class(a)	3,640,997

Shares		Fair Value

Equity Mutual Funds — (continued)
241,526	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$2,441,830
300,805	Great-West Putnam Equity Income Fund Institutional Class(a)	2,980,975
158,392	Great-West Real Estate Index Fund Institutional Class(a)	1,495,221
1,101,524	Great-West S&P 500® Index Fund Institutional Class(a)	10,850,008
465,738	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,652,718
323,883	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,303,604
308,316	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,978,337
160,845	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,637,401
54,943	Invesco Global Real Estate Fund Class R6	694,485
43,942	Invesco International Growth Fund Class R6	1,485,234
18,876	Invesco Small Cap Discovery Fund Class R6	228,406
36,407	Janus Triton Fund Class N	928,390
192,226	Northern Emerging Markets Equity Index Fund	2,099,105
59,728	Oppenheimer Developing Markets Fund Class A	2,086,298

TOTAL EQUITY MUTUAL FUNDS — 90.85% (Cost $59,478,090)		$59,370,371

Account Balance

FIXED INTEREST CONTRACT
206,807(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	206,807

TOTAL FIXED INTEREST CONTRACT — 0.32% (Cost $206,807)		$206,807

TOTAL INVESTMENTS — 100.05% (Cost $65,659,276)		$65,379,453

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(31,338)

TOTAL NET ASSETS — 100.00%		$65,348,115

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
883,072	Great-West Bond Index Fund Institutional Class(a)	$8,680,599
435,125	Great-West Federated Bond Fund Institutional Class(a)	4,259,876
374,653	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,615,397
326,608	Great-West Putnam High Yield Bond Institutional Class(a)	3,148,505
198,922	Great-West Templeton Global Bond Fund Institutional Class(a)	1,909,647
332,698	Oppenheimer International Bond Fund Class I	1,913,014

TOTAL BOND MUTUAL FUNDS — 18.88% (Cost $24,282,413)		$23,527,038

EQUITY MUTUAL FUNDS
69,952	AllianzGI NFJ Small-Cap Value Fund Class R6	1,960,064
89,484	American Century Real Estate Fund Class R6	2,493,031
181,483	DFA International Real Estate Securities Portfolio	949,156
385,755	Great-West American Century Growth Fund Institutional Class(a)	3,884,555
97,281	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	962,110
390,904	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,838,682
1,241,001	Great-West International Index Fund Institutional Class(a)	12,050,122
195,772	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,963,598
279,666	Great-West MFS International Growth Fund Institutional Class(a)	2,715,553
687,866	Great-West MFS International Value Fund Institutional Class(a)	6,686,059

Shares		Fair Value

Equity Mutual Funds — (continued)
384,166	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$3,883,916
477,585	Great-West Putnam Equity Income Fund Institutional Class(a)	4,732,864
263,109	Great-West Real Estate Index Fund Institutional Class(a)	2,483,745
1,751,066	Great-West S&P 500® Index Fund Institutional Class(a)	17,248,000
739,185	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,384,458
592,678	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,045,312
489,952	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,732,942
254,807	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,593,939
75,018	Invesco Global Real Estate Fund Class R6	948,226
80,829	Invesco International Growth Fund Class R6	2,732,011
34,926	Invesco Small Cap Discovery Fund Class R6	422,602
66,434	Janus Triton Fund Class N	1,694,055
400,703	Northern Emerging Markets Equity Index Fund	4,375,676
125,090	Oppenheimer Developing Markets Fund Class A	4,369,394

TOTAL EQUITY MUTUAL FUNDS — 81.17% (Cost $94,213,908)		$101,150,070

TOTAL INVESTMENTS — 100.05% (Cost $118,496,321)		$124,677,108

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(59,900)

TOTAL NET ASSETS — 100.00%		$124,617,208

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,480,538	Great-West Bond Index Fund Institutional Class(a)	$24,383,686
1,222,609	Great-West Federated Bond Fund Institutional Class(a)	11,969,344
1,051,697	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,148,880
919,119	Great-West Putnam High Yield Bond Institutional Class(a)	8,860,305
560,887	Great-West Templeton Global Bond Fund Institutional Class(a)	5,384,511
933,495	Oppenheimer International Bond Fund Class I	5,367,598

TOTAL BOND MUTUAL FUNDS — 9.23% (Cost $68,322,433)		$66,114,324

EQUITY MUTUAL FUNDS
454,532	AllianzGI NFJ Small-Cap Value Fund Class R6	12,735,981
510,233	American Century Real Estate Fund Class R6	14,215,091
1,236,204	DFA International Real Estate Securities Portfolio	6,465,344
2,492,829	Great-West American Century Growth Fund Institutional Class(a)	25,102,790
632,901	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,259,389
2,525,328	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	24,798,719
8,028,385	Great-West International Index Fund Institutional Class(a)	77,955,614
1,273,648	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,774,695
1,802,306	Great-West MFS International Growth Fund Institutional Class(a)	17,500,389
4,435,229	Great-West MFS International Value Fund Institutional Class(a)	43,110,424

Shares		Fair Value

Equity Mutual Funds — (continued)
2,482,659	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$25,099,683
3,088,859	Great-West Putnam Equity Income Fund Institutional Class(a)	30,610,593
1,507,379	Great-West Real Estate Index Fund Institutional Class(a)	14,229,655
11,310,351	Great-West S&P 500® Index Fund Institutional Class(a)	111,406,963
4,781,451	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	47,766,700
3,844,388	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	39,212,762
3,169,348	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	30,615,906
1,644,060	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,736,530
511,364	Invesco Global Real Estate Fund Class R6	6,463,645
520,399	Invesco International Growth Fund Class R6	17,589,493
225,179	Invesco Small Cap Discovery Fund Class R6	2,724,664
430,571	Janus Triton Fund Class N	10,979,560
2,597,780	Northern Emerging Markets Equity Index Fund	28,367,760
807,814	Oppenheimer Developing Markets Fund Class A	28,216,934

TOTAL EQUITY MUTUAL FUNDS — 90.82% (Cost $603,706,276)		$650,939,284

TOTAL INVESTMENTS — 100.05% (Cost $672,028,709)		$717,053,608

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(346,138)

TOTAL NET ASSETS — 100.00%		$716,707,470

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
68,566	Great-West Bond Index Fund Institutional Class(a)	$673,999
33,819	Great-West Federated Bond Fund Institutional Class(a)	331,089
28,756	Great-West Loomis Sayles Bond Fund Institutional Class(a)	277,496
25,215	Great-West Putnam High Yield Bond Institutional Class(a)	243,077
15,213	Great-West Templeton Global Bond Fund Institutional Class(a)	146,042
25,421	Oppenheimer International Bond Fund Class I	146,173

TOTAL BOND MUTUAL FUNDS — 5.34% (Cost $1,874,705)		$1,817,876

EQUITY MUTUAL FUNDS
22,438	AllianzGI NFJ Small-Cap Value Fund Class R6	628,705
24,035	American Century Real Estate Fund Class R6	669,617
68,678	DFA International Real Estate Securities Portfolio	359,184
123,601	Great-West American Century Growth Fund Institutional Class(a)	1,244,661
31,205	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	308,616
125,144	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,228,910
399,325	Great-West International Index Fund Institutional Class(a)	3,877,445
62,817	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	630,055
89,877	Great-West MFS International Growth Fund Institutional Class(a)	872,702
220,080	Great-West MFS International Value Fund Institutional Class(a)	2,139,183

Shares		Fair Value

Equity Mutual Funds — (continued)
123,100	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$1,244,542
153,173	Great-West Putnam Equity Income Fund Institutional Class(a)	1,517,947
70,640	Great-West Real Estate Index Fund Institutional Class(a)	666,839
559,895	Great-West S&P 500® Index Fund Institutional Class(a)	5,514,968
236,829	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,365,924
190,148	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,939,506
157,122	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,517,802
81,503	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	829,698
28,375	Invesco Global Real Estate Fund Class R6	358,662
25,881	Invesco International Growth Fund Class R6	874,772
11,274	Invesco Small Cap Discovery Fund Class R6	136,415
21,411	Janus Triton Fund Class N	545,984
128,615	Northern Emerging Markets Equity Index Fund	1,404,481
40,102	Oppenheimer Developing Markets Fund Class A	1,400,778

TOTAL EQUITY MUTUAL FUNDS — 94.71% (Cost $32,447,196)		$32,277,396

TOTAL INVESTMENTS — 100.05% (Cost $34,321,901)		$34,095,272

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(16,221)

TOTAL NET ASSETS — 100.00%		$34,079,051

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
224,650	Great-West Bond Index Fund Institutional Class(a)	$2,208,311
110,627	Great-West Federated Bond Fund Institutional Class(a)	1,083,039
95,290	Great-West Loomis Sayles Bond Fund Institutional Class(a)	919,551
83,245	Great-West Putnam High Yield Bond Institutional Class(a)	802,479
60,401	Great-West Templeton Global Bond Fund Institutional Class(a)	579,848
101,050	Oppenheimer International Bond Fund Class I	581,039

TOTAL BOND MUTUAL FUNDS — 15.37% (Cost $6,359,417)		$6,174,267

EQUITY MUTUAL FUNDS
25,087	AllianzGI NFJ Small-Cap Value Fund Class R6	702,935
26,226	American Century Real Estate Fund Class R6	730,654
58,503	DFA International Real Estate Securities Portfolio	305,969
120,582	Great-West American Century Growth Fund Institutional Class(a)	1,214,259
30,543	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	302,068
122,220	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,200,199
445,414	Great-West International Index Fund Institutional Class(a)	4,324,975
70,142	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	703,523
100,233	Great-West MFS International Growth Fund Institutional Class(a)	973,260
246,287	Great-West MFS International Value Fund Institutional Class(a)	2,393,908

Shares		Fair Value

Equity Mutual Funds — (continued)
120,083	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$1,214,044
149,625	Great-West Putnam Equity Income Fund Institutional Class(a)	1,482,782
77,910	Great-West Real Estate Index Fund Institutional Class(a)	735,474
546,701	Great-West S&P 500® Index Fund Institutional Class(a)	5,385,009
231,319	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,310,873
211,896	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,161,344
153,389	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,481,739
79,472	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	809,020
24,191	Invesco Global Real Estate Fund Class R6	305,772
28,956	Invesco International Growth Fund Class R6	978,702
12,620	Invesco Small Cap Discovery Fund Class R6	152,707
23,816	Janus Triton Fund Class N	607,300
162,220	Northern Emerging Markets Equity Index Fund	1,771,447
50,659	Oppenheimer Developing Markets Fund Class A	1,769,507

TOTAL EQUITY MUTUAL FUNDS — 84.68% (Cost $32,981,871)		$34,017,470

TOTAL INVESTMENTS — 100.05% (Cost $39,341,288)		$40,191,737

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(19,287)

TOTAL NET ASSETS — 100.00%		$40,172,450

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
630,814	Great-West Bond Index Fund Institutional Class(a)	$6,200,898
309,882	Great-West Federated Bond Fund Institutional Class(a)	3,033,746
269,513	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,600,805
237,010	Great-West Putnam High Yield Bond Institutional Class(a)	2,284,773
170,478	Great-West Templeton Global Bond Fund Institutional Class(a)	1,636,588
282,352	Oppenheimer International Bond Fund Class I	1,623,524

TOTAL BOND MUTUAL FUNDS — 8.15% (Cost $17,960,745)		$17,380,334

EQUITY MUTUAL FUNDS
144,905	AllianzGI NFJ Small-Cap Value Fund Class R6	4,060,243
133,428	American Century Real Estate Fund Class R6	3,717,316
363,869	DFA International Real Estate Securities Portfolio	1,903,035
696,823	Great-West American Century Growth Fund Institutional Class(a)	7,017,004
175,306	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,733,774
706,880	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	6,941,558
2,570,066	Great-West International Index Fund Institutional Class(a)	24,955,338
405,993	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,072,108
578,750	Great-West MFS International Growth Fund Institutional Class(a)	5,619,659
1,422,547	Great-West MFS International Value Fund Institutional Class(a)	13,827,161

Shares		Fair Value

Equity Mutual Funds — (continued)
693,938	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$7,015,717
863,770	Great-West Putnam Equity Income Fund Institutional Class(a)	8,559,957
394,335	Great-West Real Estate Index Fund Institutional Class(a)	3,722,524
3,157,882	Great-West S&P 500® Index Fund Institutional Class(a)	31,105,133
1,337,624	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	13,362,864
1,222,885	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	12,473,425
887,010	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	8,568,517
461,726	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,700,374
150,516	Invesco Global Real Estate Fund Class R6	1,902,527
167,238	Invesco International Growth Fund Class R6	5,652,639
72,152	Invesco Small Cap Discovery Fund Class R6	873,042
137,206	Janus Triton Fund Class N	3,498,760
946,789	Northern Emerging Markets Equity Index Fund	10,338,941
293,703	Oppenheimer Developing Markets Fund Class A	10,259,048

TOTAL EQUITY MUTUAL FUNDS — 91.90% (Cost $186,703,651)		$195,880,664

TOTAL INVESTMENTS — 100.05% (Cost $204,664,396)		$213,260,998

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(101,276)

TOTAL NET ASSETS — 100.00%		$213,159,722

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
15,349	Great-West Bond Index Fund Institutional Class(a)	$150,878
7,566	Great-West Federated Bond Fund Institutional Class(a)	74,071
6,517	Great-West Loomis Sayles Bond Fund Institutional Class(a)	62,893
5,683	Great-West Putnam High Yield Bond Institutional Class(a)	54,780
4,138	Great-West Templeton Global Bond Fund Institutional Class(a)	39,727
6,867	Oppenheimer International Bond Fund Class I	39,487

TOTAL BOND MUTUAL FUNDS — 5.12% (Cost $435,306)		$421,836

EQUITY MUTUAL FUNDS
5,786	AllianzGI NFJ Small-Cap Value Fund Class R6	162,122
4,869	American Century Real Estate Fund Class R6	135,642
16,140	DFA International Real Estate Securities Portfolio	84,410
27,857	Great-West American Century Growth Fund Institutional Class(a)	280,519
7,043	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	69,660
28,276	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	277,676
103,209	Great-West International Index Fund Institutional Class(a)	1,002,157
16,182	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	162,309
23,251	Great-West MFS International Growth Fund Institutional Class(a)	225,763
57,009	Great-West MFS International Value Fund Institutional Class(a)	554,133

Shares		Fair Value

Equity Mutual Funds — (continued)
27,744	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$280,489
34,581	Great-West Putnam Equity Income Fund Institutional Class(a)	342,698
14,383	Great-West Real Estate Index Fund Institutional Class(a)	135,774
126,161	Great-West S&P 500® Index Fund Institutional Class(a)	1,242,687
53,467	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	534,134
48,915	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	498,931
35,479	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	342,729
18,427	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	187,588
6,675	Invesco Global Real Estate Fund Class R6	84,374
6,705	Invesco International Growth Fund Class R6	226,619
2,861	Invesco Small Cap Discovery Fund Class R6	34,620
5,503	Janus Triton Fund Class N	140,317
37,865	Northern Emerging Markets Equity Index Fund	413,489
11,782	Oppenheimer Developing Markets Fund Class A	411,535

TOTAL EQUITY MUTUAL FUNDS — 94.93% (Cost $7,899,148)		$7,830,375

TOTAL INVESTMENTS — 100.05% (Cost $8,334,454)		$8,252,211

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(3,948)

TOTAL NET ASSETS — 100.00%		$8,248,263

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$129,380,495	$769,331,218	$38,936,667
Investments at fair value, unaffiliated(b)	40,958,237	230,138,285	11,038,601
Subscriptions receivable	66,806	2,606,432	15,298
Receivable for investments sold	338,018	2,375,310	125,045
Dividends receivable	26,071	131,988	5,563

Total Assets	170,769,627	1,004,583,233	50,121,174

LIABILITIES:
Payable to investment adviser	10,262	66,822	3,564
Payable for administrative services fees	52,954	311,298	15,553
Redemptions payable	402,450	2,898,611	140,342
Payable for investments purchased	28,445	2,215,118	5,563
Payable for distribution fees	13,101	82,019	3,860

Total Liabilities	507,212	5,573,868	168,882

NET ASSETS	$170,262,415	$999,009,365	$49,952,292

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,375,434	$7,556,906	$363,871
Paid-in capital in excess of par	165,842,192	944,930,222	48,758,570
Net unrealized appreciation (depreciation)	(1,227,296)	13,236,484	(991,479)
Undistributed net investment income (loss)	(15,791)	297,947	3,898
Accumulated net realized gain	4,287,876	32,987,806	1,817,432

NET ASSETS	$170,262,415	$999,009,365	$49,952,292

NET ASSETS BY CLASS
Class T	$12,602,434	$134,040,693	$3,644,900

Class T1	$157,650,109	$781,960,997	$46,297,521

Class L	N/A	$82,997,803	N/A

Institutional Class	$9,872	$9,872	$9,871

CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	100,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	1,021,272	9,743,240	263,731
Class T1	12,732,054	56,943,528	3,373,968
Class L	N/A	8,881,281	N/A
Institutional Class	1,011	1,011	1,011

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.34	$13.76	$13.82

Class T1	$12.38	$13.73	$13.72

Class L	N/A	$9.35	N/A

Institutional Class	$9.76	$9.76	$9.76

(a) Cost of investments, affiliated	$129,288,733	$749,508,547	$39,556,919
(b) Cost of investments, unaffiliated	$42,277,295	$236,724,472	$11,409,828

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$223,422,390	$1,343,425,565	$64,747,739
Investments at fair value, unaffiliated(b)	53,611,433	309,805,818	14,361,095
Subscriptions receivable	242,636	2,505,397	43,130
Receivable for investments sold	272,381	6,119,217	–
Dividends receivable	36,833	167,338	5,383

Total Assets	277,585,673	1,662,023,335	79,157,347

LIABILITIES:
Payable to investment adviser	24,889	138,542	6,998
Payable for administrative services fees	85,993	514,717	24,669
Redemptions payable	484,516	7,179,730	–
Payable for investments purchased	67,334	1,612,222	48,512
Payable for distribution fees	20,672	130,307	5,678

Total Liabilities	683,404	9,575,518	85,857

NET ASSETS	$276,902,269	$1,652,447,817	$79,071,490

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,059,103	$11,026,544	$504,900
Paid-in capital in excess of par	262,234,623	1,502,914,063	70,339,614
Net unrealized appreciation (depreciation)	2,371,759	61,080,681	(903,879)
Undistributed net investment income	43,023	774,034	22,878
Accumulated net realized gain	10,193,761	76,652,495	9,107,977

NET ASSETS	$276,902,269	$1,652,447,817	$79,071,490

NET ASSETS BY CLASS
Class T	$27,790,886	$195,117,143	$11,107,258

Class T1	$249,101,516	$1,383,822,848	$67,954,363

Class L	N/A	$73,497,958	N/A

Institutional Class	$9,867	$9,868	$9,869

CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	120,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	2,065,861	12,617,965	706,308
Class T1	18,524,158	89,996,058	4,341,683
Class L	N/A	7,650,407	N/A
Institutional Class	1,012	1,012	1,010

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.45	$15.46	$15.73

Class T1	$13.45	$15.38	$15.65

Class L	N/A	$9.61	N/A

Institutional Class	$9.75	$9.75	$9.77

(a) Cost of investments, affiliated	$219,254,436	$1,274,017,521	$65,104,632
(b) Cost of investments, unaffiliated	$55,407,628	$318,133,181	$14,908,081

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$190,026,776	$1,128,332,557	$53,780,755
Investments at fair value, unaffiliated(b)	38,670,257	236,977,276	11,598,698
Subscriptions receivable	208,364	1,387,851	245,323
Receivable for investments sold	358,545	843,323	9,117
Dividends receivable	20,179	65,960	1,503

Total Assets	229,284,121	1,367,606,967	65,635,396

LIABILITIES:
Payable to investment adviser	21,569	127,305	6,204
Payable for administrative services fees	71,302	424,247	20,290
Redemptions payable	556,783	2,025,958	197,600
Payable for investments purchased	30,305	271,175	58,343
Payable for distribution fees	17,406	108,195	4,844

Total Liabilities	697,365	2,956,880	287,281

NET ASSETS	$228,586,756	$1,364,650,087	$65,348,115

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,525,415	$8,223,945	$392,839
Paid-in capital in excess of par	206,543,687	1,193,018,796	53,442,237
Net unrealized appreciation (depreciation)	8,309,860	87,578,802	(279,823)
Undistributed net investment income	74,038	800,357	26,187
Accumulated net realized gain	12,133,756	75,028,187	11,766,675

NET ASSETS	$228,586,756	$1,364,650,087	$65,348,115

NET ASSETS BY CLASS
Class T	$19,926,798	$161,246,007	$7,103,128

Class T1	$208,650,094	$1,137,701,384	$58,235,120

Class L	N/A	$65,692,830	N/A

Institutional Class	$9,864	$9,866	$9,867

CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	90,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	1,329,112	9,370,654	422,838
Class T1	13,924,022	66,325,250	3,504,540
Class L	N/A	6,542,534	N/A
Institutional Class	1,012	1,010	1,008

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.99	$17.21	$16.80

Class T1	$14.98	$17.15	$16.62

Class L	N/A	$10.04	N/A

Institutional Class	$9.75	$9.77	$9.79

(a) Cost of investments, affiliated	$180,595,514	$1,035,704,005	$53,593,248
(b) Cost of investments, unaffiliated	$39,791,659	$242,027,026	$12,066,028

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$102,819,879	$583,927,538	$27,570,501
Investments at fair value, unaffiliated(b)	21,857,229	133,126,070	6,524,771
Subscriptions receivable	158,329	1,434,723	44,188
Receivable for investments sold	189,414	1,289,239	–
Dividends receivable	6,311	17,759	473

Total Assets	125,031,162	719,795,329	34,139,933

LIABILITIES:
Payable to investment adviser	11,825	66,931	3,126
Payable for administrative services fees	38,738	222,644	10,449
Redemptions payable	318,812	2,312,133	12,072
Payable for investments purchased	35,242	429,587	32,589
Payable for distribution fees	9,337	56,564	2,646

Total Liabilities	413,954	3,087,859	60,882

NET ASSETS	$124,617,208	$716,707,470	$34,079,051

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$781,791	$4,172,776	$198,998
Paid-in capital in excess of par	109,782,280	623,422,393	26,513,627
Net unrealized appreciation (depreciation)	6,180,787	45,024,899	(226,629)
Undistributed net investment income	50,446	419,125	12,107
Accumulated net realized gain	7,821,904	43,668,277	7,580,948

NET ASSETS	$124,617,208	$716,707,470	$34,079,051

NET ASSETS BY CLASS
Class T	$12,407,934	$81,879,953	$1,873,248

Class T1	$112,199,414	$603,553,220	$32,195,943

Class L	N/A	$31,264,436	N/A

Institutional Class	$9,860	$9,861	$9,860

CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	45,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	777,355	4,593,505	106,924
Class T1	7,039,548	34,079,072	1,882,049
Class L	N/A	3,054,173	N/A
Institutional Class	1,009	1,008	1,007

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$15.96	$17.83	$17.52

Class T1	$15.94	$17.71	$17.11

Class L	N/A	$10.24	N/A

Institutional Class	$9.77	$9.78	$9.79

(a) Cost of investments, affiliated	$96,054,749	$535,885,309	$27,544,505
(b) Cost of investments, unaffiliated	$22,441,572	$136,143,400	$6,777,396

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$32,285,705	$169,431,923	$6,519,596
Investments at fair value, unaffiliated(b)	7,906,032	43,829,075	1,732,615
Subscriptions receivable	71,654	473,073	15,172
Receivable for investments sold	142,664	98,694	–
Dividends receivable	1,925	5,332	129

Total Assets	40,407,980	213,838,097	8,267,512

LIABILITIES:
Payable to investment adviser	3,698	19,232	740
Payable for administrative services fees	12,531	65,993	2,549
Redemptions payable	210,448	545,714	5,049
Payable for investments purchased	5,795	31,384	10,251
Payable for distribution fees	3,058	16,052	660

Total Liabilities	235,530	678,375	19,249

NET ASSETS	$40,172,450	$213,159,722	$8,248,263

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$260,397	$1,237,637	$47,417
Paid-in capital in excess of par	36,731,118	192,463,086	7,511,233
Net unrealized appreciation (depreciation)	850,449	8,596,602	(82,243)
Undistributed net investment income	22,056	104,268	6,611
Accumulated net realized gain	2,308,430	10,758,129	765,245

NET ASSETS	$40,172,450	$213,159,722	$8,248,263

NET ASSETS BY CLASS
Class T	$3,467,934	$27,397,028	$295,272

Class T1	$36,694,663	$180,589,767	$7,943,138

Class L	N/A	$5,163,074	N/A

Institutional Class	$9,853	$9,853	$9,853

CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	35,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	224,372	1,557,232	16,579
Class T1	2,378,594	10,305,623	456,583
Class L	N/A	512,511	N/A
Institutional Class	1,008	1,007	1,007

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$15.46	$17.59	$17.81

Class T1	$15.43	$17.52	$17.40

Class L	N/A	$10.07	N/A

Institutional Class	$9.77	$9.78	$9.78

(a) Cost of investments, affiliated	$31,127,012	$159,495,394	$6,530,819
(b) Cost of investments, unaffiliated	$8,214,276	$45,169,002	$1,803,635

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

INVESTMENT INCOME:
Interest, affiliated	$101,133	$480,747	$19,120
Dividends, affiliated	1,269,830	6,980,495	323,329
Dividends, unaffiliated	239,813	1,225,728	53,482

Total Income	1,610,776	8,686,970	395,931

EXPENSES:
Management fees	108,955	602,758	28,374
Administrative services fees - Class T	8,078	80,352	2,145
Administrative services fees - Class T1	95,176	471,221	27,662
Administrative services fees - Class L	–	45,216	–
Distribution fees - Class T1	82,612	400,595	21,823
Distribution fees - Class L	–	82,162	–

Total Expenses	294,821	1,682,304	80,004

Less amount waived for management fees	7,894	39,909	1,769

Net Expenses	286,927	1,642,395	78,235

NET INVESTMENT INCOME	1,323,849	7,044,575	317,696

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,911,844	9,497,269	121,406
Net realized gain (loss) on investments, unaffiliated	379,653	2,121,274	(2,965)

Net Realized Gain	2,291,497	11,618,543	118,441

Net change in unrealized depreciation on investments	(2,299,214)	(11,130,315)	(144,199)

Net Realized and Unrealized Gain (Loss)	(7,717)	488,228	(25,758)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,316,132	$7,532,803	$291,938

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

INVESTMENT INCOME:
Interest, affiliated	$84,996	$370,440	$11,125
Dividends, affiliated	2,137,552	11,273,417	462,483
Dividends, unaffiliated	319,947	1,561,631	57,454

Total Income	2,542,495	13,205,488	531,062

EXPENSES:
Management fees	172,391	991,563	44,348
Administrative services fees - Class T	17,821	116,210	6,647
Administrative services fees - Class T1	148,604	828,676	40,599
Administrative services fees - Class L	–	40,546	–
Distribution fees - Class T1	126,780	696,256	31,444
Distribution fees - Class L	–	77,145	–

Total Expenses	465,596	2,750,396	123,038

Less amount waived for management fees	4,595	37,933	1,462

Net Expenses	461,001	2,712,463	121,576

NET INVESTMENT INCOME	2,081,494	10,493,025	409,486

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,493,874	16,832,646	292,247
Net realized gain on investments, unaffiliated	1,138,342	9,806,755	113,224

Net Realized Gain	4,632,216	26,639,401	405,471

Net change in unrealized appreciation (depreciation) on investments	(3,912,842)	(17,906,066)	11,946

Net Realized and Unrealized Gain	719,374	8,733,335	417,417

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,800,868	$19,226,360	$826,903

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

INVESTMENT INCOME:
Interest, affiliated	$20,874	$65,741	$1,378
Dividends, affiliated	1,548,394	7,392,880	295,121
Dividends, unaffiliated	183,539	773,156	27,305

Total Income	1,752,807	8,231,777	323,804

EXPENSES:
Management fees	140,727	804,916	35,945
Administrative services fees - Class T	12,277	95,571	4,215
Administrative services fees - Class T1	124,837	678,066	34,321
Administrative services fees - Class L	–	37,253	–
Distribution fees - Class T1	106,237	563,016	26,508
Distribution fees - Class L	–	69,890	–

Total Expenses	384,078	2,248,712	100,989

Less amount waived for management fees	2,878	18,152	754

Net Expenses	381,200	2,230,560	100,235

NET INVESTMENT INCOME	1,371,607	6,001,217	223,569

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,569,856	13,054,059	139,891
Net realized gain on investments, unaffiliated	1,513,042	10,823,041	90,212

Net Realized Gain	5,082,898	23,877,100	230,103

Net change in unrealized appreciation (depreciation) on investments	(2,870,643)	(6,518,276)	531,803

Net Realized and Unrealized Gain	2,212,255	17,358,824	761,906

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,583,862	$23,360,041	$985,475

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$686,004	$3,240,051	$138,580
Dividends, unaffiliated	67,014	284,693	11,181

Total Income	753,018	3,524,744	149,761

EXPENSES:
Management fees	75,307	417,021	18,155
Administrative services fees - Class T	7,570	48,580	1,107
Administrative services fees - Class T1	66,846	359,453	18,688
Administrative services fees - Class L	–	16,974	–
Distribution fees - Class T1	55,973	295,204	14,218
Distribution fees - Class L	–	30,747	–

Total Expenses	205,696	1,167,979	52,168

Less amount waived for management fees	1,458	9,406	457

Net Expenses	204,238	1,158,573	51,711

NET INVESTMENT INCOME	548,780	2,366,171	98,050

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,892,968	7,107,878	50,964
Net realized gain on investments, unaffiliated	888,933	5,558,791	16,875

Net Realized Gain	2,781,901	12,666,669	67,839

Net change in unrealized appreciation (depreciation) on investments	(926,997)	(1,266,845)	326,315

Net Realized and Unrealized Gain	1,854,904	11,399,824	394,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,403,684	$13,765,995	$492,204

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

INVESTMENT INCOME:
Dividends, affiliated	199,370	893,860	31,522
Dividends, unaffiliated	20,358	78,973	2,526

Total Income	219,728	972,833	34,048

EXPENSES:
Management fees	24,184	121,082	4,314
Administrative services fees - Class T	2,464	16,131	169
Administrative services fees - Class T1	21,743	106,270	4,613
Administrative services fees - Class L	–	2,891	–
Distribution fees - Class T1	17,899	85,384	3,461
Distribution fees - Class L	–	5,239	–

Total Expenses	66,290	336,997	12,557

Less amount waived for management fees	599	3,396	135
Less amount waived by distributor - Class L	–	6	–

Net Expenses	65,691	333,595	12,422

NET INVESTMENT INCOME	154,037	639,238	21,626

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	744,531	2,081,808	19,768
Net realized gain (loss) on investments, unaffiliated	230,059	1,236,515	(2,312)

Net Realized Gain	974,590	3,318,323	17,456

Net change in unrealized appreciation (depreciation) on investments	(329,859)	13,001	78,527

Net Realized and Unrealized Gain	644,731	3,331,324	95,983

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$798,768	$3,970,562	$117,609

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2015 Fund I

OPERATIONS:
Net investment income	$1,323,849	$4,898,076
Net realized gain	2,291,497	8,005,321
Net change in unrealized depreciation	(2,299,214)	(1,439,997)

Net Increase in Net Assets Resulting from Operations	1,316,132	11,463,400

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(103,269)	(643,472)
Class T1	(1,236,255)	(4,317,692)
Institutional Class	(116)	–

From net investment income	(1,339,640)	(4,961,164)

From net realized gains
Class T	–	(1,012,321)
Class T1	–	(6,706,530)

From net realized gains	0	(7,718,851)

Total Distributions	(1,339,640)	(12,680,015)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,008,924	8,967,303
Class T1	25,540,240	51,625,685
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	103,269	1,655,793
Class T1	1,236,255	11,024,222
Institutional Class	116	–
Shares redeemed
Class T	(9,104,979)	(29,079,382)
Class T1	(37,398,610)	(61,155,707)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(18,604,785)	(16,962,086)

Total Decrease in Net Assets	(18,628,293)	(18,178,701)

NET ASSETS:
Beginning of period	188,890,708	207,069,409

End of period(a)	$170,262,415	$188,890,708

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	80,459	704,008
Class T1	2,024,133	4,032,846
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	8,302	130,620
Class T1	99,059	871,291
Institutional Class	11	–
Shares redeemed
Class T	(723,013)	(2,267,859)
Class T1	(2,963,734)	(4,755,608)

Net Decrease	(1,473,783)	(1,284,702)

(a) Including (overdistributed) net investment income:	$(15,791)	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2015 Fund II

OPERATIONS:
Net investment income	$7,044,575	$23,422,317
Net realized gain	11,618,543	45,418,266
Net change in unrealized depreciation	(11,130,315)	(11,790,328)

Net Increase in Net Assets Resulting from Operations	7,532,803	57,050,255

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(971,443)	(3,599,461)
Class T1	(5,341,197)	(18,370,857)
Class L	(838,016)	(1,462,016)
Institutional Class	(114)	–

From net investment income	(7,150,770)	(23,432,334)

From net realized gains
Class T	–	(5,177,022)
Class T1	–	(26,759,686)
Class L	–	(2,032,378)

From net realized gains	0	(33,969,086)

Total Distributions	(7,150,770)	(57,401,420)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	15,531,962	70,181,052
Class T1	114,306,543	262,267,726
Class L	45,854,010	30,779,830
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	971,443	8,776,483
Class T1	5,341,197	45,130,543
Class L	838,016	3,494,394
Institutional Class	114	–
Shares redeemed
Class T	(23,527,162)	(97,998,795)
Class T1	(135,733,088)	(255,910,580)
Class L	(12,289,955)	(8,709,092)

Net Increase in Net Assets Resulting from Capital Share Transactions	11,303,080	58,011,561

Total Increase in Net Assets	11,685,113	57,660,396

NET ASSETS:
Beginning of period	987,324,252	929,663,856

End of period(a)	$999,009,365	$987,324,252

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,108,469	5,011,568
Class T1	8,193,518	18,660,963
Class L	4,813,045	3,132,902
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	69,888	626,135
Class T1	385,090	3,233,533
Class L	88,773	365,579
Institutional Class	11	–
Shares redeemed
Class T	(1,680,013)	(6,908,362)
Class T1	(9,730,478)	(18,210,100)
Class L	(1,290,281)	(887,322)

Net Increase	1,959,022	5,024,896

(a) Including undistributed net investment income:	$297,947	$404,142

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2015 Fund III

OPERATIONS:
Net investment income	$317,696	$982,747
Net realized gain	118,441	3,307,429
Net change in unrealized depreciation	(144,199)	(1,845,783)

Net Increase in Net Assets Resulting from Operations	291,938	2,444,393

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(24,578)	(179,575)
Class T1	(298,750)	(814,207)
Institutional Class	(107)	–

From net investment income	(323,435)	(993,782)

From net realized gains
Class T	–	(511,105)
Class T1	–	(1,618,898)

From net realized gains	0	(2,130,003)

Total Distributions	(323,435)	(3,123,785)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	261,124	2,179,376
Class T1	13,653,903	39,069,949
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	24,578	690,680
Class T1	298,750	2,433,105
Institutional Class	107	–
Shares redeemed
Class T	(381,747)	(21,332,429)
Class T1	(5,797,670)	(12,105,161)

Net Increase in Net Assets Resulting from Capital Share Transactions	8,069,045	10,935,520

Total Increase in Net Assets	8,037,548	10,256,128

NET ASSETS:
Beginning of period	41,914,744	31,658,616

End of period(a)	$49,952,292	$41,914,744

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	18,531	152,680
Class T1	978,254	2,730,097
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	1,757	48,244
Class T1	21,508	175,137
Institutional Class	11	–
Shares redeemed
Class T	(27,116)	(1,481,108)
Class T1	(416,673)	(847,148)

Net Increase	577,272	777,902

(a) Including undistributed net investment income:	$3,898	$9,637

  See notes to financial statements.

  Semi-Annual Report - - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2025 Fund I

OPERATIONS:
Net investment income	$2,081,494	$7,023,527
Net realized gain	4,632,216	16,009,780
Net change in unrealized depreciation	(3,912,842)	(6,202,983)

Net Increase in Net Assets Resulting from Operations	2,800,868	16,830,324

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(219,586)	(1,015,849)
Class T1	(1,894,706)	(6,062,055)
Institutional Class	(122)	–

From net investment income	(2,114,414)	(7,077,904)

From net realized gains
Class T	–	(2,109,587)
Class T1	–	(12,805,736)

From net realized gains	0	(14,915,323)

Total Distributions	(2,114,414)	(21,993,227)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,884,762	12,982,625
Class T1	34,813,866	83,989,935
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	219,586	3,125,436
Class T1	1,894,706	18,867,791
Institutional Class	122	–
Shares redeemed
Class T	(13,850,386)	(31,992,341)
Class T1	(41,977,223)	(77,287,357)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,004,567)	9,686,089

Total Increase (Decrease) in Net Assets	(15,318,113)	4,523,186

NET ASSETS:
Beginning of period	292,220,382	287,697,196

End of period(a)	$276,902,269	$292,220,382

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	210,753	935,375
Class T1	2,545,197	6,017,320
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	16,146	226,945
Class T1	139,317	1,373,949
Institutional Class	12	–
Shares redeemed
Class T	(1,009,325)	(2,291,768)
Class T1	(3,068,990)	(5,523,947)

Net Increase (Decrease)	(1,165,890)	737,874

(a) Including undistributed net investment income:	$43,023	$75,943

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2025 Fund II

OPERATIONS:
Net investment income	$10,493,025	$35,388,140
Net realized gain	26,639,401	83,715,730
Net change in unrealized depreciation	(17,906,066)	(26,763,327)

Net Increase in Net Assets Resulting from Operations	19,226,360	92,340,543

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,296,889)	(4,726,750)
Class T1	(8,676,986)	(28,960,461)
Class L	(736,662)	(1,614,755)
Institutional Class	(118)	–

From net investment income	(10,710,655)	(35,301,966)

From net realized gains
Class T	–	(7,801,267)
Class T1	–	(46,610,203)
Class L	–	(2,461,934)

From net realized gains	0	(56,873,404)

Total Distributions	(10,710,655)	(92,175,370)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	23,280,505	94,339,827
Class T1	206,456,168	445,734,374
Class L	33,047,111	29,336,328
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	1,296,889	12,528,017
Class T1	8,676,986	75,570,664
Class L	736,662	4,076,689
Institutional Class	118	–
Shares redeemed
Class T	(30,857,612)	(116,825,778)
Class T1	(198,233,838)	(306,929,033)
Class L	(10,888,313)	(11,661,092)

Net Increase in Net Assets Resulting from Capital Share Transactions	33,524,676	226,169,996

Total Increase in Net Assets	42,040,381	226,335,169

NET ASSETS:
Beginning of period	1,610,407,436	1,384,072,267

End of period(a)	$1,652,447,817	$1,610,407,436

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,483,376	6,046,074
Class T1	13,244,600	28,565,935
Class L	3,375,026	2,920,418
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	82,710	797,891
Class T1	556,574	4,853,138
Class L	75,632	414,483
Institutional Class	12	–
Shares redeemed
Class T	(1,965,020)	(7,378,268)
Class T1	(12,717,088)	(19,684,050)
Class L	(1,111,833)	(1,159,929)

Net Increase	3,024,989	15,375,692

(a) Including undistributed net investment income:	$774,034	$991,664

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2025 Fund III

OPERATIONS:
Net investment income	$409,486	$1,695,395
Net realized gain	405,471	12,163,445
Net change in unrealized appreciation (depreciation)	11,946	(7,847,618)

Net Increase in Net Assets Resulting from Operations	826,903	6,011,222

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(62,028)	(450,561)
Class T1	(358,617)	(1,253,835)
Institutional Class	(104)	–

From net investment income	(420,749)	(1,704,396)

From net realized gains
Class T	–	(1,791,216)
Class T1	–	(3,388,594)

From net realized gains	0	(5,179,810)

Total Distributions	(420,749)	(6,884,206)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	466,033	10,360,635
Class T1	25,688,409	46,921,497
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	62,028	2,241,777
Class T1	358,617	4,642,429
Institutional Class	104	–
Shares redeemed
Class T	(322,809)	(61,229,323)
Class T1	(11,292,746)	(12,132,619)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	14,969,636	(9,195,604)

Total Increase (Decrease) in Net Assets	15,375,790	(10,068,588)

NET ASSETS:
Beginning of period	63,695,700	73,764,288

End of period(a)	$79,071,490	$63,695,700

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	29,117	634,750
Class T1	1,617,107	2,855,134
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	3,877	137,051
Class T1	22,526	293,404
Institutional Class	10	–
Shares redeemed
Class T	(20,266)	(3,694,240)
Class T1	(710,956)	(740,030)

Net Increase (Decrease)	942,415	(513,931)

(a) Including undistributed net investment income:	$22,878	$34,141

  See notes to financial statements.

  Semi-Annual Report - - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2035 Fund I

OPERATIONS:
Net investment income	$1,371,607	$5,082,220
Net realized gain	5,082,898	16,692,922
Net change in unrealized depreciation	(2,870,643)	(8,307,151)

Net Increase in Net Assets Resulting from Operations	3,583,862	13,467,991

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(129,243)	(561,538)
Class T1	(1,275,190)	(4,558,201)
Institutional Class	(114)	–

From net investment income	(1,404,547)	(5,119,739)

From net realized gains
Class T	–	(1,618,719)
Class T1	–	(12,908,579)

From net realized gains	0	(14,527,298)

Total Distributions	(1,404,547)	(19,647,037)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	3,025,445	10,547,326
Class T1	28,364,328	71,423,198
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	129,243	2,180,257
Class T1	1,275,190	17,466,780
Institutional Class	114	–
Shares redeemed
Class T	(6,920,889)	(26,518,276)
Class T1	(35,424,491)	(52,575,759)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,541,060)	22,523,526

Total Increase (Decrease) in Net Assets	(7,361,745)	16,344,480

NET ASSETS:
Beginning of period	235,948,501	219,604,021

End of period(a)	$228,586,756	$235,948,501

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	199,211	681,264
Class T1	1,866,610	4,606,335
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	8,486	142,356
Class T1	83,783	1,145,446
Institutional Class	12	–
Shares redeemed
Class T	(453,462)	(1,714,005)
Class T1	(2,329,857)	(3,386,926)

Net Increase (Decrease)	(624,217)	1,474,470

(a) Including undistributed net investment income:	$74,038	$106,978

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2035 Fund II

OPERATIONS:
Net investment income	$6,001,217	$25,168,607
Net realized gain	23,877,100	76,154,599
Net change in unrealized depreciation	(6,518,276)	(27,875,620)

Net Increase in Net Assets Resulting from Operations	23,360,041	73,447,586

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(766,958)	(3,250,948)
Class T1	(4,929,658)	(20,496,361)
Class L	(519,939)	(1,346,721)
Institutional Class	(99)	–

From net investment income	(6,216,654)	(25,094,030)

From net realized gains
Class T	–	(6,786,470)
Class T1	–	(41,312,282)
Class L	–	(2,434,444)

From net realized gains	0	(50,533,196)

Total Distributions	(6,216,654)	(75,627,226)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	23,252,441	81,083,348
Class T1	187,206,158	380,249,313
Class L	33,019,168	28,616,670
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	766,958	10,037,418
Class T1	4,929,658	61,808,643
Class L	519,939	3,781,165
Institutional Class	99	–
Shares redeemed
Class T	(21,316,406)	(84,831,935)
Class T1	(156,107,263)	(236,699,847)
Class L	(12,026,140)	(9,004,489)

Net Increase in Net Assets Resulting from Capital Share Transactions	60,254,612	235,040,286

Total Increase in Net Assets	77,397,999	232,860,646

NET ASSETS:
Beginning of period	1,287,252,088	1,054,391,442

End of period(a)	$1,364,650,087	$1,287,252,088

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,333,668	4,719,911
Class T1	10,801,908	22,072,593
Class L	3,236,704	2,727,228
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	43,726	577,623
Class T1	281,856	3,576,014
Class L	50,775	369,608
Institutional Class	10	–
Shares redeemed
Class T	(1,220,660)	(4,848,506)
Class T1	(9,008,890)	(13,741,596)
Class L	(1,177,440)	(858,176)

Net Increase	4,342,657	14,594,699

a) Including undistributed net investment income:	$800,357	$1,015,794

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2035 Fund III

OPERATIONS:
Net investment income	$223,569	$1,292,243
Net realized gain	230,103	14,926,163
Net change in unrealized appreciation (depreciation)	531,803	(10,657,669)

Net Increase in Net Assets Resulting from Operations	985,475	5,560,737

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(27,151)	(273,798)
Class T1	(207,041)	(1,023,543)
Institutional Class	(81)	–

From net investment income	(234,273)	(1,297,341)

From net realized gains
Class T	–	(1,929,704)
Class T1	–	(3,596,223)

From net realized gains	0	(5,525,927)

Total Distributions	(234,273)	(6,823,268)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	478,233	8,493,464
Class T1	20,198,434	32,277,998
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	27,151	2,203,502
Class T1	207,041	4,619,766
Institutional Class	81	–
Shares redeemed
Class T	(200,229)	(64,838,091)
Class T1	(6,923,526)	(7,782,703)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	13,797,185	(25,026,064)

Total Increase (Decrease) in Net Assets	14,548,387	(26,288,595)

NET ASSETS:
Beginning of period	50,799,728	77,088,323

End of period(a)	$65,348,115	$50,799,728

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	28,069	484,096
Class T1	1,205,446	1,827,328
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	1,582	124,888
Class T1	12,194	275,813
Institutional Class	8	–
Shares redeemed
Class T	(11,889)	(3,644,752)
Class T1	(413,394)	(446,356)

Net Increase (Decrease)	823,016	(1,378,983)

(a) Including undistributed net investment income:	$26,187	$36,891

  See notes to financial statements.

  Semi-Annual Report - - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2045 Fund I

OPERATIONS:
Net investment income	$548,780	$2,436,898
Net realized gain	2,781,901	9,379,825
Net change in unrealized depreciation	(926,997)	(5,057,537)

Net Increase in Net Assets Resulting from Operations	2,403,684	6,759,186

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(60,609)	(317,452)
Class T1	(507,843)	(2,136,664)
Institutional Class	(95)	–

From net investment income	(568,547)	(2,454,116)

From net realized gains
Class T	–	(1,012,670)
Class T1	–	(6,392,365)

From net realized gains	0	(7,405,035)

Total Distributions	(568,547)	(9,859,151)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,133,450	6,635,988
Class T1	20,953,831	43,635,908
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	60,609	1,330,122
Class T1	507,843	8,529,029
Institutional Class	95	–
Shares redeemed
Class T	(4,500,152)	(14,617,259)
Class T1	(19,666,186)	(29,114,398)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(500,510)	16,399,390

Total Increase in Net Assets	1,334,627	13,299,425

NET ASSETS:
Beginning of period	123,282,581	109,983,156

End of period(a)	$124,617,208	$123,282,581

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	132,994	406,939
Class T1	1,298,410	2,673,695
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	3,723	81,846
Class T1	31,252	528,019
Institutional Class	9	–
Shares redeemed
Class T	(277,433)	(895,021)
Class T1	(1,217,801)	(1,784,148)

Net Increase (Decrease)	(27,846)	1,011,330

(a) Including undistributed net investment income:	$50,446	$70,213

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2045 Fund II

OPERATIONS:
Net investment income	$2,366,171	$12,039,508
Net realized gain	12,666,669	43,690,600
Net change in unrealized depreciation	(1,266,845)	(20,599,172)

Net Increase in Net Assets Resulting from Operations	13,765,995	35,130,936

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(302,928)	(1,533,869)
Class T1	(1,987,374)	(9,925,928)
Class L	(195,452)	(548,847)
Institutional Class	(83)	–

From net investment income	(2,485,837)	(12,008,644)

From net realized gains
Class T	–	(3,651,946)
Class T1	–	(21,040,113)
Class L	–	(985,780)

From net realized gains	0	(25,677,839)

Total Distributions	(2,485,837)	(37,686,483)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	13,852,667	45,443,711
Class T1	125,661,067	225,844,696
Class L	18,129,419	14,466,229
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	302,928	5,185,815
Class T1	1,987,374	30,966,041
Class L	195,452	1,534,627
Institutional Class	83	–
Shares redeemed
Class T	(10,463,966)	(61,072,952)
Class T1	(92,106,897)	(137,650,231)
Class L	(5,720,706)	(4,712,291)

Net Increase in Net Assets Resulting from Capital Share Transactions	51,847,421	120,005,645

Total Increase in Net Assets	63,127,579	117,450,098

NET ASSETS:
Beginning of period	653,579,891	536,129,793

End of period(a)	$716,707,470	$653,579,891

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	768,412	2,557,073
Class T1	7,024,937	12,737,471
Class L	1,744,238	1,354,703
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	16,626	288,375
Class T1	109,800	1,739,262
Class L	18,686	147,802
Institutional Class	8	–
Shares redeemed
Class T	(578,029)	(3,375,883)
Class T1	(5,145,420)	(7,763,392)
Class L	(551,521)	(441,399)

Net Increase	3,408,737	7,244,012

(a) Including undistributed net investment income:	$419,125	$538,791

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2045 Fund III

OPERATIONS:
Net investment income	$98,050	$687,950
Net realized gain	67,839	8,761,628
Net change in unrealized appreciation (depreciation)	326,315	(6,413,618)

Net Increase in Net Assets Resulting from Operations	492,204	3,035,960

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(6,085)	(107,069)
Class T1	(97,635)	(583,703)
Institutional Class	(74)	–

From net investment income	(103,794)	(690,772)

From net realized gains
Class T	–	(1,023,645)
Class T1	–	(1,506,026)

From net realized gains	0	(2,529,671)

Total Distributions	(103,794)	(3,220,443)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	125,070	5,895,717
Class T1	12,542,451	18,110,720
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	6,085	1,130,714
Class T1	97,635	2,089,729
Institutional Class	74	–
Shares redeemed
Class T	(112,272)	(41,933,120)
Class T1	(4,513,867)	(2,980,608)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,155,176	(17,686,848)

Total Increase (Decrease) in Net Assets	8,543,586	(17,871,331)

NET ASSETS:
Beginning of period	25,535,465	43,406,796

End of period(a)	$34,079,051	$25,535,465

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	7,036	331,196
Class T1	726,281	1,012,377
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	340	62,135
Class T1	5,579	121,508
Institutional Class	7	–
Shares redeemed
Class T	(6,304)	(2,324,006)
Class T1	(262,962)	(166,873)

Net Increase (Decrease)	470,977	(963,663)

(a) Including undistributed net investment income:	$12,107	$17,851

  See notes to financial statements.

  Semi-Annual Report - - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2055 Fund I

OPERATIONS:
Net investment income	$154,037	$721,306
Net realized gain	974,590	2,659,779
Net change in unrealized depreciation	(329,859)	(1,573,618)

Net Increase in Net Assets Resulting from Operations	798,768	1,807,467

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(14,052)	(93,800)
Class T1	(146,312)	(626,171)
Institutional Class	(83)	–

From net investment income	(160,447)	(719,971)

From net realized gains
Class T	–	(289,791)
Class T1	–	(1,799,177)

From net realized gains	0	(2,088,968)

Total Distributions	(160,447)	(2,808,939)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	634,425	2,871,250
Class T1	10,470,271	18,991,266
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	14,052	383,591
Class T1	146,312	2,425,348
Institutional Class	83	–
Shares redeemed
Class T	(1,878,569)	(4,369,044)
Class T1	(8,433,533)	(9,310,601)

Net Increase in Net Assets Resulting from Capital Share Transactions	963,041	10,991,810

Total Increase in Net Assets	1,601,362	9,990,338

NET ASSETS:
Beginning of period	38,571,088	28,580,750

End of period(a)	$40,172,450	$38,571,088

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	40,823	182,834
Class T1	669,446	1,206,508
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	890	24,431
Class T1	9,290	155,445
Institutional Class	8	–
Shares redeemed
Class T	(118,973)	(276,979)
Class T1	(538,439)	(590,321)

Net Increase	64,045	701,918

(a) Including undistributed net investment income:	$22,056	$28,466

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2055 Fund II

OPERATIONS:
Net investment income	$639,238	$3,244,662
Net realized gain	3,318,323	11,837,254
Net change in unrealized appreciation (depreciation)	13,001	(6,880,310)

Net Increase in Net Assets Resulting from Operations	3,970,562	8,201,606

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(93,936)	(469,886)
Class T1	(549,985)	(2,672,134)
Class L	(30,375)	(100,128)
Institutional Class	(77)	–

From net investment income	(674,373)	(3,242,148)

From net realized gains
Class T	–	(1,084,519)
Class T1	–	(6,162,892)
Class L	–	(216,060)

From net realized gains	0	(7,463,471)

Total Distributions	(674,373)	(10,705,619)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	7,085,278	17,500,180
Class T1	48,132,199	79,324,086
Class L	2,652,303	2,759,755
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	93,936	1,554,405
Class T1	549,985	8,835,026
Class L	30,375	316,188
Institutional Class	77	–
Shares redeemed
Class T	(5,261,884)	(14,064,180)
Class T1	(26,949,827)	(44,154,973)
Class L	(977,443)	(1,364,896)

Net Increase in Net Assets Resulting from Capital Share Transactions	25,364,999	50,705,591

Total Increase in Net Assets	28,661,188	48,201,578

NET ASSETS:
Beginning of period	184,498,534	136,296,956

End of period(a)	$213,159,722	$184,498,534

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	398,668	990,747
Class T1	2,720,551	4,488,123
Class L	259,313	261,034
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	5,222	87,677
Class T1	30,709	501,490
Class L	2,949	30,843
Institutional Class	7	–
Shares redeemed
Class T	(293,833)	(783,175)
Class T1	(1,522,359)	(2,504,236)
Class L	(95,825)	(128,501)

Net Increase	1,506,402	2,944,002

(a) Including undistributed net investment income:	$104,268	$139,403

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Lifetime 2055 Fund III

OPERATIONS:
Net investment income	$21,626	$129,490
Net realized gain	17,456	955,238
Net change in unrealized appreciation (depreciation)	78,527	(668,144)

Net Increase in Net Assets Resulting from Operations	117,609	416,584

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(891)	(16,867)
Class T1	(22,049)	(113,326)
Institutional Class	(71)	–

From net investment income	(23,011)	(130,193)

From net realized gains
Class T	–	(118,734)
Class T1	–	(286,457)

From net realized gains	0	(405,191)

Total Distributions	(23,011)	(535,384)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	49,936	2,167,348
Class T1	3,045,042	3,745,257
Institutional Class	10,000	–
Shares issued in reinvestment of distributions
Class T	891	135,601
Class T1	22,049	399,783
Institutional Class	71	–
Shares redeemed
Class T	(18,678)	(5,961,454)
Class T1	(926,348)	(392,966)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,182,963	93,569

Total Increase (Decrease) in Net Assets	2,277,561	(25,231)

NET ASSETS:
Beginning of period	5,970,702	5,995,933

End of period(a)	$8,248,263	$5,970,702

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,773	122,071
Class T1	173,169	209,214
Institutional Class	1,000	–
Shares issued in reinvestment of distributions
Class T	49	7,417
Class T1	1,239	22,867
Institutional Class	7	–
Shares redeemed
Class T	(1,026)	(331,605)
Class T1	(52,813)	(22,062)

Net Increase	124,398	7,902

(a) Including undistributed net investment income:	$6,611	$7,996

  See notes to financial statements.

  Semi-Annual Report - - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.37		$12.51		$12.64		$11.91		$12.44	$11.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.26	(a)	0.25	(a)	0.35	(a)	0.69	0.27
Net realized and unrealized gain (loss)	(0.01)		0.44		0.52		0.93		(0.40)	0.95

Total From Investment Operations	0.07		0.70		0.77		1.28		0.29	1.22

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.34)		(0.35)		(0.33)		(0.66)	(0.32)
From net realized gains	–		(0.50)		(0.55)		(0.22)		(0.16)	(0.10)

Total Distributions	(0.10)		(0.84)		(0.90)		(0.55)		(0.82)	(0.42)

NET ASSET VALUE, END OF PERIOD	$12.34		$12.37		$12.51		$12.64		$11.91	$12.44

TOTAL RETURN(b)	0.57%	(c) (d)	5.57%		6.29%		10.76%		2.27%	10.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$12,602		$20,471		$38,625		$56,741		$28,788	$25,585
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.22%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.21%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.35%	(f)	2.05%		1.94%		2.75%		2.78%	3.08%
Portfolio turnover rate(g)	25%	(c)(h)	27%		50%		38%		62%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.41		$12.55		$12.68		$11.95		$12.50	$11.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(a)	0.31	(a)	0.28	(a)	0.35	(a)	0.64	0.27
Net realized and unrealized gain (loss)	(0.02)		0.38		0.48		0.93		(0.38)	0.95

Total From Investment Operations	0.07		0.69		0.76		1.28		0.26	1.22

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.33)		(0.34)		(0.33)		(0.65)	(0.26)
From net realized gains	–		(0.50)		(0.55)		(0.22)		(0.16)	(0.10)

Total Distributions	(0.10)		(0.83)		(0.89)		(0.55)		(0.81)	(0.36)

NET ASSET VALUE, END OF PERIOD	$12.38		$12.41		$12.55		$12.68		$11.95	$12.50

TOTAL RETURN(b)	0.54%	(c) (d)	5.47%		6.14%		10.65%		2.15%	10.63%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$157,650		$168,420		$168,444		$140,579		$81,643	$58,747
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.33%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.37%		2.15%		2.79%		2.74%
Before waiver	N/A		N/A		N/A		N/A		N/A	3.01%
After waiver	1.47%	(g)	N/A		N/A		N/A		N/A	3.01%
Portfolio turnover rate(h)	25%	(c) (i)	27%		50%		38%		62%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2015 Fund I - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized loss	(0.19)

Total From Investment Operations	(0.12)

LESS DISTRIBUTIONS:
From net investment income	(0.12)

Total Distributions	(0.12)

NET ASSETS VALUE, END OF PERIOD	$9.76

TOTAL RETURN(c) (d)	(1.25%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.06%	(g)
Ratio of net investment income to average net assets(f)	4.14%	(g)
Portfolio turnover rate(h)	25%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.74		$13.73		$13.34		$12.41		$12.88	$11.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.31	(a)	0.32	(a)	0.36	(a)	0.54	0.25
Net realized and unrealized gain (loss)	0.02		0.52		0.85		1.12		(0.35)	1.11

Total From Investment Operations	0.12		0.83		1.17		1.48		0.19	1.36

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.34)		(0.36)		(0.31)		(0.54)	(0.25)
From net realized gains	–		(0.48)		(0.42)		(0.24)		(0.12)	(0.09)

Total Distributions	(0.10)		(0.82)		(0.78)		(0.55)		(0.66)	(0.34)

NET ASSET VALUE, END OF PERIOD	$13.76		$13.74		$13.73		$13.34		$12.41	$12.88

TOTAL RETURN(b)	0.87%	(c) (d)	6.04%		8.97%		11.91%		1.49%	11.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$134,041		$140,814		$158,142		$122,399		$37,125	$25,210
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.47%	(f)	2.19%		2.28%		2.73%		2.67%	2.84%
Portfolio turnover rate(g)	24%	(c) (h)	24%		29%		35%		52%	37%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.72		$13.71		$13.31		$12.40		$12.88	$11.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.34	(a)	0.30	(a)	0.34	(a)	0.54	0.23
Net realized and unrealized gain (loss)	–		0.48		0.86		1.11		(0.36)	1.12

Total From Investment Operations	0.10		0.82		1.16		1.45		0.18	1.35

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.33)		(0.34)		(0.30)		(0.54)	(0.24)
From net realized gains	–		(0.48)		(0.42)		(0.24)		(0.12)	(0.09)

Total Distributions	(0.09)		(0.81)		(0.76)		(0.54)		(0.66)	(0.33)

NET ASSET VALUE, END OF PERIOD	$13.73		$13.72		$13.71		$13.31		$12.40	$12.88

TOTAL RETURN(b)	0.75%	(c) (d)	5.93%		8.84%		11.86%		1.34%	11.50%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$781,961		$797,092		$745,925		$584,168		$351,144	$199,406
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.33%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.38%		2.18%		2.56%		2.68%
Before waiver	N/A		N/A		N/A		N/A		N/A	2.82%
After waiver	1.38%	(g)	N/A		N/A		N/A		N/A	2.82%
Portfolio turnover rate(h)	24%	(c) (i)	24%		29%		35%		52%	37%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Lifetime 2015 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.38		$9.63		$9.56		$9.09		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.27	(b)	0.25	(b)	0.30	(b)	0.61
Net realized and unrealized gain (loss)	–		0.29		0.57		0.75		(0.85)

Total From Investment Operations	0.07		0.56		0.82		1.05		(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.33)		(0.33)		(0.34)		(0.61)
From net realized gains	–		(0.48)		(0.42)		(0.24)		(0.06)

Total Distributions	(0.10)		(0.81)		(0.75)		(0.58)		(0.67)

NET ASSET VALUE, END OF PERIOD	$9.35		$9.38		$9.63		$9.56		$9.09

TOTAL RETURN(c)	0.71%	(d) (e)	5.79%		8.73%		11.58%	(f)	(2.39%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$82,998		$49,418		$25,597		$9,791		$1,976
Ratio of expenses to average net assets(g)			0.37%		0.37%
Before waiver	0.51%	(h)	N/A		N/A		0.37%		0.37%	(h)
After waiver	0.50%	(h)	N/A		N/A		0.37%		0.37%	(h)
Ratio of net investment income to average net assets(g)			2.72%		2.53%
Before waiver	N/A		N/A		N/A		3.07%		3.95%	(h)
After waiver	1.50%	(h)	N/A		N/A		3.07%		3.96%	(h)
Portfolio turnover rate(i)	24%	(d) (j)	24%		29%		35%		52%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2015 Fund II - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized loss	(0.19)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.11)

Total Distributions	(0.11)

NET ASSETS VALUE, END OF PERIOD	$9.76

TOTAL RETURN(c) (d)	(1.28%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.06%	(g)
Ratio of net investment income to average net assets(f)	3.90%	(g)
Portfolio turnover rate(h)	24%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.78		$13.87		$13.45		$12.55		$13.24	$12.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.20	(a)	0.33	(a)	0.31	(a)	0.49	0.19
Net realized and unrealized gain (loss)	0.03		0.69		1.21		1.31		(0.45)	1.31

Total From Investment Operations	0.13		0.89		1.54		1.62		0.04	1.50

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.27)		(0.44)		(0.56)		(0.53)	(0.18)
From net realized gains	–		(0.71)		(0.68)		(0.16)		(0.20)	(0.21)

Total Distributions	(0.09)		(0.98)		(1.12)		(0.72)		(0.73)	(0.39)

NET ASSET VALUE, END OF PERIOD	$13.82		$13.78		$13.87		$13.45		$12.55	$13.24

TOTAL RETURN(b)	0.96%	(c) (d)	6.41%		11.76%		13.01%		0.31%	12.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$3,645		$3,728		$21,508		$16,912		$2,900	$204
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.37%	(f)	1.39%		2.31%		2.30%		5.64%	2.39%
Portfolio turnover rate(g)	27%	(c) (h)	79%		60%		61%		78%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2015 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.68		$13.85		$13.48		$12.58		$13.19	$12.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(a)	0.48	(a)	0.38	(a)	0.28	(a)	0.44	0.21
Net realized and unrealized gain (loss)	0.04		0.41		1.16		1.33		(0.41)	1.27

Total From Investment Operations	0.13		0.89		1.54		1.61		0.03	1.48

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.35)		(0.49)		(0.55)		(0.44)	(0.21)
From net realized gains	–		(0.71)		(0.68)		(0.16)		(0.20)	(0.21)

Total Distributions	(0.09)		(1.06)		(1.17)		(0.71)		(0.64)	(0.42)

NET ASSET VALUE, END OF PERIOD	$13.72		$13.68		$13.85		$13.48		$12.58	$13.19

TOTAL RETURN(b)	0.93%	(c) (d)	6.39%		11.64%		12.90%		0.35%	12.38%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$46,298		$38,187		$10,151		$7,174		$6,638	$4,499
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.35%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			3.35%		2.71%		2.08%		2.31%
Before waiver	N/A		N/A		N/A		N/A		N/A	2.56%
After waiver	1.34%	(g)	N/A		N/A		N/A		N/A	2.56%
Portfolio turnover rate(h)	27%	(c) (i)	79%		60%		61%		78%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2015 Fund III - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized loss	(0.19)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.11)

Total Distributions	(0.11)

NET ASSETS VALUE, END OF PERIOD	$9.76

TOTAL RETURN(c) (d)	(1.34%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.06%	(g)
Ratio of net investment income to average net assets(f)	3.71%	(g)
Portfolio turnover rate(h)	27%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.43		$13.69		$13.29		$12.30		$13.11	$12.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(a)	0.30	(a)	0.28	(a)	0.34	(a)	0.70	0.24
Net realized and unrealized gain (loss)	0.04		0.49		1.08		1.20		(0.67)	1.22

Total From Investment Operations	0.13		0.79		1.36		1.54		0.03	1.46

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.35)		(0.38)		(0.31)		(0.68)	(0.28)
From net realized gains	–		(0.70)		(0.58)		(0.24)		(0.16)	(0.10)

Total Distributions	(0.11)		(1.05)		(0.96)		(0.55)		(0.84)	(0.38)

NET ASSET VALUE, END OF PERIOD	$13.45		$13.43		$13.69		$13.29		$12.30	$13.11

TOTAL RETURN(b)	0.94%	(c) (d)	5.79%		10.48%		12.54%		0.22%	12.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$27,791		$38,263		$54,464		$70,415		$42,230	$40,346
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.22%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.35%	(f)	2.17%		2.00%		2.57%		2.43%	2.78%
Portfolio turnover rate(g)	21%	(c) (h)	29%		42%		33%		54%	42%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.43		$13.69		$13.28		$12.31		$13.13	$12.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.33	(a)	0.32	(a)	0.35	(a)	0.67	0.24
Net realized and unrealized gain (loss)	0.02		0.45		1.04		1.17		(0.65)	1.19

Total From Investment Operations	0.12		0.78		1.36		1.52		0.02	1.43

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.34)		(0.37)		(0.31)		(0.68)	(0.23)
From net realized gains	–		(0.70)		(0.58)		(0.24)		(0.16)	(0.10)

Total Distributions	(0.10)		(1.04)		(0.95)		(0.55)		(0.84)	(0.33)

NET ASSET VALUE, END OF PERIOD	$13.45		$13.43		$13.69		$13.28		$12.31	$13.13

TOTAL RETURN(b)	0.91%	(c) (d)	5.67%		10.37%		12.47%		0.17%	12.03%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$249,102		$253,958		$233,233		$169,479		$95,598	$64,989
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.33%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.36%		2.30%		2.62%		2.48%
Before waiver	N/A		N/A		N/A		N/A		N/A	2.77%
After waiver	1.46%	(g)	N/A		N/A		N/A		N/A	2.77%
Portfolio turnover rate(h)	21%	(c) (i)	29%		42%		33%		54%	42%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2025 Fund I - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized loss	(0.20)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.12)

Total Distributions	(0.12)

NET ASSETS VALUE, END OF PERIOD	$9.75

TOTAL RETURN(c) (d)	(1.29%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	4.14%	(g)
Portfolio turnover rate(h)	21%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.37		$15.32		$14.11		$12.86		$13.68	$12.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.33	(a)	0.36	(a)	0.33	(a)	0.49	0.21
Net realized and unrealized gain (loss)	0.09		0.63		1.67		1.45		(0.62)	1.40

Total From Investment Operations	0.19		0.96		2.03		1.78		(0.13)	1.61

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.36)		(0.40)		(0.29)		(0.52)	(0.19)
From net realized gains	–		(0.55)		(0.42)		(0.24)		(0.17)	(0.09)

Total Distributions	(0.10)		(0.91)		(0.82)		(0.53)		(0.69)	(0.28)

NET ASSET VALUE, END OF PERIOD	$15.46		$15.37		$15.32		$14.11		$12.86	$13.68

TOTAL RETURN(b)	1.25%	(c) (d)	6.24%		14.54%		13.93%		(1.00%)	13.23%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$195,117		$200,112		$207,546		$136,059		$46,667	$40,717
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.34%	(f)	2.10%		2.41%		2.40%		2.02%	2.06%
Portfolio turnover rate(g)	20%	(c) (h)	19%		22%		27%		50%	33%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.29		$15.24		$14.04		$12.80		$13.66	$12.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.36	(a)	0.34	(a)	0.32	(a)	0.53	0.20
Net realized and unrealized gain (loss)	0.09		0.58		1.66		1.44		(0.69)	1.41

Total From Investment Operations	0.19		0.94		2.00		1.76		(0.16)	1.61

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.34)		(0.38)		(0.28)		(0.53)	(0.20)
From net realized gains	–		(0.55)		(0.42)		(0.24)		(0.17)	(0.09)

Total Distributions	(0.10)		(0.89)		(0.80)		(0.52)		(0.70)	(0.29)

NET ASSET VALUE, END OF PERIOD	$15.38		$15.29		$15.24		$14.04		$12.80	$13.66

TOTAL RETURN(b)	1.21%	(c) (d)	6.17%		14.39%		13.88%		(1.18%)	13.26%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,383,823		$1,359,311		$1,145,488		$779,692		$443,236	$243,313
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.33%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.31%		2.30%		2.29%		2.25%
Before waiver	N/A		N/A		N/A		N/A		N/A	2.37%
After waiver	1.26%	(g)	N/A		N/A		N/A		N/A	2.37%
Portfolio turnover rate(h)	20%	(c) (i)	19%		22%		27%		50%	33%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Lifetime 2025 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$9.90		$9.38		$8.73		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.24	(b)	0.26	(b)	0.24	(b)	0.58
Net realized and unrealized gain (loss)	0.05		0.35		1.05		0.95		(1.14)

Total From Investment Operations	0.11		0.59		1.31		1.19		(0.56)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.34)		(0.37)		(0.30)		(0.58)
From net realized gains	–		(0.55)		(0.42)		(0.24)		(0.13)

Total Distributions	(0.10)		(0.89)		(0.79)		(0.54)		(0.71)

NET ASSET VALUE, END OF PERIOD	$9.61		$9.60		$9.90		$9.38		$8.73

TOTAL RETURN(c)	1.14%	(d) (e)	5.98%		14.33%		13.65%		(5.69%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$73,498		$50,984		$31,039		$13,699		$3,489
Ratio of expenses to average net assets(g)			0.37%		0.37%		0.37%
Before waiver	0.50%	(h)	N/A		N/A		N/A		0.37%	(h)
After waiver	0.50%	(h)	N/A		N/A		N/A		0.37%	(h)
Ratio of net investment income to average net assets(g)			2.40%		2.55%		2.58%
Before waiver	N/A		N/A		N/A		N/A		3.38%	(h)
After waiver	1.27%	(h)	N/A		N/A		N/A		3.38%	(h)
Portfolio turnover rate(i)	20%	(d) (j)	19%		22%		27%		50%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2025 Fund II - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized loss	(0.19)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.12)

Total Distributions	(0.12)

NET ASSETS VALUE, END OF PERIOD	$9.75

TOTAL RETURN(c) (d)	(1.33%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	3.71%	(g)
Portfolio turnover rate(h)	20%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.57		$15.96		$14.42		$12.94		$13.94	$12.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(a)	0.20	(a)	0.36	(a)	0.29	(a)	0.56	0.16
Net realized and unrealized gain (loss)	0.16		0.89		2.29		1.66		(0.89)	1.62

Total From Investment Operations	0.25		1.09		2.65		1.95		(0.33)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.33)		(0.42)		(0.35)		(0.58)	(0.15)
From net realized gains	–		(1.15)		(0.69)		(0.12)		(0.09)	(0.30)

Total Distributions	(0.09)		(1.48)		(1.11)		(0.47)		(0.67)	(0.45)

NET ASSET VALUE, END OF PERIOD	$15.73		$15.57		$15.96		$14.42		$12.94	$13.94

TOTAL RETURN(b)	1.59%	(c) (d)	6.81%		18.52%		15.12%		(2.34%)	14.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$11,107		$10,799		$57,694		$44,422		$6,666	$939
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.12%	(f)	1.20%		2.32%		2.05%		4.20%	2.15%
Portfolio turnover rate(g)	24%	(c) (h)	66%		30%		34%		83%	84%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2025 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.50		$16.00		$14.46		$12.97		$13.92	$12.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(a)	0.46	(a)	0.42	(a)	0.25	(a)	0.52	0.15
Net realized and unrealized gain (loss)	0.14		0.61		2.21		1.69		(0.86)	1.61

Total From Investment Operations	0.23		1.07		2.63		1.94		(0.34)	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.42)		(0.40)		(0.33)		(0.52)	(0.15)
From net realized gains	–		(1.15)		(0.69)		(0.12)		(0.09)	(0.30)

Total Distributions	(0.08)		(1.57)		(1.09)		(0.45)		(0.61)	(0.45)

NET ASSET VALUE, END OF PERIOD	$15.65		$15.50		$16.00		$14.46		$12.97	$13.92

TOTAL RETURN(b)	1.49%	(c) (d)	6.61%		18.38%		15.02%		(2.38%)	14.14%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$67,954		$52,897		$16,070		$10,331		$8,790	$4,928
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.35%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.35%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.80%		2.65%		1.79%		2.05%
Before waiver	N/A		N/A		N/A		N/A		N/A	1.76%
After waiver	1.11%	(g)	N/A		N/A		N/A		N/A	1.76%
Portfolio turnover rate(h)	24%	(c) (i)	66%		30%		34%		83%	84%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2025 Fund III - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss	(0.18)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.10)

Total Distributions	(0.10)

NET ASSETS VALUE, END OF PERIOD	$9.77

TOTAL RETURN(c) (d)	(1.28%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	3.28%	(g)
Portfolio turnover rate(h)	24%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$14.87		$15.25		$14.06		$12.74		$13.87	$12.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(a)	0.30	(a)	0.28	(a)	0.29	(a)	0.72	0.19
Net realized and unrealized gain (loss)	0.13		0.62		2.04		1.58		(1.00)	1.52

Total From Investment Operations	0.22		0.92		2.32		1.87		(0.28)	1.71

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.35)		(0.42)		(0.28)		(0.70)	(0.23)
From net realized gains	–		(0.95)		(0.71)		(0.27)		(0.15)	(0.10)

Total Distributions	(0.10)		(1.30)		(1.13)		(0.55)		(0.85)	(0.33)

NET ASSET VALUE, END OF PERIOD	$14.99		$14.87		$15.25		$14.06		$12.74	$13.87

TOTAL RETURN(b)	1.46%	(c) (d)	6.03%		16.73%		14.73%		(2.02%)	13.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$19,927		$23,411		$37,599		$46,624		$29,585	$27,133
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.17%	(f)	1.90%		1.87%		2.14%		1.98%	2.46%
Portfolio turnover rate(g)	20%	(c) (h)	27%		36%		30%		53%	44%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$14.86		$15.25		$14.05		$12.75		$13.89	$12.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(a)	0.34	(a)	0.35	(a)	0.30	(a)	0.68	0.19
Net realized and unrealized gain (loss)	0.12		0.56		1.97		1.55		(0.98)	1.50

Total From Investment Operations	0.21		0.90		2.32		1.85		(0.30)	1.69

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.34)		(0.41)		(0.28)		(0.69)	(0.18)
From net realized gains	–		(0.95)		(0.71)		(0.27)		(0.15)	(0.10)

Total Distributions	(0.09)		(1.29)		(1.12)		(0.55)		(0.84)	(0.28)

NET ASSET VALUE, END OF PERIOD	$14.98		$14.86		$15.25		$14.05		$12.75	$13.89

TOTAL RETURN(b)	1.42%	(c) (d)	5.86%		16.64%		14.63%		(2.12%)	13.69%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$208,650		$212,538		$182,005		$123,940		$72,088	$43,639
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.18%		2.30%		2.19%		2.03%
Before waiver	N/A		N/A		N/A		N/A		N/A	2.17%
After waiver	1.17%	(g)	N/A		N/A		N/A		N/A	2.17%
Portfolio turnover rate(h)	20%	(c) (i)	27%		36%		30%		53%	44%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2035 Fund I - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized loss	(0.20)

Total From Investment Operations	(0.14)

LESS DISTRIBUTIONS:
From net investment income	(0.11)

Total Distributions	(0.11)

NET ASSETS VALUE, END OF PERIOD	$9.75

TOTAL RETURN(c) (d)	(1.38%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	3.65%	(g)
Portfolio turnover rate(h)	20%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$16.97		$16.93		$14.68		$13.10		$14.29	$12.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.33	(a)	0.40	(a)	0.29	(a)	0.54	0.17
Net realized and unrealized gain (loss)	0.24		0.74		2.62		1.77		(0.99)	1.66

Total From Investment Operations	0.32		1.07		3.02		2.06		(0.45)	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.35)		(0.41)		(0.25)		(0.55)	(0.16)
From net realized gains	–		(0.68)		(0.36)		(0.23)		(0.19)	(0.10)

Total Distributions	(0.08)		(1.03)		(0.77)		(0.48)		(0.74)	(0.26)

NET ASSET VALUE, END OF PERIOD	$17.21		$16.97		$16.93		$14.68		$13.10	$14.29

TOTAL RETURN(b)	1.89%	(c) (d)	6.30%		20.74%		15.83%		(3.17%)	14.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$161,246		$156,340		$148,360		$86,019		$27,285	$21,833
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	0.98%	(f)	1.92%		2.44%		2.04%		1.66%	1.72%
Portfolio turnover rate(g)	18%	(c) (h)	15%		14%		22%		51%	36%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$16.92		$16.88		$14.63		$13.07		$14.27	$12.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.36	(a)	0.38	(a)	0.27	(a)	0.55	0.16
Net realized and unrealized gain (loss)	0.22		0.69		2.62		1.76		(1.01)	1.66

Total From Investment Operations	0.30		1.05		3.00		2.03		(0.46)	1.82

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.33)		(0.39)		(0.24)		(0.55)	(0.16)
From net realized gains	–		(0.68)		(0.36)		(0.23)		(0.19)	(0.11)

Total Distributions	(0.07)		(1.01)		(0.75)		(0.47)		(0.74)	(0.27)

NET ASSET VALUE, END OF PERIOD	$17.15		$16.92		$16.88		$14.63		$13.07	$14.27

TOTAL RETURN(b)	1.79%	(c) (d)	6.21%		20.67%		15.71%		(3.30%)	14.41%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,137,701		$1,086,832		$883,355		$541,129		$300,439	$169,728
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.09%		2.33%		1.91%		1.80%
Before waiver	N/A		N/A		N/A		N/A		N/A	1.86%
After waiver	0.88%	(g)	N/A		N/A		N/A		N/A	1.86%
Portfolio turnover rate(h)	18%	(c) (i)	15%		14%		22%		51%	36%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Lifetime 2035 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.94		$10.34		$9.22		$8.41		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(b)	0.25	(b)	0.28	(b)	0.20	(b)	0.60
Net realized and unrealized gain (loss)	0.14		0.37		1.59		1.10		(1.45)

Total From Investment Operations	0.18		0.62		1.87		1.30		(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.34)		(0.39)		(0.26)		(0.60)
From net realized gains	–		(0.68)		(0.36)		(0.23)		(0.14)

Total Distributions	(0.08)		(1.02)		(0.75)		(0.49)		(0.74)

NET ASSET VALUE, END OF PERIOD	$10.04		$9.94		$10.34		$9.22		$8.41

TOTAL RETURN(c)	1.80%	(d) (e)	5.96%		20.50%		15.56%	(f)	(8.50%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$65,693		$44,080		$22,677		$8,146		$1,789
Ratio of expenses to average net assets(g)			0.37%		0.37%
Before waiver	0.50%	(h)	N/A		N/A		0.37%		0.37%	(h)
After waiver	0.50%	(h)	N/A		N/A		0.37%		0.37%	(h)
Ratio of net investment income to average net assets(g)			2.37%		2.71%
Before waiver	N/A		N/A		N/A		2.19%		3.04%	(h)
After waiver	0.87%	(h)	N/A		N/A		2.19%		3.04%	(h)
Portfolio turnover rate(i)	18%	(d) (j)	15%		14%		22%		51%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2035 Fund II - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss	(0.18)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.10)

Total Distributions	(0.10)

NET ASSETS VALUE, END OF PERIOD	$9.77

TOTAL RETURN(c) (d)	(1.33%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	2.98%	(g)
Portfolio turnover rate(h)	18%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$16.51		$17.19		$14.86		$13.18		$14.39	$12.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.16	(a)	0.38	(a)	0.26	(a)	0.45	0.14
Net realized and unrealized gain (loss)	0.29		0.98		3.04		1.89		(0.99)	1.79

Total From Investment Operations	0.36		1.14		3.42		2.15		(0.54)	1.93

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.27)		(0.43)		(0.34)		(0.56)	(0.04)
From net realized gains	–		(1.55)		(0.66)		(0.13)		(0.11)	(0.34)

Total Distributions	(0.07)		(1.82)		(1.09)		(0.47)		(0.67)	(0.38)

NET ASSET VALUE, END OF PERIOD	$16.80		$16.51		$17.19		$14.86		$13.18	$14.39

TOTAL RETURN(b)	2.14%	(c) (d)	6.60%		23.24%		16.51%		(3.79%)	15.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$7,103		$6,688		$59,137		$41,154		$2,887	$291
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	0.78%	(f)	0.91%		2.31%		1.78%		4.38%	1.67%
Portfolio turnover rate(g)	19%	(c) (h)	51%		22%		28%		64%	81%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2035 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$16.34		$17.20		$14.88		$13.19		$14.38	$12.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.44	(a)	0.45	(a)	0.22	(a)	0.42	0.12
Net realized and unrealized gain (loss)	0.28		0.68		2.95		1.93		(0.99)	1.79

Total From Investment Operations	0.34		1.12		3.40		2.15		(0.57)	1.91

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.43)		(0.42)		(0.33)		(0.51)	(0.03)
From net realized gains	–		(1.55)		(0.66)		(0.13)		(0.11)	(0.34)

Total Distributions	(0.06)		(1.98)		(1.08)		(0.46)		(0.62)	(0.37)

NET ASSET VALUE, END OF PERIOD	$16.62		$16.34		$17.20		$14.88		$13.19	$14.38

TOTAL RETURN(b)	2.07%	(c) (d)	6.44%		23.06%		16.34%		(3.93%)	15.05%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$58,235		$44,111		$17,951		$11,261		$9,165	$3,111
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.35%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.35%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.49%		2.71%		1.53%		2.46%
Before waiver	N/A		N/A		N/A		N/A		N/A	1.42%
After waiver	0.74%	(g)	N/A		N/A		N/A		N/A	1.42%
Portfolio turnover rate(h)	19%	(c) (i)	51%		22%		28%		64%	81%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2035 Fund III - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss	(0.17)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.08)

Total Distributions	(0.08)

NET ASSETS VALUE, END OF PERIOD	$9.79

TOTAL RETURN(c) (d)	(1.31%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	2.62%	(g)
Portfolio turnover rate(h)	19%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.73		$16.11		$14.38		$12.88		$14.18	$12.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.28	(a)	0.29	(a)	0.28	(a)	0.67	0.19
Net realized and unrealized gain (loss)	0.24		0.65		2.58		1.73		(1.13)	1.62

Total From Investment Operations	0.31		0.93		2.87		2.01		(0.46)	1.81

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.34)		(0.43)		(0.26)		(0.66)	(0.20)
From net realized gains	–		(0.97)		(0.71)		(0.25)		(0.18)	(0.10)

Total Distributions	(0.08)		(1.31)		(1.14)		(0.51)		(0.84)	(0.30)

NET ASSET VALUE, END OF PERIOD	$15.96		$15.73		$16.11		$14.38		$12.88	$14.18

TOTAL RETURN(b)	1.95%	(c) (d)	5.72%		20.13%		15.71%		(3.21%)	14.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$12,408		$14,443		$21,328		$23,967		$14,503	$13,104
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	0.88%	(f)	1.72%		1.85%		1.98%		1.79%	2.15%
Portfolio turnover rate(g)	21%	(c) (h)	23%		33%		29%		52%	41%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.71		$16.09		$14.37		$12.88		$14.19	$12.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.33	(a)	0.36	(a)	0.28	(a)	0.65	0.17
Net realized and unrealized gain (loss)	0.23		0.59		2.48		1.71		(1.12)	1.63

Total From Investment Operations	0.30		0.92		2.84		1.99		(0.47)	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.33)		(0.41)		(0.25)		(0.66)	(0.17)
From net realized gains	–		(0.97)		(0.71)		(0.25)		(0.18)	(0.10)

Total Distributions	(0.07)		(1.30)		(1.12)		(0.50)		(0.84)	(0.27)

NET ASSET VALUE, END OF PERIOD	$15.94		$15.71		$16.09		$14.37		$12.88	$14.19

TOTAL RETURN(b)	1.92%	(c) (d)	5.64%		19.97%		15.58%		(3.31%)	14.28%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$112,199		$108,839		$88,655		$56,657		$31,902	$17,717
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.02%		2.27%		2.00%		1.85%
Before waiver	N/A		N/A		N/A		N/A		N/A	1.94%
After waiver	0.87%	(g)	N/A		N/A		N/A		N/A	1.94%
Portfolio turnover rate(h)	21%	(c) (i)	23%		33%		29%		52%	41%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2045 Fund I - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss	(0.18)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.10)

Total Distributions	(0.10)

NET ASSETS VALUE, END OF PERIOD	$9.77

TOTAL RETURN(c) (d)	(1.37%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	3.04%	(g)
Portfolio turnover rate(h)	21%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.51		$17.51		$14.91		$13.21		$14.48	$12.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.30	(a)	0.40	(a)	0.28	(a)	0.49	0.16
Net realized and unrealized gain (loss)	0.32		0.74		2.94		1.87		(1.08)	1.75

Total From Investment Operations	0.39		1.04		3.34		2.15		(0.59)	1.91

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.34)		(0.41)		(0.23)		(0.50)	(0.15)
From net realized gains	–		(0.70)		(0.33)		(0.22)		(0.18)	(0.10)

Total Distributions	(0.07)		(1.04)		(0.74)		(0.45)		(0.68)	(0.25)

NET ASSET VALUE, END OF PERIOD	$17.83		$17.51		$17.51		$14.91		$13.21	$14.48

TOTAL RETURN(b)	2.20%	(c) (d)	5.89%		22.53%		16.41%		(4.08%)	15.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$81,880		$76,789		$86,096		$50,082		$13,480	$16,577
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	0.76%	(f)	1.66%		2.40%		1.91%		1.31%	1.51%
Portfolio turnover rate(g)	18%	(c) (h)	16%		12%		20%		54%	35%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$17.39		$17.41		$14.82		$13.15		$14.45	$12.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.35	(a)	0.39	(a)	0.26	(a)	0.53	0.15
Net realized and unrealized gain (loss)	0.32		0.65		2.92		1.86		(1.12)	1.74

Total From Investment Operations	0.38		1.00		3.31		2.12		(0.59)	1.89

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.32)		(0.39)		(0.23)		(0.53)	(0.15)
From net realized gains	–		(0.70)		(0.33)		(0.22)		(0.18)	(0.10)

Total Distributions	(0.06)		(1.02)		(0.72)		(0.45)		(0.71)	(0.25)

NET ASSET VALUE, END OF PERIOD	$17.71		$17.39		$17.41		$14.82		$13.15	$14.45

TOTAL RETURN(b)	2.17%	(c) (d)	5.72%		22.45%		16.22%		(4.09%)	14.83%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$603,553		$558,192		$441,802		$253,750		$129,725	$59,483
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			1.98%		2.34%		1.83%		1.81%
Before waiver	N/A		N/A		N/A		N/A		N/A	1.81%
After waiver	0.67%	(g)	N/A		N/A		N/A		N/A	1.81%
Portfolio turnover rate(h)	18%	(c) (i)	16%		12%		20%		54%	35%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Lifetime 2045 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.09		$10.53		$9.22		$8.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.26	(b)	0.28	(b)	0.22	(b)	0.57
Net realized and unrealized gain (loss)	0.19		0.34		1.75		1.12		(1.50)

Total From Investment Operations	0.22		0.60		2.03		1.34		(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.34)		(0.39)		(0.25)		(0.57)
From net realized gains	–		(0.70)		(0.33)		(0.22)		(0.15)

Total Distributions	(0.07)		(1.04)		(0.72)		(0.47)		(0.72)

NET ASSET VALUE, END OF PERIOD	$10.24		$10.09		$10.53		$9.22		$8.35

TOTAL RETURN(c)	2.13%	(d) (e)	5.58%		22.19%		16.17%	(f)	(9.38%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$31,264		$18,599		$8,232		$2,985		$406
Ratio of expenses to average net assets(g)			0.37%		0.37%
Before waiver	0.51%	(h)	N/A		N/A		0.37%		0.37%	(h)
After waiver	0.51%	(h)	N/A		N/A		0.37%		0.36%	(h)
Ratio of net investment income to average net assets(g)			2.40%		2.72%
Before waiver	N/A		N/A		N/A		2.36%		3.03%	(h)
After waiver	0.68%	(h)	N/A		N/A		2.36%		3.04%	(h)
Portfolio turnover rate(i)	18%	(d) (j)	16%		12%		20%		54%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2045 Fund II - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss	(0.18)

Total From Investment Operations	(0.14)

LESS DISTRIBUTIONS:
From net investment income	(0.08)

Total Distributions	(0.08)

NET ASSETS VALUE, END OF PERIOD	$9.78

TOTAL RETURN(c) (d)	(1.38%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	2.56%	(g)
Portfolio turnover rate(h)	18%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.18		$17.49		$15.08		$13.29		$14.53	$12.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.14	(a)	0.37	(a)	0.26	(a)	0.39	0.15
Net realized and unrealized gain (loss)	0.34		0.85		3.16		1.95		(1.03)	1.79

Total From Investment Operations	0.40		0.99		3.53		2.21		(0.64)	1.94

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.05)		(0.43)		(0.33)		(0.51)	(0.03)
From net realized gains	–		(1.25)		(0.69)		(0.09)		(0.09)	(0.27)

Total Distributions	(0.06)		(1.30)		(1.12)		(0.42)		(0.60)	(0.30)

NET ASSET VALUE, END OF PERIOD	$17.52		$17.18		$17.49		$15.08		$13.29	$14.53

TOTAL RETURN(b)	2.31%	(c) (d)	5.60%		23.62%		16.77%		(4.44%)	15.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,873		$1,819		$35,614		$25,995		$830	$270
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	0.66%	(f)	0.80%		2.22%		1.76%		2.90%	1.56%
Portfolio turnover rate(g)	19%	(c) (h)	49%		24%		25%		68%	69%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2045 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$16.78		$17.47		$15.06		$13.27		$14.51	$12.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.45	(a)	0.42	(a)	0.22	(a)	0.40	0.12
Net realized and unrealized gain (loss)	0.32		0.57		3.10		1.98		(1.06)	1.80

Total From Investment Operations	0.38		1.02		3.52		2.20		(0.66)	1.92

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.46)		(0.42)		(0.32)		(0.49)	(0.03)
From net realized gains	–		(1.25)		(0.69)		(0.09)		(0.09)	(0.27)

Total Distributions	(0.05)		(1.71)		(1.11)		(0.41)		(0.58)	(0.30)

NET ASSET VALUE, END OF PERIOD	$17.11		$16.78		$17.47		$15.06		$13.27	$14.51

TOTAL RETURN(b)	2.27%	(c) (d)	5.75%		23.54%		16.59%		(4.52%)	15.05%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$32,196		$23,717		$7,793		$5,065		$3,692	$897
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.35%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.35%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.52%		2.52%		1.53%		2.61%
Before waiver	N/A		N/A		N/A		N/A		N/A	1.59%
After waiver	0.65%	(g)	N/A		N/A		N/A		N/A	1.59%
Portfolio turnover rate(h)	19%	(c) (i)	49%		24%		25%		68%	69%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2045 Fund III - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss	(0.18)

Total From Investment Operations	(0.14)

LESS DISTRIBUTIONS:
From net investment income	(0.07)

Total Distributions	(0.07)

NET ASSETS VALUE, END OF PERIOD	$9.79

TOTAL RETURN(c) (d)	(1.38%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	2.32%	(g)
Portfolio turnover rate(h)	19%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$15.21		$15.56		$14.08		$12.63		$14.17	$12.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.27	(a)	0.26	(a)	0.25	(a)	0.86	0.17
Net realized and unrealized gain (loss)	0.26		0.56		2.56		1.75		(1.39)	1.67

Total From Investment Operations	0.31		0.83		2.82		2.00		(0.53)	1.84

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.31)		(0.42)		(0.25)		(0.86)	(0.20)
From net realized gains	–		(0.87)		(0.92)		(0.30)		(0.15)	(0.18)

Total Distributions	(0.06)		(1.18)		(1.34)		(0.55)		(1.01)	(0.38)

NET ASSET VALUE, END OF PERIOD	$15.46		$15.21		$15.56		$14.08		$12.63	$14.17

TOTAL RETURN(b)	2.05%	(c) (d)	5.26%		20.36%		15.88%		(3.76%)	14.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$3,468		$4,587		$5,780		$7,431		$5,260	$4,790
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.23%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	0.65%	(f)	1.73%		1.69%		1.85%		1.78%	2.02%
Portfolio turnover rate(g)	26%	(c) (h)	22%		46%		44%		65%	59%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$15.18		$15.55		$14.07		$12.63		$14.19	$12.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.32	(a)	0.35	(a)	0.26	(a)	0.86	0.17
Net realized and unrealized gain (loss)	0.25		0.48		2.47		1.72		(1.41)	1.65

Total From Investment Operations	0.31		0.80		2.82		1.98		(0.55)	1.82

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.30)		(0.42)		(0.24)		(0.86)	(0.16)
From net realized gains	–		(0.87)		(0.92)		(0.30)		(0.15)	(0.18)

Total Distributions	(0.06)		(1.17)		(1.34)		(0.54)		(1.01)	(0.34)

NET ASSET VALUE, END OF PERIOD	$15.43		$15.18		$15.55		$14.07		$12.63	$14.19

TOTAL RETURN(b)	2.04%	(c) (d)	5.05%		20.32%		15.86%		(3.98%)	14.44%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$36,695		$33,984		$22,801		$13,619		$8,008	$4,480
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.05%		2.26%		1.91%		1.85%
Before waiver	N/A		N/A		N/A		N/A		N/A	1.74%
After waiver	0.78%	(g)	N/A		N/A		N/A		N/A	1.74%
Portfolio turnover rate(h)	26%	(c) (i)	22%		46%		44%		65%	59%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2055 Fund I - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss	(0.20)

Total From Investment Operations	(0.15)

LESS DISTRIBUTIONS:
From net investment income	(0.08)

Total Distributions	(0.08)

NET ASSETS VALUE, END OF PERIOD	$9.77

TOTAL RETURN(c) (d)	(1.49%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	2.74%	(g)
Portfolio turnover rate(h)	26%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.26		$17.41		$14.79		$13.15		$14.50	$12.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.32	(a)	0.41	(a)	0.28	(a)	0.60	0.16
Net realized and unrealized gain (loss)	0.33		0.60		2.88		1.88		(1.25)	1.75

Total From Investment Operations	0.39		0.92		3.29		2.16		(0.65)	1.91

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.33)		(0.39)		(0.24)		(0.59)	(0.17)
From net realized gains	–		(0.74)		(0.28)		(0.28)		(0.11)	(0.10)

Total Distributions	(0.06)		(1.07)		(0.67)		(0.52)		(0.70)	(0.27)

NET ASSET VALUE, END OF PERIOD	$17.59		$17.26		$17.41		$14.79		$13.15	$14.50

TOTAL RETURN(b)	2.26%	(c) (d)	5.21%		22.41%		16.58%		(4.52%)	14.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$27,397		$24,983		$20,056		$9,163		$3,242	$2,531
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	0.69%	(f)	1.82%		2.46%		1.97%		1.54%	2.01%
Portfolio turnover rate(g)	19%	(c) (h)	16%		13%		32%		56%	50%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$17.20		$17.35		$14.74		$13.10		$14.48	$12.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.35	(a)	0.39	(a)	0.25	(a)	0.60	0.15
Net realized and unrealized gain (loss)	0.32		0.55		2.87		1.90		(1.27)	1.74

Total From Investment Operations	0.37		0.90		3.26		2.15		(0.67)	1.89

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.31)		(0.37)		(0.23)		(0.60)	(0.15)
From net realized gains	–		(0.74)		(0.28)		(0.28)		(0.11)	(0.10)

Total Distributions	(0.05)		(1.05)		(0.65)		(0.51)		(0.71)	(0.25)

NET ASSET VALUE, END OF PERIOD	$17.52		$17.20		$17.35		$14.74		$13.10	$14.48

TOTAL RETURN(b)	2.17%	(c) (d)	5.13%		22.28%		16.45%		(4.60%)	14.81%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$180,590		$156,082		$114,333		$57,016		$29,645	$13,649
Ratio of expenses to average net assets(f)			0.22%		0.22%		0.22%		0.22%
Before waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
After waiver	0.34%	(g)	N/A		N/A		N/A		N/A	0.22%
Ratio of net investment income to average net assets(f)			2.00%		2.35%		1.76%		1.79%
Before waiver	N/A		N/A		N/A		N/A		N/A	1.89%
After waiver	0.63%	(g)	N/A		N/A		N/A		N/A	1.89%
Portfolio turnover rate(h)	19%	(c) (i)	16%		13%		32%		56%	50%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Lifetime 2055 Fund II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.92		$10.44		$9.11		$8.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.21	(b)	0.28	(b)	0.29	(b)	0.65
Net realized and unrealized gain (loss)	0.18		0.33		1.70		1.05		(1.62)

Total From Investment Operations	0.21		0.54		1.98		1.34		(0.97)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.32)		(0.37)		(0.26)		(0.65)
From net realized gains	–		(0.74)		(0.28)		(0.28)		(0.07)

Total Distributions	(0.06)		(1.06)		(0.65)		(0.54)		(0.72)

NET ASSET VALUE, END OF PERIOD	$10.07		$9.92		$10.44		$9.11		$8.31

TOTAL RETURN(c) (d)	2.11%	(e) (f)	5.01%		22.01%		16.19%		(9.73%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$5,163		$3,434		$1,908		$695		$60
Ratio of expenses to average net assets(g)
Before waiver	0.51%	(h)	0.37%		0.37%		0.37%		0.37%	(h)
After waiver	0.51%	(h)	0.37%		0.37%		0.36%		0.35%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	N/A		N/A		2.79%		3.21%		2.35%	(h)
After waiver	0.60%	(h)	1.99%		2.79%		3.22%		2.37%	(h)
Portfolio turnover rate(i)	19%	(d) (j)	16%		13%		32%		56%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2055 Fund II - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss	(0.18)

Total From Investment Operations	(0.14)

LESS DISTRIBUTIONS:
From net investment income	(0.08)

Total Distributions	(0.08)

NET ASSETS VALUE, END OF PERIOD	$9.78

TOTAL RETURN(c) (d)	(1.44%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	2.38%	(g)
Portfolio turnover rate(h)	19%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Lifetime 2055 Fund III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$17.45		$17.56		$15.17		$13.41		$14.30	$12.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.15	(a)	0.44	(a)	0.28	(a)	0.19	0.16
Net realized and unrealized gain (loss)	0.35		0.79		3.06		1.96		(0.88)	1.77

Total From Investment Operations	0.41		0.94		3.50		2.24		(0.69)	1.93

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.07)		(0.45)		(0.27)		(0.17)	(0.14)
From net realized gains	–		(0.98)		(0.66)		(0.21)		(0.03)	(0.40)

Total Distributions	(0.05)		(1.05)		(1.11)		(0.48)		(0.20)	(0.54)

NET ASSET VALUE, END OF PERIOD	$17.81		$17.45		$17.56		$15.17		$13.41	$14.30

TOTAL RETURN(b)	2.37%	(c) (d)	5.27%		23.26%		16.81%		(4.80%)	15.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$295		$258		$3,809		$1,737		$88	$68
Ratio of expenses to average net assets(e)			0.12%		0.12%		0.12%		0.12%	0.12%
Before waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.24%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	0.65%	(f)	0.83%		2.58%		1.91%		1.46%	0.81%
Portfolio turnover rate(g)	22%	(c) (h)	75%		40%		50%		67%	224%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011		2010
Great-West Lifetime 2055 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$17.05		$17.50		$15.12		$13.38		$14.29		$12.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.42	(a)	0.38	(a)	0.25	(a)	0.20		0.14
Net realized and unrealized gain (loss)	0.35		0.48		3.10		1.96		(0.89)		1.79

Total From Investment Operations	0.40		0.90		3.48		2.21		(0.69)		1.93

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.37)		(0.44)		(0.26)		(0.19)		(0.15)
From net realized gains	–		(0.98)		(0.66)		(0.21)		(0.03)		(0.40)

Total Distributions	(0.05)		(1.35)		(1.10)		(0.47)		(0.22)		(0.55)

NET ASSET VALUE, END OF PERIOD	$17.40		$17.05		$17.50		$15.12		$13.38		$14.29

TOTAL RETURN(b)	2.33%	(c) (d)	5.08%		23.18%	(e)	16.68%	(e)	(4.89%)	(e)	15.05%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$7,943		$5,713		$2,187		$1,324		$746		$106
Ratio of expenses to average net assets(f)			0.22%
Before waiver	0.35%	(g)	N/A		0.22%		0.22%		0.22%		0.22%
After waiver	0.35%	(g)	N/A		0.22%		0.22%		0.22%		0.19%
Ratio of net investment income to average net assets(f)			2.34%
Before waiver	N/A		N/A		2.26%		1.72%		2.67%		1.52%
After waiver	0.60%	(g)	N/A		2.26%		1.73%		2.67%		1.55%
Portfolio turnover rate(h)	22%	(c) (i)	75%		40%		50%		67%		224%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Lifetime 2055 Fund III - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss	(0.19)

Total From Investment Operations	(0.15)

LESS DISTRIBUTIONS:
From net investment income	(0.07)

Total Distributions	(0.07)

NET ASSETS VALUE, END OF PERIOD	$9.78

TOTAL RETURN(c) (d)	(1.51%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.12%	(g)
Ratio of net investment income to average net assets(f)	2.20%	(g)
Portfolio turnover rate(h)	22%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer four share classes, referred to as Class T, Class T1, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

  Semi-Annual Report - June 30, 2015

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2015:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2015	$14,161,652	$63,756,443	$2,279,051
Total interest received	101,133	480,747	19,120
Purchases	1,117,458	5,155,696	714,114
Sales	(2,512,139)	(4,501,591)	(265,358)

Ending Balance, June 30, 2015	$12,868,104	$64,891,295	$2,746,927

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2015	$11,687,573	$48,712,401	$1,293,410
Total interest received	84,996	370,441	11,125
Purchases	773,850	4,297,645	481,097
Sales	(1,402,629)	(3,060,135)	(160,508)

Ending Balance, June 30, 2015	$11,143,790	$50,320,352	$1,625,124

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2015	$2,842,492	$8,510,009	$156,912
Total interest received	20,874	65,741	1,378
Purchases	242,213	1,050,107	65,645
Sales	(324,482)	(510,307)	(17,128)

Ending Balance, June 30, 2015	$2,781,097	$9,115,550	$206,807

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

  Semi-Annual Report - June 30, 2015

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Great-West Lifetime 2015 Fund I	$173,530,523	$3,199,118	$(6,390,909)	$(3,191,791)
Great-West Lifetime 2015 Fund II	991,773,553	38,680,162	(30,984,212)	7,695,950
Great-West Lifetime 2015 Fund III	51,384,432	379,727	(1,788,891)	(1,409,164)
Great-West Lifetime 2025 Fund I	276,694,465	9,538,867	(9,199,509)	339,358
Great-West Lifetime 2025 Fund II	1,598,561,109	99,392,669	(44,722,395)	54,670,274
Great-West Lifetime 2025 Fund III	80,444,907	1,173,190	(2,509,263)	(1,336,073)
Great-West Lifetime 2035 Fund I	221,798,919	13,378,853	(6,480,739)	6,898,114
Great-West Lifetime 2035 Fund II	1,281,973,057	114,783,983	(31,447,207)	83,336,776
Great-West Lifetime 2035 Fund III	66,036,952	1,398,794	(2,056,293)	(657,499)
Great-West Lifetime 2045 Fund I	119,077,572	8,727,126	(3,127,590)	5,599,536
Great-West Lifetime 2045 Fund II	673,968,482	59,366,972	(16,281,846)	43,085,126
Great-West Lifetime 2045 Fund III	34,538,822	641,726	(1,085,276)	(443,550)
Great-West Lifetime 2055 Fund I	39,528,330	1,804,782	(1,141,375)	663,407
Great-West Lifetime 2055 Fund II	205,223,748	13,320,567	(5,283,317)	8,037,250
Great-West Lifetime 2055 Fund III	8,395,677	129,820	(273,286)	(143,466)

Application of Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The

  Semi-Annual Report - June 30, 2015

management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Effective May 1, 2015, the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Class T, Class T1 and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2015 Fund I

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$2,579,736	$203,793	$463,588	$25,167 $	— $	—
Great-West American Century Growth Fund Institutional Class	219,946	—	66,196	234,094	184	4,815	2,214,861
Great-West Ariel Mid Cap Value Fund Initial Class	—	631,173	51,069	112,346	5,813	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	56,330	—	10,630	40,508	3,060	1,283	557,100
Great-West Bond Index Fund Initial Class	—	27,590,677	2,142,688	3,324,903	(65,162)	106,038	—
Great-West Bond Index Fund Institutional Class	2,815,871	—	3,034,987	1,594,262	(45,349)	142,249	27,680,009
Great-West Federated Bond Fund Initial Class	—	16,587,624	1,204,496	1,948,159	(55,721)	81,371	—
Great-West Federated Bond Fund Institutional Class	1,385,247	—	264,358	2,522,056	(55,029)	105,368	13,561,565
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	2,516,913	206,224	449,001	(25,032)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	221,627	—	53,718	188,592	(10,448)	11,066	2,176,373
Great-West International Index Fund Initial Class	—	4,895,172	489,980	911,934	192,069	—	—
Great-West International Index Fund Institutional Class	446,054	—	105,130	318,420	55,302	—	4,331,185
Great-West Life & Annuity Contract	12,868,104	14,161,652	1,117,457	2,428,986	—	101,133	12,868,104
Great-West Loomis Sayles Bond Fund Initial Class	—	11,153,179	752,125	1,347,820	(66,558)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,199,966	—	1,989,072	749,043	(40,461)	191,801	11,579,674
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	802,522	61,533	145,622	7,453	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	68,700	—	17,742	69,559	(1,892)	3,358	689,059
Great-West MFS International Growth Fund Initial Class	—	1,112,989	100,290	235,111	19,804	—	—
Great-West MFS International Growth Fund Institutional Class	100,547	—	17,563	74,739	6,211	—	976,308
Great-West MFS International Value Fund Initial Class	—	1,351,248	116,553	211,292	76,414	—	—
Great-West MFS International Value Fund Institutional Class	245,230	—	1,331,812	127,255	53,624	—	2,383,639
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	2,482,289	247,932	444,261	21,480	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	219,051	—	55,857	239,510	679	3,343	2,214,608
Great-West Putnam Equity Income Fund Initial Class	—	3,067,194	271,230	368,217	109,523	—	—
Great-West Putnam Equity Income Fund Institutional Class	272,414	—	41,770	186,905	52,519	16,072	2,699,623
Great-West Putnam High Yield Bond Fund Initial Class	—	14,008,317	735,875	1,640,244	13,140	—	—
Great-West Putnam High Yield Bond Institutional Class	1,060,243	—	495,924	3,477,941	12,738	264,244	10,220,747
Great-West Real Estate Index Fund Initial Class	—	4,732,896	680,268	765,425	149,961	—	—
Great-West Real Estate Index Fund Institutional Class	448,810	—	354,917	286,425	38,591	48,116	4,236,767
Great-West S&P 500® Index Fund Initial Class	—	10,989,356	1,115,800	1,200,699	541,347	—	—
Great-West S&P 500® Index Fund Institutional Class	998,461	—	190,848	533,391	260,518	82,947	9,834,838

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2015 Fund I – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$4,730,673	$408,100	$557,749	$247,453 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	421,376	—	106,206	296,571	112,515	21,628	4,209,547
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,431,009	236,937	334,016	93,360	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	210,519	—	73,300	206,929	46,207	11,127	2,147,297
Great-West Short Duration Bond Fund Initial Class	—	6,075,029	432,032	655,710	(9,347)	14,899	—
Great-West Short Duration Bond Fund Institutional Class	552,928	—	71,637	442,152	(9,818)	9,331	5,518,225
Great-West T. Rowe Price Equity Income Fund Initial Class	—	3,059,418	309,037	379,581	76,989	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	279,496	—	51,253	158,214	37,197	28,651	2,699,934
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,170,813	88,268	182,342	50,188	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	143,878	—	498,133	131,496	29,174	—	1,464,677
Great-West Templeton Global Bond Fund Initial Class	—	5,624,530	334,246	656,517	(32,372)	—	—
Great-West Templeton Global Bond Fund Institutional Class	532,954	—	246,240	339,178	(9,647)	122,123	5,116,355

					$1,911,844 $	1,370,963 $	129,380,495

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2015 Fund II

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$17,468,691	$1,050,336	$1,048,728	$75,149 $	— $	—
Great-West American Century Growth Fund Institutional Class	1,740,020	—	595,513	966,347	105,957	38,345	17,522,004
Great-West Ariel Mid Cap Value Fund Initial Class	—	4,339,955	300,162	364,044	18,949	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	442,853	—	123,889	166,256	13,023	10,126	4,379,820
Great-West Bond Index Fund Initial Class	—	124,321,917	7,921,841	4,262,007	10,810	505,150	—
Great-West Bond Index Fund Institutional Class	14,193,963	—	17,273,142	4,293,514	(92,446)	720,158	139,526,656
Great-West Federated Bond Fund Initial Class	—	74,550,432	4,492,575	2,422,875	(62,557)	385,821	—
Great-West Federated Bond Fund Institutional Class	6,991,072	—	2,765,575	10,560,281	(329,349)	534,275	68,442,594
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	17,278,289	1,078,466	895,842	(39,970)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,760,604	—	606,512	803,128	(38,936)	88,447	17,289,135
Great-West International Index Fund Initial Class	—	34,560,042	1,654,299	3,002,742	772,602	—	—
Great-West International Index Fund Institutional Class	3,539,769	—	1,536,234	1,280,726	530,735	—	34,371,157
Great-West Life & Annuity Contract	64,891,295	63,756,443	5,155,697	4,298,268	—	480,747	64,891,295
Great-West Loomis Sayles Bond Fund Initial Class	—	49,749,636	2,713,338	1,299,788	(46,825)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	6,043,595	—	10,890,126	2,228,352	(111,463)	973,188	58,320,695
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	5,542,272	378,130	388,415	78,573	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	553,696	—	212,509	264,687	57,290	27,201	5,553,573
Great-West MFS International Growth Fund Initial Class	—	7,791,326	359,678	783,909	131,658	—	—
Great-West MFS International Growth Fund Institutional Class	793,973	—	323,841	324,872	89,853	—	7,709,477
Great-West MFS International Value Fund Initial Class	—	9,460,704	414,276	735,702	262,647	—	—
Great-West MFS International Value Fund Institutional Class	1,941,666	—	10,560,528	628,915	254,458	—	18,872,997
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	17,464,190	1,081,575	1,110,607	212,161	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,732,308	—	529,696	999,938	173,275	26,657	17,513,629
Great-West Putnam Equity Income Fund Initial Class	—	21,267,477	1,452,697	833,911	292,828	—	—
Great-West Putnam Equity Income Fund Institutional Class	2,157,816	—	641,186	801,594	267,071	127,949	21,383,961
Great-West Putnam High Yield Bond Fund Initial Class	—	63,100,853	2,939,537	2,565,002	156,010	—	—
Great-West Putnam High Yield Bond Institutional Class	5,320,357	—	3,417,724	15,486,580	373,850	1,341,027	51,288,236
Great-West Real Estate Index Fund Initial Class	—	27,146,830	4,198,189	2,537,276	833,931	—	—
Great-West Real Estate Index Fund Institutional Class	2,896,668	—	2,367,538	852,494	202,086	313,706	27,344,546
Great-West S&P 500® Index Fund Initial Class	—	77,240,184	5,276,945	2,638,047	1,432,021	—	—
Great-West S&P 500® Index Fund Institutional Class	7,916,962	—	2,723,705	2,295,236	1,196,730	661,422	77,982,075

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2015 Fund II – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$33,249,974	$2,109,833	$1,744,872	$738,107 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,339,766	—	1,163,009	1,279,693	618,197	172,271	33,364,259
Great-West S&P Small Cap 600® Index Fund Initial Class	—	16,996,901	1,182,898	846,216	344,926	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,669,827	—	720,324	935,106	369,305	88,845	17,032,235
Great-West Short Duration Bond Fund Initial Class	—	27,292,003	1,605,559	649,263	(1,405)	70,573	—
Great-West Short Duration Bond Fund Institutional Class	2,783,238	—	695,290	1,245,628	318	47,231	27,776,713
Great-West T. Rowe Price Equity Income Fund Initial Class	—	21,293,568	1,674,224	800,202	201,195	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,211,997	—	787,813	656,948	165,428	227,874	21,367,894
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	8,192,164	417,607	552,322	160,324	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,150,863	—	3,852,590	598,124	175,030	—	11,715,788
Great-West Templeton Global Bond Fund Initial Class	—	25,222,545	1,693,663	1,275,057	(47,737)	—	—
Great-West Templeton Global Bond Fund Institutional Class	2,675,258	—	1,693,625	1,049,569	(46,540)	620,229	25,682,479

					$9,497,269 $	7,461,242 $	769,331,218

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2015 Fund III

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$966,792	$227,520	$135,058	$(11,449) $	— $	—
Great-West American Century Growth Fund Institutional Class	107,644	—	28,199	49,206	(2,883)	2,378	1,083,977
Great-West Ariel Mid Cap Value Fund Initial Class	—	231,393	50,013	21,950	(261)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	27,157	—	7,573	7,618	286	620	268,581
Great-West Bond Index Fund Initial Class	—	4,450,946	1,270,655	368,959	12,212	19,210	—
Great-West Bond Index Fund Institutional Class	601,825	—	787,838	137,362	2,111	30,375	5,915,939
Great-West Federated Bond Fund Initial Class	—	2,674,288	746,390	207,799	5,598	14,752	—
Great-West Federated Bond Fund Institutional Class	295,774	—	147,403	414,025	7,272	22,499	2,895,629
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	944,553	242,061	107,576	673	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	109,183	—	29,615	26,202	751	5,488	1,072,182
Great-West International Index Fund Initial Class	—	1,790,995	467,581	258,679	(3,239)	—	—
Great-West International Index Fund Institutional Class	219,228	—	115,681	105,046	2,853	—	2,128,707
Great-West Life & Annuity Contract	2,746,927	2,279,051	714,114	260,348	—	19,120	2,746,927
Great-West Loomis Sayles Bond Fund Initial Class	—	1,806,754	473,061	152,009	(7,175)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	255,913	—	481,294	81,242	(4,684)	41,010	2,469,562
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	303,446	64,004	35,669	(3,111)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	34,088	—	13,875	18,888	(1,220)	1,673	341,904
Great-West MFS International Growth Fund Initial Class	—	412,175	99,042	66,265	(2,577)	—	—
Great-West MFS International Growth Fund Institutional Class	49,238	—	24,598	23,547	640	—	478,099
Great-West MFS International Value Fund Initial Class	—	495,303	130,560	67,374	5,052	—	—
Great-West MFS International Value Fund Institutional Class	121,372	—	664,303	46,602	5,107	—	1,179,733
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	907,537	248,141	86,236	11,973	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	107,174	—	27,010	44,071	8,000	1,653	1,083,531
Great-West Putnam Equity Income Fund Initial Class	—	1,142,084	274,011	86,324	1,192	—	—
Great-West Putnam Equity Income Fund Institutional Class	133,917	—	27,412	36,980	1,620	7,947	1,327,117
Great-West Putnam High Yield Bond Fund Initial Class	—	2,258,410	547,025	164,715	(2,825)	—	—
Great-West Putnam High Yield Bond Institutional Class	225,395	—	168,808	661,724	(13,068)	56,518	2,172,803
Great-West Real Estate Index Fund Initial Class	—	1,243,061	505,035	178,051	45,622	—	—
Great-West Real Estate Index Fund Institutional Class	158,014	—	105,675	15,606	2,333	17,098	1,491,647
Great-West S&P 500® Index Fund Initial Class	—	4,023,279	1,090,835	266,714	34,463	—	—
Great-West S&P 500® Index Fund Institutional Class	491,681	—	135,372	99,103	13,937	41,023	4,843,060

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2015 Fund III – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$1,742,744	$428,172	$130,278	$9,908 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	207,161	—	59,571	73,796	7,659	10,674	2,069,534
Great-West S&P Small Cap 600® Index Fund Initial Class	—	898,950	220,735	71,769	1,380	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	103,416	—	42,312	66,603	1,094	5,504	1,054,844
Great-West Short Duration Bond Fund Initial Class	—	976,161	266,839	67,487	(518)	2,697	—
Great-West Short Duration Bond Fund Institutional Class	117,729	—	42,177	46,212	(209)	1,989	1,174,940
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,138,122	287,641	79,518	(1,858)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	137,519	—	49,566	34,286	(407)	14,121	1,328,430
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	439,196	90,110	44,202	1,121	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	71,227	—	236,670	34,904	1,704	—	725,094
Great-West Templeton Global Bond Fund Initial Class	—	908,960	244,815	90,470	(4,972)	—	—
Great-West Templeton Global Bond Fund Institutional Class	112,961	—	83,845	40,197	(2,699)	26,100	1,084,427

					$121,406 $	342,449 $	38,936,667

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2025 Fund I

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$5,341,107	$216,986	$486,808	$19,481 $	— $	—
Great-West American Century Growth Fund Institutional Class	497,768	—	168,142	360,255	32,493	11,006	5,012,526
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,313,966	89,126	163,203	8,738	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	124,927	—	18,952	64,087	4,784	2,859	1,235,523
Great-West Bond Index Fund Initial Class	—	42,123,419	2,575,116	3,552,840	(70,416)	165,526	—
Great-West Bond Index Fund Institutional Class	4,503,095	—	5,339,498	1,902,143	(60,124)	225,774	44,265,427
Great-West Federated Bond Fund Initial Class	—	25,276,018	1,403,574	2,014,368	(56,950)	126,860	—
Great-West Federated Bond Fund Institutional Class	2,218,620	—	749,781	3,625,461	(98,250)	167,480	21,720,290
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	5,293,524	178,317	384,288	(13,731)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	503,721	—	135,991	296,531	(13,640)	25,338	4,946,545
Great-West International Index Fund Initial Class	—	12,372,977	465,989	1,129,341	395,664	—	—
Great-West International Index Fund Institutional Class	1,189,355	—	268,630	640,093	180,422	—	11,548,635
Great-West Life & Annuity Contract	11,143,790	11,687,573	773,850	1,352,938	—	84,996	11,143,790
Great-West Loomis Sayles Bond Fund Initial Class	—	16,830,043	719,729	1,016,349	(39,131)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,916,790	—	3,343,692	943,219	(46,886)	305,127	18,497,024
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,035,150	93,627	197,755	29,389	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	188,074	—	58,410	126,884	21,385	9,294	1,886,386
Great-West MFS International Growth Fund Initial Class	—	2,788,667	89,126	297,982	55,591	—	—
Great-West MFS International Growth Fund Institutional Class	267,067	—	65,022	171,962	24,272	—	2,593,222
Great-West MFS International Value Fund Initial Class	—	3,396,101	110,870	313,989	110,406	—	—
Great-West MFS International Value Fund Institutional Class	655,402	—	3,526,057	256,913	101,905	—	6,370,508
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	5,322,124	274,169	500,842	59,722	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	495,732	—	102,411	370,781	39,788	7,647	5,011,850
Great-West Putnam Equity Income Fund Initial Class	—	6,493,259	366,776	390,672	165,039	—	—
Great-West Putnam Equity Income Fund Institutional Class	615,117	—	117,234	278,350	119,319	36,703	6,095,812
Great-West Putnam High Yield Bond Fund Initial Class	—	21,219,810	561,404	1,488,383	20,179	—	—
Great-West Putnam High Yield Bond Institutional Class	1,677,272	—	1,048,112	5,271,507	48,527	416,658	16,168,897
Great-West Real Estate Index Fund Initial Class	—	6,755,449	808,222	687,350	214,843	—	—
Great-West Real Estate Index Fund Institutional Class	681,245	—	452,576	200,597	30,326	73,845	6,430,952
Great-West S&P 500® Index Fund Initial Class	—	23,557,675	1,387,583	1,288,578	655,051	—	—
Great-West S&P 500® Index Fund Institutional Class	2,259,478	—	409,151	823,154	449,812	189,219	22,255,861

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2025 Fund I – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$10,156,537	$404,179	$666,251	$	344,109 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	952,815	—	296,890	482,190		220,293	49,296	9,518,623
Great-West S&P Small Cap 600® Index Fund Initial Class	—	6,201,943	308,805	457,178		172,292	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	565,199	—	220,289	396,316		161,917	30,313	5,765,029
Great-West Short Duration Bond Fund Initial Class	—	5,013,911	264,021	339,717		(5,139)	12,589	—
Great-West Short Duration Bond Fund Institutional Class	478,798	—	96,774	282,880		(6,455)	8,045	4,778,406
Great-West T. Rowe Price Equity Income Fund Initial Class	—	6,497,787	479,552	435,017		97,288	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	631,078	—	140,096	278,533		50,906	65,093	6,096,212
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,479,053	144,253	281,018		71,718	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	326,224	—	1,100,967	210,031		60,815	—	3,320,963
Great-West Templeton Global Bond Fund Initial Class	—	9,169,528	676,069	916,352		(27,557)	—	—
Great-West Templeton Global Bond Fund Institutional Class	912,491	—	552,790	549,784		(34,321)	208,880	8,759,909

					$	3,493,874 $	2,222,548 $	223,422,390

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2025 Fund II

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$39,248,603	$1,853,926	$1,243,345	$	218,902 $	— $	—
Great-West American Century Growth Fund Institutional Class	3,977,305	—	1,115,430	1,830,643		205,722	87,780	40,051,458
Great-West Ariel Mid Cap Value Fund Initial Class	—	9,816,212	567,162	544,614		27,518	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	1,018,919	—	170,507	280,761		21,788	23,174	10,077,107
Great-West Bond Index Fund Initial Class	—	175,080,559	13,240,861	5,588,249		(8,774)	718,112	—
Great-West Bond Index Fund Institutional Class	20,283,166	—	23,916,371	5,199,253		(94,494)	1,028,006	199,383,523
Great-West Federated Bond Fund Initial Class	—	105,185,181	7,549,199	3,055,261		(87,346)	549,628	—
Great-West Federated Bond Fund Institutional Class	10,000,454	—	3,655,152	14,877,637		(476,232)	762,934	97,904,443
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	38,956,667	2,094,176	1,043,636		(45,833)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,042,351	—	1,025,140	1,278,814		(62,934)	202,821	39,695,885
Great-West International Index Fund Initial Class	—	91,877,769	3,199,239	4,941,476		1,573,841	—	—
Great-West International Index Fund Institutional Class	9,541,750	—	2,351,584	2,964,697		1,068,378	—	92,650,389
Great-West Life & Annuity Contract	50,320,352	48,712,401	4,297,646	2,933,514		—	370,441	50,320,352
Great-West Loomis Sayles Bond Fund Initial Class	—	70,169,119	4,613,778	1,298,146		(48,712)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	8,647,824	—	14,928,600	2,780,938		(143,026)	1,386,135	83,451,503
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	14,840,622	825,261	658,767		108,068	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,509,965	—	409,496	613,454		105,925	74,227	15,144,950
Great-West MFS International Growth Fund Initial Class	—	20,777,103	594,403	1,250,819		284,303	—	—
Great-West MFS International Growth Fund Institutional Class	2,149,670	—	557,458	807,361		195,823	—	20,873,297
Great-West MFS International Value Fund Initial Class	—	25,290,396	761,371	1,326,685		455,674	—	—
Great-West MFS International Value Fund Institutional Class	5,266,045	—	27,843,592	1,234,970		498,451	—	51,185,961
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	39,285,926	2,120,790	1,480,463		428,835	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	3,959,792	—	648,029	1,821,128		374,188	60,981	40,033,496
Great-West Putnam Equity Income Fund Initial Class	—	48,033,598	2,972,169	1,050,499		404,216	—	—
Great-West Putnam Equity Income Fund Institutional Class	4,958,179	—	1,070,360	1,217,715		737,127	294,384	49,135,560
Great-West Putnam High Yield Bond Fund Initial Class	—	88,241,598	4,002,273	2,095,221		137,543	—	—
Great-West Putnam High Yield Bond Institutional Class	7,593,056	—	4,932,549	21,812,712		479,980	1,900,301	73,197,059
Great-West Real Estate Index Fund Initial Class	—	39,897,203	6,495,084	3,586,651		1,198,619	—	—
Great-West Real Estate Index Fund Institutional Class	4,352,249	—	3,316,866	723,804		176,530	469,321	41,085,230
Great-West S&P 500® Index Fund Initial Class	—	174,316,596	10,896,001	3,194,067		1,787,232	—	—
Great-West S&P 500® Index Fund Institutional Class	18,168,992	—	3,581,801	3,384,348		2,015,593	1,514,050	178,964,573

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2025 Fund II – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$75,021,784	$3,558,332	$1,975,267	$	1,393,208 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,667,633	—	2,082,099	1,983,020		1,409,811	395,386	76,599,650
Great-West S&P Small Cap 600® Index Fund Initial Class	—	45,624,506	2,632,854	1,477,306		526,969	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,559,861	—	1,541,931	2,122,629		832,152	243,636	46,510,580
Great-West Short Duration Bond Fund Initial Class	—	20,813,428	1,468,833	418,829		(852)	54,390	—
Great-West Short Duration Bond Fund Institutional Class	2,154,627	—	452,318	878,161		(5,387)	36,548	21,503,179
Great-West T. Rowe Price Equity Income Fund Initial Class	—	48,092,281	3,630,499	973,307		283,435	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,089,811	—	1,472,516	1,011,064		446,041	522,160	49,167,572
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	18,355,969	771,040	905,769		271,584	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,636,767	—	8,714,917	1,077,342		403,850	—	26,842,285
Great-West Templeton Global Bond Fund Initial Class	—	38,233,294	2,896,246	1,620,212		(165,355)	—	—
Great-West Templeton Global Bond Fund Institutional Class	4,129,949	—	2,704,025	1,758,176		(99,715)	949,443	39,647,513

					$	16,832,646 $	11,643,858 $	1,343,425,565

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2025 Fund III

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$2,019,812	$516,744	$171,230	$	(13,408) $	— $	—
Great-West American Century Growth Fund Institutional Class	240,064	—	136,123	170,740		(7,899)	5,274	2,417,448
Great-West Ariel Mid Cap Value Fund Initial Class	—	490,021	124,199	33,603		(372)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	60,634	—	27,261	27,742		458	1,385	599,668
Great-West Bond Index Fund Initial Class	—	4,680,003	1,388,582	200,655		8,265	20,859	—
Great-West Bond Index Fund Institutional Class	659,012	—	989,256	283,779		4,651	33,085	6,478,089
Great-West Federated Bond Fund Initial Class	—	2,804,699	827,530	117,128		3,845	15,931	—
Great-West Federated Bond Fund Institutional Class	324,021	—	232,350	518,813		9,536	24,528	3,172,167
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,982,883	535,203	122,888		1,223	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	243,368	—	136,198	116,665		1,670	12,183	2,389,871
Great-West International Index Fund Initial Class	—	4,514,046	1,167,971	353,797		(8,584)	—	—
Great-West International Index Fund Institutional Class	575,955	—	376,637	404,329		9,205	—	5,592,519
Great-West Life & Annuity Contract	1,625,124	1,293,410	481,096	157,505		—	11,125	1,625,124
Great-West Loomis Sayles Bond Fund Initial Class	—	1,884,539	542,789	83,502		(3,336)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	279,364	—	565,968	147,344		(7,130)	44,605	2,695,868
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	757,341	184,255	60,294		(5,929)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	90,150	—	41,504	55,204		(2,863)	4,402	904,205
Great-West MFS International Growth Fund Initial Class	—	1,023,353	246,167	86,777		(6,030)	—	—
Great-West MFS International Growth Fund Institutional Class	129,081	—	82,272	92,581		(46)	—	1,253,377
Great-West MFS International Value Fund Initial Class	—	1,241,395	318,970	95,576		5,356	—	—
Great-West MFS International Value Fund Institutional Class	317,745	—	1,781,431	166,042		17,396	—	3,088,479
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,943,808	539,581	106,589		13,981	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	238,966	—	116,363	148,061		24,619	3,669	2,415,950
Great-West Putnam Equity Income Fund Initial Class	—	2,407,472	667,117	120,750		(1,072)	—	—
Great-West Putnam Equity Income Fund Institutional Class	297,561	—	132,584	154,252		3,881	17,593	2,948,826
Great-West Putnam High Yield Bond Fund Initial Class	—	2,346,824	653,841	124,090		(3,408)	—	—
Great-West Putnam High Yield Bond Institutional Class	244,027	—	234,311	785,223		(15,754)	60,947	2,352,418
Great-West Real Estate Index Fund Initial Class	—	1,659,719	647,760	156,495		49,680	—	—
Great-West Real Estate Index Fund Institutional Class	220,355	—	276,392	108,401		21,668	23,829	2,080,151
Great-West S&P 500® Index Fund Initial Class	—	8,654,169	2,513,814	316,610		62,537	—	—
Great-West S&P 500® Index Fund Institutional Class	1,097,183	—	528,298	431,360		85,322	91,415	10,807,252

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2025 Fund III – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$3,710,213	$1,027,496	$209,664	$	19,169 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	460,910	—	240,360	248,132		25,895	23,661	4,604,492
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,275,652	609,371	122,764		(18)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	273,554	—	137,147	190,240		6,494	14,513	2,790,248
Great-West Short Duration Bond Fund Initial Class	—	555,024	168,697	24,584		(130)	1,577	—
Great-West Short Duration Bond Fund Institutional Class	69,819	—	38,038	42,193		(191)	1,174	696,789
Great-West T. Rowe Price Equity Income Fund Initial Class	—	2,402,780	691,446	100,078		(4,838)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	305,425	—	179,584	153,484		(4,238)	31,334	2,950,405
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	924,774	228,956	73,027		2,705	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	158,166	—	550,249	97,875		8,882	—	1,610,134
Great-West Templeton Global Bond Fund Initial Class	—	1,018,665	307,343	66,193		(3,927)	—	—
Great-West Templeton Global Bond Fund Institutional Class	132,735	—	128,897	87,310		(5,018)	30,519	1,274,259

					$	292,247 $	473,608 $	64,747,739

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2035 Fund I

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$6,224,523	$218,138	$438,996	$	29,242 $	— $	—
Great-West American Century Growth Fund Institutional Class	595,881	—	172,136	326,491		32,096	13,159	6,000,521
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,535,160	84,218	153,734		8,020	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	150,298	—	24,031	53,204		3,992	3,423	1,486,445
Great-West Bond Index Fund Initial Class	—	24,398,837	1,920,779	2,192,408		(49,575)	96,271	—
Great-West Bond Index Fund Institutional Class	2,679,268	—	3,203,079	797,067		(24,969)	134,830	26,337,203
Great-West Federated Bond Fund Initial Class	—	14,652,248	1,087,203	1,264,505		(37,216)	73,766	—
Great-West Federated Bond Fund Institutional Class	1,319,946	—	497,498	1,976,519		(26,088)	100,032	12,922,267
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	6,188,817	200,305	358,023		(17,490)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	605,057	—	155,732	259,144		(13,351)	30,406	5,941,659
Great-West International Index Fund Initial Class	—	16,868,030	512,541	1,431,446		328,477	—	—
Great-West International Index Fund Institutional Class	1,665,469	—	389,956	681,831		222,366	—	16,171,707
Great-West Life & Annuity Contract	2,781,097	2,842,492	242,213	314,651		—	20,874	2,781,097
Great-West Loomis Sayles Bond Fund Initial Class	—	9,766,167	558,289	610,633		(23,817)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,137,168	—	1,984,646	465,732		(28,235)	181,793	10,973,670
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,754,156	138,646	228,375		44,157	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	262,839	—	78,659	141,011		22,205	12,981	2,636,276
Great-West MFS International Growth Fund Initial Class	—	3,805,574	90,066	361,714		46,133	—	—
Great-West MFS International Growth Fund Institutional Class	373,831	—	88,353	170,910		46,882	—	3,629,902
Great-West MFS International Value Fund Initial Class	—	4,647,754	115,890	360,102		126,081	—	—
Great-West MFS International Value Fund Institutional Class	919,801	—	4,866,678	258,699		102,629	—	8,940,466
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,211,814	281,439	463,725		67,926	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	593,289	—	85,104	329,697		47,164	9,146	5,998,157
Great-West Putnam Equity Income Fund Initial Class	—	7,605,257	379,679	358,543		146,897	—	—
Great-West Putnam Equity Income Fund Institutional Class	739,960	—	126,210	253,941		96,755	44,039	7,333,000
Great-West Putnam High Yield Bond Fund Initial Class	—	12,264,504	548,134	934,891		3,786	—	—
Great-West Putnam High Yield Bond Institutional Class	994,280	—	677,636	3,034,437		20,643	248,315	9,584,864
Great-West Real Estate Index Fund Initial Class	—	5,046,662	680,960	528,534		161,140	—	—
Great-West Real Estate Index Fund Institutional Class	522,184	—	378,503	118,978		17,939	56,530	4,929,413
Great-West S&P 500® Index Fund Initial Class	—	27,659,650	1,422,515	1,084,862		678,097	—	—
Great-West S&P 500® Index Fund Institutional Class	2,714,687	—	450,937	729,001		415,742	226,995	26,739,663

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2035 Fund I – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$11,894,491	$399,668	$640,751	$	315,689 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,145,531	—	323,777	446,690		198,669	59,214	11,443,854
Great-West S&P Small Cap 600® Index Fund Initial Class	—	8,483,426	403,982	508,275		207,665	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	796,184	—	293,258	476,528		168,828	42,719	8,121,076
Great-West Short Duration Bond Fund Initial Class	—	1,232,685	87,333	91,286		(2,142)	3,101	—
Great-West Short Duration Bond Fund Institutional Class	120,817	—	28,519	58,599		(1,378)	2,037	1,205,755
Great-West T. Rowe Price Equity Income Fund Initial Class	—	7,613,833	487,175	369,925		95,141	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	758,452	—	200,244	242,349		71,748	78,157	7,326,650
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,925,056	73,885	219,303		61,959	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	396,289	—	1,309,097	194,951		55,929	—	4,034,226
Great-West Templeton Global Bond Fund Initial Class	—	5,613,083	477,749	569,499		(31,325)	—	—
Great-West Templeton Global Bond Fund Institutional Class	571,761	—	382,667	316,910		(18,555)	131,480	5,488,905

					$	3,569,856 $	1,569,268 $	190,026,776

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2035 Fund II

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$42,753,083	$2,415,831	$769,009	$	236,863 $	— $	—
Great-West American Century Growth Fund Institutional Class	4,490,906	—	1,379,910	1,309,777		428,045	98,599	45,223,427
Great-West Ariel Mid Cap Value Fund Initial Class	—	10,558,511	742,825	489,379		25,606	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	1,134,243	—	265,918	239,018		18,131	25,720	11,217,667
Great-West Bond Index Fund Initial Class	—	73,007,165	7,344,003	2,415,175		(11,395)	303,568	—
Great-West Bond Index Fund Institutional Class	8,770,602	—	11,521,898	2,384,124		(76,764)	441,336	86,215,017
Great-West Federated Bond Fund Initial Class	—	43,719,481	4,188,347	1,288,927		(36,972)	231,813	—
Great-West Federated Bond Fund Institutional Class	4,316,293	—	2,206,187	6,269,528		(155,560)	326,970	42,256,511
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	42,240,915	2,860,634	705,941		(40,233)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,542,746	—	1,303,931	932,087		(46,461)	226,744	44,609,770
Great-West International Index Fund Initial Class	—	116,136,756	5,309,551	5,576,400		456,671	—	—
Great-West International Index Fund Institutional Class	12,508,349	—	4,109,943	4,004,387		1,265,245	—	121,456,064
Great-West Life & Annuity Contract	9,115,550	8,510,009	1,050,107	490,757		—	65,741	9,115,550
Great-West Loomis Sayles Bond Fund Initial Class	—	29,148,779	2,563,691	491,367		(19,713)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	3,730,550	—	6,823,443	1,098,102		(55,579)	594,437	35,999,807
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	18,842,161	1,151,864	455,453		198,659	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,984,138	—	632,589	527,603		243,778	97,626	19,900,904
Great-West MFS International Growth Fund Initial Class	—	26,139,490	936,330	1,273,994		39,189	—	—
Great-West MFS International Growth Fund Institutional Class	2,809,171	—	962,298	1,018,793		271,228	—	27,277,053
Great-West MFS International Value Fund Initial Class	—	31,934,238	1,251,941	1,233,563		403,210	—	—
Great-West MFS International Value Fund Institutional Class	6,909,464	—	36,512,959	1,317,991		529,769	—	67,159,989
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	42,750,318	2,475,952	1,208,145		(6,967)	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,471,845	—	861,983	1,424,687		500,356	68,515	45,210,349
Great-West Putnam Equity Income Fund Initial Class	—	52,129,187	3,640,939	582,920		223,572	—	—
Great-West Putnam Equity Income Fund Institutional Class	5,560,537	—	1,204,518	1,081,957		441,000	329,115	55,104,922
Great-West Putnam High Yield Bond Fund Initial Class	—	36,628,985	2,433,030	791,429		41,733	—	—
Great-West Putnam High Yield Bond Institutional Class	3,270,101	—	2,491,304	9,269,889		128,315	812,007	31,523,772
Great-West Real Estate Index Fund Initial Class	—	28,555,315	5,237,701	2,471,531		809,147	—	—
Great-West Real Estate Index Fund Institutional Class	3,230,334	—	2,829,829	506,624		119,618	347,726	30,494,350
Great-West S&P 500® Index Fund Initial Class	—	189,620,776	13,475,958	1,623,729		1,023,901	—	—
Great-West S&P 500® Index Fund Institutional Class	20,418,617	—	4,731,150	2,757,271		1,698,048	1,695,989	201,123,381

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2035 Fund II – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$81,397,929	$4,622,077	$1,622,203	$	840,583 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,614,399	—	2,516,096	1,927,819		948,059	442,814	86,057,849
Great-West S&P Small Cap 600® Index Fund Initial Class	—	57,918,073	3,587,570	871,597		534,368	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,988,780	—	2,166,556	2,171,133		1,119,147	320,254	61,085,555
Great-West Short Duration Bond Fund Initial Class	—	3,611,148	338,053	69,092		(1,022)	9,577	—
Great-West Short Duration Bond Fund Institutional Class	387,658	—	123,406	149,054		(3,175)	6,546	3,868,831
Great-West T. Rowe Price Equity Income Fund Initial Class	—	52,147,051	4,458,506	496,170		122,439	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,709,540	—	1,969,800	1,019,668		279,018	583,733	55,154,151
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	19,962,994	930,039	655,640		240,946	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,963,675	—	9,668,795	923,781		377,602	—	30,170,206
Great-West Templeton Global Bond Fund Initial Class	—	16,765,028	1,573,196	567,287		(32,661)	—	—
Great-West Templeton Global Bond Fund Institutional Class	1,886,191	—	1,451,727	680,863		(23,685)	429,791	18,107,432

					$	13,054,059 $	7,458,621 $	1,128,332,557

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2035 Fund III

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$2,023,373	$352,702	$109,548	$	(13,570) $	— $	—
Great-West American Century Growth Fund Institutional Class	242,576	—	153,459	57,250		(3,063)	5,269	2,442,745
Great-West Ariel Mid Cap Value Fund Initial Class	—	484,556	97,096	21,725		619	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	61,820	—	42,049	8,465		261	1,390	611,404
Great-West Bond Index Fund Initial Class	—	1,360,047	398,954	70,728		2,156	6,221	—
Great-West Bond Index Fund Institutional Class	200,863	—	366,000	52,646		519	9,949	1,974,481
Great-West Federated Bond Fund Initial Class	—	816,503	238,860	42,413		1,033	4,764	—
Great-West Federated Bond Fund Institutional Class	98,999	—	102,198	130,190		1,778	7,389	969,202
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,971,339	385,178	62,264		(6,886)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	246,264	—	172,996	32,904		(514)	12,183	2,418,308
Great-West International Index Fund Initial Class	—	5,083,323	1,234,136	387,263		(10,770)	—	—
Great-West International Index Fund Institutional Class	677,252	—	632,711	321,355		7,191	—	6,576,115
Great-West Life & Annuity Contract	206,807	156,912	65,645	16,871		—	1,378	206,807
Great-West Loomis Sayles Bond Fund Initial Class	—	550,745	146,892	25,283		(1,145)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	84,908	—	187,925	19,835		(1,104)	13,367	819,359
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	887,127	159,649	54,348		(6,813)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	107,394	—	81,797	38,488		(2,465)	5,186	1,077,167
Great-West MFS International Growth Fund Initial Class	—	1,167,683	244,475	92,763		(7,218)	—	—
Great-West MFS International Growth Fund Institutional Class	152,233	—	132,978	66,754		(829)	—	1,478,180
Great-West MFS International Value Fund Initial Class	—	1,402,109	331,744	98,186		6,243	—	—
Great-West MFS International Value Fund Institutional Class	374,588	—	2,065,627	79,001		7,524	—	3,640,997
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,877,828	469,280	75,802		10,064	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	241,526	—	138,257	56,138		9,420	3,663	2,441,830
Great-West Putnam Equity Income Fund Initial Class	—	2,367,270	521,827	61,094		1,340	—	—
Great-West Putnam Equity Income Fund Institutional Class	300,805	—	186,673	46,908		2,279	17,593	2,980,975
Great-West Putnam High Yield Bond Fund Initial Class	—	683,962	183,151	40,402		(2,122)	—	—
Great-West Putnam High Yield Bond Institutional Class	75,005	—	88,906	198,753		(2,442)	18,390	723,045
Great-West Real Estate Index Fund Initial Class	—	1,144,015	404,228	80,275		25,434	—	—
Great-West Real Estate Index Fund Institutional Class	158,392	—	200,154	23,877		4,598	16,996	1,495,221
Great-West S&P 500® Index Fund Initial Class	—	8,309,312	2,205,981	194,940		51,991	—	—
Great-West S&P 500® Index Fund Institutional Class	1,101,524	—	726,593	114,313		28,996	90,718	10,850,008

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2035 Fund III – (continued)

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$3,599,318	$852,499	$111,850	$	21,915 $	— $	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	465,738	—	303,626	82,584		13,574	23,636	4,652,718
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,590,999	646,751	134,721		(746)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	323,883	—	216,925	118,211		2,758	16,973	3,303,604
Great-West Short Duration Bond Fund Initial Class	—	65,901	19,761	3,636		(32)	192	—
Great-West Short Duration Bond Fund Institutional Class	8,694	—	7,767	3,250		(17)	144	86,763
Great-West T. Rowe Price Equity Income Fund Initial Class	—	2,356,590	573,360	56,326		(1,109)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	308,316	—	243,508	57,267		240	31,320	2,978,337
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	917,613	156,197	37,318		665	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	160,845	—	556,382	40,014		2,243	—	1,637,401
Great-West Templeton Global Bond Fund Initial Class	—	316,902	91,463	23,221		(1,514)	—	—
Great-West Templeton Global Bond Fund Institutional Class	43,342	—	51,329	10,895		(591)	9,778	416,088

					$	139,891 $	296,499 $	53,780,755

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2045 Fund I

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$3,836,918	$185,383	$191,397	$15,201 $	— $	—
Great-West American Century Growth Fund Institutional Class	385,755	—	118,842	163,973	15,608	8,456	3,884,555
Great-West Ariel Mid Cap Value Fund Initial Class	—	949,254	68,192	79,675	4,310	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	97,281	—	19,016	26,530	1,975	2,202	962,110
Great-West Bond Index Fund Initial Class	—	7,731,999	837,378	683,593	(15,055)	31,230	—
Great-West Bond Index Fund Institutional Class	883,072	—	1,110,599	248,102	(9,241)	44,281	8,680,599
Great-West Federated Bond Fund Initial Class	—	4,634,193	484,668	387,974	(3,671)	23,892	—
Great-West Federated Bond Fund Institutional Class	435,125	—	192,128	627,930	(8,249)	32,867	4,259,876
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	3,812,423	194,989	159,126	(7,638)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	390,904	—	94,140	100,483	(5,045)	19,490	3,838,682
Great-West International Index Fund Initial Class	—	12,006,655	635,561	900,095	242,543	—	—
Great-West International Index Fund Institutional Class	1,241,001	—	345,012	435,698	114,208	—	12,050,122
Great-West Loomis Sayles Bond Fund Initial Class	—	3,089,341	289,881	210,603	(9,123)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	374,653	—	659,479	127,620	(8,023)	59,616	3,615,397
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	1,971,748	92,285	115,349	19,346	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	195,772	—	53,447	73,690	17,167	9,630	1,963,598
Great-West MFS International Growth Fund Initial Class	—	2,712,655	121,968	229,124	31,292	—	—
Great-West MFS International Growth Fund Institutional Class	279,666	—	80,471	107,165	25,031	—	2,715,553
Great-West MFS International Value Fund Initial Class	—	3,314,994	137,404	222,163	75,517	—	—
Great-West MFS International Value Fund Institutional Class	687,866	—	3,629,153	145,681	58,390	—	6,686,059
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	3,838,636	202,834	197,466	37,780	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	384,166	—	71,064	170,202	25,863	5,878	3,883,916
Great-West Putnam Equity Income Fund Initial Class	—	4,681,441	302,322	142,512	73,309	—	—
Great-West Putnam Equity Income Fund Institutional Class	477,585	—	68,872	105,660	43,623	28,286	4,732,864
Great-West Putnam High Yield Bond Fund Initial Class	—	3,860,559	285,465	288,682	(3,051)	—	—
Great-West Putnam High Yield Bond Institutional Class	326,608	—	229,407	956,906	9,416	81,265	3,148,505
Great-West Real Estate Index Fund Initial Class	—	2,434,903	386,523	243,468	68,658	—	—
Great-West Real Estate Index Fund Institutional Class	263,109	—	211,081	50,330	7,400	28,259	2,483,745
Great-West S&P 500® Index Fund Initial Class	—	16,994,450	1,099,970	425,617	306,239	—	—
Great-West S&P 500® Index Fund Institutional Class	1,751,066	—	306,192	288,424	187,809	145,374	17,248,000
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	7,328,060	316,719	266,448	153,024	—	—

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2045 Fund I – (continued)

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Institutional Class	739,185	$—	$196,767	$200,167	$98,804 $	37,968 $	7,384,458
Great-West S&P Small Cap 600® Index Fund Initial Class	—	6,057,478	288,393	233,278	102,139	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	592,678	—	196,476	266,857	111,056	31,689	6,045,312
Great-West T. Rowe Price Equity Income Fund Initial Class	—	4,688,537	373,844	155,868	43,472	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	489,952	—	137,556	111,813	28,301	50,068	4,732,942
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,796,978	75,905	109,006	32,731	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	254,807	—	834,421	102,433	30,132	—	2,593,939
Great-West Templeton Global Bond Fund Initial Class	—	1,872,465	232,018	206,470	(11,311)	—	—
Great-West Templeton Global Bond Fund Institutional Class	198,922	—	138,490	93,093	(6,969)	45,553	1,909,647

					$1,892,968 $	686,004 $	102,819,879

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2045 Fund II

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$22,846,374	$1,892,887	$237,359	$73,108 $	— $	—
Great-West American Century Growth Fund Institutional Class	2,492,829	—	839,122	730,191	187,142	54,467	25,102,790
Great-West Ariel Mid Cap Value Fund Initial Class	—	5,692,131	503,781	194,144	9,064	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	632,901	—	222,492	168,599	12,432	14,341	6,259,389
Great-West Bond Index Fund Initial Class	—	20,099,458	2,780,995	860,069	(11,762)	84,173	—
Great-West Bond Index Fund Institutional Class	2,480,538	—	3,464,160	870,360	(29,830)	125,170	24,383,686
Great-West Federated Bond Fund Initial Class	—	12,049,546	1,599,503	443,322	(5,059)	64,435	—
Great-West Federated Bond Fund Institutional Class	1,222,609	—	738,743	1,861,554	(24,132)	92,869	11,969,344
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	22,627,062	2,187,265	243,823	(14,093)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,525,328	—	944,780	597,529	(29,300)	125,475	24,798,719
Great-West International Index Fund Initial Class	—	71,570,222	4,981,116	2,838,915	486,175	—	—
Great-West International Index Fund Institutional Class	8,028,385	—	3,829,860	2,637,166	917,457	—	77,955,614
Great-West Loomis Sayles Bond Fund Initial Class	—	8,034,746	950,933	165,427	(6,729)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,051,697	—	1,981,477	391,255	(20,660)	168,002	10,148,880
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	11,738,411	882,504	171,077	71,398	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,273,648	—	474,988	360,527	145,106	62,314	12,774,695
Great-West MFS International Growth Fund Initial Class	—	16,117,470	922,860	638,236	74,369	—	—
Great-West MFS International Growth Fund Institutional Class	1,802,306	—	833,067	631,470	167,745	—	17,500,389
Great-West MFS International Value Fund Initial Class	—	19,705,277	1,221,223	642,402	211,789	—	—
Great-West MFS International Value Fund Institutional Class	4,435,229	—	23,652,285	832,107	332,336	—	43,110,424
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	22,866,254	1,978,645	417,846	139,538	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,482,659	—	609,030	742,988	262,391	37,867	25,099,683
Great-West Putnam Equity Income Fund Initial Class	—	27,841,014	2,701,180	125,098	46,719	—	—
Great-West Putnam Equity Income Fund Institutional Class	3,088,859	—	872,764	617,148	249,735	181,906	30,610,593
Great-West Putnam High Yield Bond Fund Initial Class	—	10,069,697	958,367	224,367	7,978	—	—
Great-West Putnam High Yield Bond Institutional Class	919,119	—	794,924	2,755,963	24,065	229,267	8,860,305
Great-West Real Estate Index Fund Initial Class	—	12,885,710	2,829,174	1,135,053	377,964	—	—
Great-West Real Estate Index Fund Institutional Class	1,507,379	—	1,516,263	368,059	81,038	162,480	14,229,655
Great-West S&P 500® Index Fund Initial Class	—	101,093,860	9,942,230	440,209	226,766	—	—
Great-West S&P 500® Index Fund Institutional Class	11,310,351	—	3,987,874	2,000,304	1,105,793	936,657	111,406,963
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	43,570,311	3,385,445	505,648	207,640	—	—

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2045 Fund II – (continued)

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,781,451	$—	$1,524,306	$1,032,200	$469,178 $	244,484 $	47,766,700
Great-West S&P Small Cap 600® Index Fund Initial Class	—	36,011,932	3,036,354	405,979	205,613	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,844,388	—	1,568,798	1,418,791	670,016	204,577	39,212,762
Great-West T. Rowe Price Equity Income Fund Initial Class	—	27,878,394	3,247,971	211,381	49,644	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,169,348	—	1,454,368	670,020	199,937	322,877	30,615,906
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	10,654,838	722,826	235,307	92,445	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,644,060	—	5,410,797	520,024	174,499	—	16,736,530
Great-West Templeton Global Bond Fund Initial Class	—	4,873,123	595,643	176,116	(9,493)	—	—
Great-West Templeton Global Bond Fund Institutional Class	560,887	—	488,237	278,842	(20,144)	128,690	5,384,511

					$7,107,878 $	3,240,051 $	583,927,538

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2045 Fund III

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$982,718	$228,424	$60,807	$(5,494) $	— $	—
Great-West American Century Growth Fund Institutional Class	123,601	—	77,680	18,630	(870)	2,674	1,244,661
Great-West Ariel Mid Cap Value Fund Initial Class	—	234,633	60,733	15,443	(397)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	31,205	—	24,388	4,693	85	701	308,616
Great-West Bond Index Fund Initial Class	—	447,801	153,695	31,501	830	2,037	—
Great-West Bond Index Fund Institutional Class	68,565	—	131,721	18,423	291	3,401	673,999
Great-West Federated Bond Fund Initial Class	—	268,469	91,396	18,403	370	1,561	—
Great-West Federated Bond Fund Institutional Class	33,819	—	39,111	44,107	583	2,530	331,089
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	957,359	250,376	47,155	(121)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	125,144	—	95,492	13,064	264	6,174	1,228,910
Great-West International Index Fund Initial Class	—	2,885,877	754,957	211,079	(6,635)	—	—
Great-West International Index Fund Institutional Class	399,325	—	366,288	101,354	2,116	—	3,877,445
Great-West Loomis Sayles Bond Fund Initial Class	—	180,876	56,224	10,925	(559)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	28,756	—	64,998	6,821	(441)	4,541	277,496
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	495,775	116,727	36,695	(3,614)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	62,817	—	46,265	13,473	(772)	3,037	630,055
Great-West MFS International Growth Fund Initial Class	—	659,859	150,588	44,983	(3,097)	—	—
Great-West MFS International Growth Fund Institutional Class	89,877	—	81,419	23,071	111	—	872,702
Great-West MFS International Value Fund Initial Class	—	795,381	201,305	50,979	2,291	—	—
Great-West MFS International Value Fund Institutional Class	220,080	—	1,214,796	30,636	3,206	—	2,139,183
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	924,005	250,553	29,239	3,795	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	123,100	—	75,319	19,533	3,426	1,862	1,244,542
Great-West Putnam Equity Income Fund Initial Class	—	1,156,607	312,207	44,309	(496)	—	—
Great-West Putnam Equity Income Fund Institutional Class	153,173	—	108,944	22,239	54	8,922	1,517,947
Great-West Putnam High Yield Bond Fund Initial Class	—	222,107	69,124	16,071	(613)	—	—
Great-West Putnam High Yield Bond Institutional Class	25,216	—	32,814	66,347	(686)	6,227	243,077
Great-West Real Estate Index Fund Initial Class	—	491,925	203,224	42,102	11,154	—	—
Great-West Real Estate Index Fund Institutional Class	70,640	—	88,927	9,503	1,330	7,542	666,839
Great-West S&P 500® Index Fund Initial Class	—	4,083,945	1,213,634	109,059	23,668	—	—
Great-West S&P 500® Index Fund Institutional Class	559,895	—	416,583	45,714	11,667	46,046	5,514,968
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	1,763,604	505,004	78,593	5,744	—	—

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2045 Fund III – (continued)

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Institutional Class	236,829	$—	$154,209	$27,014	$3,073 $	12,005 $	2,365,924
Great-West S&P Small Cap 600® Index Fund Initial Class	—	1,463,879	420,934	74,367	301	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	190,148	—	117,539	40,534	2,694	9,956	1,939,506
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,152,210	333,815	46,630	(2,675)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	157,122	—	141,237	23,710	(460)	15,906	1,517,802
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	445,629	97,823	20,284	523	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	81,503	—	278,001	11,536	1,088	—	829,698
Great-West Templeton Global Bond Fund Initial Class	—	107,905	35,338	8,912	(526)	—	—
Great-West Templeton Global Bond Fund Institutional Class	15,213	—	20,172	5,167	(244)	3,458	146,042

					$50,964 $	138,580 $	27,570,501

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2055 Fund I

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$1,164,645	$111,819	$65,678	$4,109 $	— $	—
Great-West American Century Growth Fund Institutional Class	120,582	—	44,472	71,889	4,506	2,629	1,214,259
Great-West Ariel Mid Cap Value Fund Initial Class	—	288,986	32,854	24,884	1,359	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	30,543	—	11,318	15,546	1,108	692	302,068
Great-West Bond Index Fund Initial Class	—	1,912,352	303,880	174,453	(373)	7,969	—
Great-West Bond Index Fund Institutional Class	224,650	—	353,326	166,034	(3,252)	11,352	2,208,311
Great-West Federated Bond Fund Initial Class	—	1,149,438	176,812	101,078	(1,349)	6,118	—
Great-West Federated Bond Fund Institutional Class	110,627	—	79,045	206,635	3,440	8,419	1,083,039
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,153,981	119,567	59,982	(2,631)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	122,220	—	49,725	62,266	(2,322)	6,062	1,200,199
Great-West International Index Fund Initial Class	—	4,190,267	360,488	312,209	93,896	—	—
Great-West International Index Fund Institutional Class	445,414	—	243,880	254,929	73,743	—	4,324,975
Great-West Loomis Sayles Bond Fund Initial Class	—	765,953	100,576	49,322	(2,598)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	95,290	—	187,716	65,824	(4,033)	15,259	919,551
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	677,788	72,357	47,345	8,281	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	70,142	—	32,058	41,547	6,791	3,397	703,523
Great-West MFS International Growth Fund Initial Class	—	945,034	75,489	78,106	14,561	—	—
Great-West MFS International Growth Fund Institutional Class	100,233	—	52,103	66,665	7,810	—	973,260
Great-West MFS International Value Fund Initial Class	—	1,153,346	90,329	81,070	28,475	—	—
Great-West MFS International Value Fund Institutional Class	246,287	—	1,367,562	103,567	40,554	—	2,393,908
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,164,680	110,401	69,273	8,965	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	120,083	—	35,591	72,399	8,571	1,828	1,214,044
Great-West Putnam Equity Income Fund Initial Class	—	1,419,899	146,482	47,940	18,466	—	—
Great-West Putnam Equity Income Fund Institutional Class	149,625	—	50,792	57,874	23,778	8,755	1,482,782
Great-West Putnam High Yield Bond Fund Initial Class	—	955,536	106,334	65,413	549	—	—
Great-West Putnam High Yield Bond Institutional Class	83,245	—	73,286	270,356	2,574	20,852	802,479
Great-West Real Estate Index Fund Initial Class	—	702,272	146,921	79,838	13,386	—	—
Great-West Real Estate Index Fund Institutional Class	77,910	—	79,720	41,589	4,806	8,401	735,474
Great-West S&P 500® Index Fund Initial Class	—	5,156,902	542,430	166,719	82,890	—	—
Great-West S&P 500® Index Fund Institutional Class	546,701	—	196,346	182,909	94,072	45,207	5,385,009
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	2,215,077	207,731	92,814	48,006	—	—

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2055 Fund I – (continued)

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Institutional Class	231,319	$—	$78,697	$87,104	$41,956 $	11,762 $	2,310,873
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,080,737	251,078	124,199	45,255	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	211,896	—	89,315	119,871	46,913	11,114	2,161,344
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,421,069	171,709	54,503	9,440	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	153,389	—	69,517	64,879	11,872	15,610	1,481,739
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	544,089	43,528	33,315	8,473	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	79,472	—	265,739	40,068	11,902	—	809,020
Great-West Templeton Global Bond Fund Initial Class	—	553,210	87,580	58,838	(4,949)	—	—
Great-West Templeton Global Bond Fund Institutional Class	60,401	—	54,242	50,177	(4,469)	13,944	579,848

					$744,531 $	199,370 $	32,285,705

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2055 Fund II

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$6,060,715	$752,542	$66,201	$12,327 $	— $	—
Great-West American Century Growth Fund Institutional Class	696,823	—	313,714	209,095	22,149	15,186	7,017,004
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,495,372	185,019	43,391	1,924	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	175,306	—	85,147	42,389	3,249	3,969	1,733,774
Great-West Bond Index Fund Initial Class	—	4,826,148	829,421	149,555	(2,590)	20,852	—
Great-West Bond Index Fund Institutional Class	630,814	—	921,078	163,539	(5,830)	31,599	6,200,898
Great-West Federated Bond Fund Initial Class	—	2,893,650	480,874	72,683	(460)	15,969	—
Great-West Federated Bond Fund Institutional Class	309,882	—	212,023	450,352	(7,142)	23,373	3,033,746
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	6,014,784	828,781	58,889	(3,432)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	706,880	—	378,817	182,171	(8,993)	35,105	6,941,558
Great-West International Index Fund Initial Class	—	21,832,074	2,276,558	675,773	206,004	—	—
Great-West International Index Fund Institutional Class	2,570,066	—	1,777,102	1,107,799	301,626	—	24,955,338
Great-West Loomis Sayles Bond Fund Initial Class	—	1,929,815	307,621	30,505	(1,201)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	269,513	—	539,862	77,533	(3,935)	42,739	2,600,805
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,547,034	400,467	46,974	9,251	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	405,993	—	193,444	122,027	21,328	19,731	4,072,108
Great-West MFS International Growth Fund Initial Class	—	4,926,457	462,072	156,518	31,884	—	—
Great-West MFS International Growth Fund Institutional Class	578,750	—	379,151	262,761	46,281	—	5,619,659
Great-West MFS International Value Fund Initial Class	—	6,016,058	563,496	164,518	52,680	—	—
Great-West MFS International Value Fund Institutional Class	1,422,547	—	7,756,193	320,162	127,543	—	13,827,161
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,066,566	714,260	80,046	15,533	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	693,938	—	269,923	229,919	34,163	10,565	7,015,717
Great-West Putnam Equity Income Fund Initial Class	—	7,395,993	1,049,497	40,014	23,606	—	—
Great-West Putnam Equity Income Fund Institutional Class	863,770	—	357,524	155,158	84,230	50,704	8,559,957
Great-West Putnam High Yield Bond Fund Initial Class	—	2,429,613	321,686	38,943	246	—	—
Great-West Putnam High Yield Bond Institutional Class	237,010	—	221,812	652,871	5,435	58,604	2,284,773
Great-West Real Estate Index Fund Initial Class	—	3,195,364	829,289	277,035	84,583	—	—
Great-West Real Estate Index Fund Institutional Class	394,335	—	462,068	111,311	16,423	42,424	3,722,524
Great-West S&P 500® Index Fund Initial Class	—	26,797,072	3,798,014	148,894	94,158	—	—
Great-West S&P 500® Index Fund Institutional Class	3,157,882	—	1,562,150	473,829	359,099	261,177	31,105,133
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	11,572,737	1,358,909	98,969	67,550	—	—

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2055 Fund II – (continued)

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,337,624	$—	$589,073	$223,298	$164,167 $	68,176 $	13,362,864
Great-West S&P Small Cap 600® Index Fund Initial Class	—	10,870,859	1,359,079	123,256	43,000	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,222,885	—	566,219	407,171	149,215	64,599	12,473,425
Great-West T. Rowe Price Equity Income Fund Initial Class	—	7,404,765	1,198,466	56,314	21,358	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	887,010	—	554,321	210,547	67,980	90,303	8,568,517
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,841,299	292,478	56,096	15,183	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	461,726	—	1,526,440	111,437	39,994	—	4,700,374
Great-West Templeton Global Bond Fund Initial Class	—	1,391,704	216,307	32,472	(1,790)	—	—
Great-West Templeton Global Bond Fund Institutional Class	170,478	—	165,661	66,589	(4,988)	38,785	1,636,588

					$2,081,808 $	893,860 $	169,431,923

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2055 Fund III

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$208,984	$59,082	$10,542	$(780) $	— $	—
Great-West American Century Growth Fund Institutional Class	27,857	—	25,336	10,082	(581)	600	280,519
Great-West Ariel Mid Cap Value Fund Initial Class	—	50,668	15,233	3,122	(78)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	7,043	—	7,216	2,316	1	158	69,660
Great-West Bond Index Fund Initial Class	—	97,703	32,756	2,657	81	453	—
Great-West Bond Index Fund Institutional Class	15,349	—	32,670	7,551	72	764	150,878
Great-West Federated Bond Fund Initial Class	—	58,694	19,609	1,563	40	348	—
Great-West Federated Bond Fund Institutional Class	7,566	—	10,594	12,043	152	567	74,071
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	205,391	60,688	6,137	27	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	28,276	—	30,496	9,460	54	1,389	277,676
Great-West International Index Fund Initial Class	—	726,340	210,943	54,382	(1,784)	—	—
Great-West International Index Fund Institutional Class	103,209	—	127,253	52,384	1,897	—	1,002,157
Great-West Loomis Sayles Bond Fund Initial Class	—	39,126	12,823	1,238	(54)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	6,518	—	16,694	2,948	(163)	1,030	62,893
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	121,404	33,101	6,583	(646)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	16,182	—	16,533	7,667	(468)	779	162,309
Great-West MFS International Growth Fund Initial Class	—	164,505	44,309	11,666	(768)	—	—
Great-West MFS International Growth Fund Institutional Class	23,250	—	27,932	11,261	257	—	225,763
Great-West MFS International Value Fund Initial Class	—	200,141	55,735	11,748	608	—	—
Great-West MFS International Value Fund Institutional Class	57,009	—	330,603	20,749	2,271	—	554,133
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	202,119	62,648	7,805	968	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	27,744	—	24,341	9,428	1,512	418	280,489
Great-West Putnam Equity Income Fund Initial Class	—	249,700	81,587	11,115	(29)	—	—
Great-West Putnam Equity Income Fund Institutional Class	34,581	—	35,045	13,515	424	2,007	342,698
Great-West Putnam High Yield Bond Fund Initial Class	—	48,435	15,045	1,594	(52)	—	—
Great-West Putnam High Yield Bond Institutional Class	5,683	—	8,659	16,078	(292)	1,398	54,780
Great-West Real Estate Index Fund Initial Class	—	97,293	39,919	7,106	2,104	—	—
Great-West Real Estate Index Fund Institutional Class	14,383	—	23,503	4,363	630	1,523	135,774
Great-West S&P 500® Index Fund Initial Class	—	894,305	304,635	36,525	4,856	—	—
Great-West S&P 500® Index Fund Institutional Class	126,161	—	132,279	39,057	5,783	10,327	1,242,687
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	385,423	120,034	14,674	1,206	—	—

  Semi-Annual Report - June 30, 2015

Great-West Lifetime 2055 Fund III – (continued)

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West S&P Mid Cap 400® Index Fund Institutional Class	53,467	$—	$49,785	$16,084	$1,611 $	2,699 $	534,134
Great-West S&P Small Cap 600® Index Fund Initial Class	—	362,931	116,995	18,385	(133)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	48,915	—	45,411	21,032	1,234	2,548	498,931
Great-West T. Rowe Price Equity Income Fund Initial Class	—	249,209	87,624	13,107	(360)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	35,479	—	42,355	14,627	(271)	3,579	342,729
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	96,172	25,374	3,737	126	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	18,427	—	67,016	5,812	501	—	187,588
Great-West Templeton Global Bond Fund Initial Class	—	28,189	9,465	1,329	(87)	—	—
Great-West Templeton Global Bond Fund Institutional Class	4,138	—	6,426	2,082	(101)	938	39,727

					$19,768 $	31,525 $	6,519,596

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were as follows:

	Purchases	Sales
Great-West Lifetime 2015 Fund I	$45,849,351	$64,530,204
Great-West Lifetime 2015 Fund II	251,461,034	240,472,465
Great-West Lifetime 2015 Fund III	20,763,941	12,705,594
Great-West Lifetime 2025 Fund I	60,218,470	76,263,028
Great-West Lifetime 2025 Fund II	361,766,815	328,351,827
Great-West Lifetime 2025 Fund III	32,570,602	17,600,741
Great-West Lifetime 2035 Fund I	46,020,990	55,549,538
Great-West Lifetime 2035 Fund II	298,138,501	237,749,349
Great-West Lifetime 2035 Fund III	24,982,918	11,179,145
Great-West Lifetime 2045 Fund I	26,709,002	27,192,312
Great-West Lifetime 2045 Fund II	177,353,222	125,403,843
Great-West Lifetime 2045 Fund III	13,849,730	5,691,328
Great-West Lifetime 2055 Fund I	11,295,433	10,326,643
Great-West Lifetime 2055 Fund II	63,175,765	37,778,698
Great-West Lifetime 2055 Fund III	3,791,134	1,607,060

4. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime 2015 Fund I, Great-West Lifetime 2015 Fund II, Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund I, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund I, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund I, Great-West Lifetime 2045 Fund II, Great-West Lifetime 2045 Fund III, Great-West Lifetime 2055 Fund I, Great-West Lifetime 2055 Fund II and Great-West Lifetime 2055 Fund III (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the

Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance

The Board considered the investment performance of the Funds. The Board reviewed performance information for the Class T Shares of each Fund as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2014. In evaluating the performance of each Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that, with respect to the Great-West Lifetime 2015 Fund I, although the Fund underperformed its benchmark index for the five-year period ended December 31, 2014, it outperformed its benchmark index for the one- and three-year periods ended December 31, 2014. The Board also noted that, although the Fund was in the third quartile of its peer group for the three- and five-year periods ended December 31, 2014 (the first quartile being the best performers and the fourth quartile being the worst performers), the Fund was in the first quartile of its peer group for the one-year period ended December 31, 2014.

For the Great-West Lifetime 2015 Fund II, the Board noted that the Fund was in the first, second and second quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the one-year period ended December 31, 2014.

For the Great-West Lifetime 2015 Fund III, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the one-year period ended December 31, 2014.

For the Great-West Lifetime 2025 I, the Board noted that, although the Fund was in the fourth quartile of its peer group for the three- and five-year periods ended December 31, 2014, the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, the Fund outperformed its benchmark index for the three-year period ended December 31, 2014.

For the Great-West Lifetime 2025 Fund II, the Board noted that the Fund was in the second quartile of its peer group for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the one-year period ended December 31, 2014.

For the Great-West Lifetime 2025 Fund III, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the one-year period ended December 31, 2014.

For the Great-West Lifetime 2035 Fund I, the Board noted that the Fund was in the second, third and third quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, the Fund outperformed its benchmark index for the three-year period ended December 31, 2014.

For the Great-West Lifetime 2035 Fund II, the Board noted that the Fund was in the second quartile of its peer group for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the one-year period ended December 31, 2014.

For the Great-West Lifetime 2035 Fund III, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the one-year period ended December 31, 2014.

For the Great-West Lifetime 2045 Fund I, the Board noted that the Fund was in the second, third and third quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the five-year period ended December 31, 2014, the Fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2014.

For the Great-West Lifetime 2045 Fund II, the Board noted that the Fund was in the second quartile of its peer group for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the five-year period ended December 31, 2014, it outperformed its benchmark index for the one- and three-year periods ended December 31, 2014.

For the Great-West Lifetime 2045 Fund III, the Board noted that the Fund was in the second quartile of its peer group for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the five-year period ended December 31, 2014, it outperformed its benchmark index for the one- and three-year periods ended December 31, 2014.

For the Great-West Lifetime 2055 Fund I, the Board noted that, although the Fund was in the third, fourth and third quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2014 and the Fund underperformed its benchmark index for the five-year period ended December 31, 2014, the Fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2014.

For the Great-West Lifetime 2055 Fund II, the Board noted that the Fund was in the third, third and second quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the five-year period ended December 31, 2014, the Fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2014.

For the Great-West Lifetime 2055 Fund III, the Board noted that the Fund was in the third, third and second quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that, although the Fund underperformed its benchmark index for the five-year period ended December 31, 2014, the Fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2014.

The Board determined that it was satisfied with the investment performance of the Funds.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Class T Shares, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds and (ii) each Fund’s total expense ratio, including underlying fund fees and expenses, in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that for the Great West Lifetime 2015 Fund I, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2015 Fund II, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2015 Fund III, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2025 Fund I, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was the same as the average contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was less than the average and median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2025 Fund II, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was the same as the average contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2025 Fund III, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was the same as the average contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2035 Fund I, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2035 Fund II, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2035 Fund III, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2045 Fund I, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2045 Fund II the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2045 Fund III the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.

For the Great-West Lifetime 2055 Fund I, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that, although the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median expense ratio of its peer group, the Fund’s total annual operating expense ratio was lower than the average and median expense ratio of its peer universe of funds.

For the Great-West Lifetime 2055 Fund II, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that, although the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median expense ratio of its peer group, the Fund’s total annual operating expense ratio was lower than the average and median expense ratio of its peer universe of funds.

For the Great-West Lifetime 2055 Fund III, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was less than the average and the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that, although the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median expense ratio of its peer group, the Fund’s total annual operating expense ratio was lower than the average and the same as the median expense ratio of its peer universe of funds.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015